UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	11/30

Date of reporting period:	11/30/2025

Item 1. Reports to Stockholders.

(a)
Inspire 100 ETF

(BIBL) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Inspire 100 ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/bibl. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 100 ETF	$37	0.35%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 8.59%. This strong performance was driven predominately by the upward momentum in the US large cap equity market during the period. The sectors that helped support the fund with positive performance came from the Consumer Discretionary, Materials, Health Care, Real Estate and Utilities sectors. The sectors that caused the largest drag to performance during the period due to security selection were the Communications Services, Industrials, Consumer Staples, Financials and Energy sectors. Although there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed in line with the broader large cap market. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire 100 ETF - NAV
Inspire 100 Index
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$30,440
$24,956
$23,605
Oct-2017
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Inspire 100 ETF - NAV	Inspire 100 Index	S&P 500® Index
Oct-2017	$10,000	$10,000	$10,000
Nov-2017	$10,276	$10,274	$10,317
Nov-2018	$10,594	$10,674	$10,964
Nov-2019	$12,144	$12,361	$12,730
Nov-2020	$14,997	$15,489	$14,953
Nov-2021	$18,715	$19,531	$19,128
Nov-2022	$15,966	$16,678	$17,366
Nov-2023	$16,591	$17,393	$19,769
Nov-2024	$21,737	$22,895	$26,469
Nov-2025	$23,605	$24,956	$30,440

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 30, 2017)
Inspire 100 ETF - NAV	8.59%	9.50%	11.21%
Inspire 100 Index	9.00%	10.01%	11.98%
S&P 500® Index	15.00%	15.28%	14.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$361,579,276
  Number of Portfolio Holdings100
  Advisory Fee (net of waivers)$786,762
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.7%
Consumer Discretionary	0.9%
Utilities	3.8%
Materials	4.6%
Health Care	5.6%
Energy	6.5%
Financials	8.4%
Real Estate	15.2%
Technology	26.4%
Industrials	27.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Caterpillar, Inc.	6.5%
Arista Networks, Inc.	4.3%
Amphenol Corporation, Class A	4.2%
Progressive Corporation (The)	3.6%
Welltower, Inc.	3.6%
KLA Corporation	3.5%
Prologis, Inc.	3.3%
Parker-Hannifin Corporation	3.0%
Interactive Brokers Group, Inc., Class A	2.7%
Freeport-McMoRan, Inc.	2.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Inspire 100 ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/bibl), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-BIBL

Inspire 500 ETF

(PTL) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Inspire 500 ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/ptl. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 500 ETF	$10	0.09%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 14.20%. This strong positive performance was driven by upward momentum in the broader US Large Cap markets. The sectors that contributed most to the positive performance within the Fund were Information Technology, Materials and Health Care. Although there was volatility in the broader US Large Cap market due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed better than the broader large cap market during the period due to the Fund having minimal exposure to the Mega Cap Growth stocks that have been the driving force in the US large cap markets for the past couple of years but have not performed as well during the during the last several months of the fiscal year. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire 500 ETF - NAV
Inspire 500 Index
S&P 500® Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$13,416
$12,986
$12,963
03/25/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25

	Inspire 500 ETF - NAV	Inspire 500 Index	S&P 500® Index
03/25/24	$10,000	$10,000	$10,000
05/31/24	$9,860	$9,862	$10,138
08/31/24	$10,510	$10,517	$10,888
11/30/24	$11,352	$11,364	$11,666
02/28/25	$10,921	$10,930	$11,553
05/31/25	$11,155	$11,163	$11,509
08/31/25	$12,272	$12,288	$12,617
11/30/25	$12,963	$12,986	$13,416

Average Annual Total Returns

	1 Year	Since Inception (March 25, 2024)
Inspire 500 ETF - NAV	14.20%	16.65%
Inspire 500 Index	14.28%	16.78%
S&P 500® Index	15.00%	19.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$565,711,679
  Number of Portfolio Holdings497
  Advisory Fee $329,043
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.8%
Industrials
17.3%
Energy
8.3%
Financials
8.3%
Consumer Discretionary
8.2%
Materials
6.3%
Real Estate
5.9%
Health Care
5.8%
Utilities
4.9%
Consumer Staples
2.5%
Communications
1.4%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	1.4%
Consumer Staples	2.5%
Utilities	4.9%
Health Care	5.8%
Real Estate	5.9%
Materials	6.3%
Consumer Discretionary	8.2%
Financials	8.3%
Energy	8.3%
Industrials	17.3%
Technology	30.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	13.1%
Exxon Mobil Corporation	3.2%
Home Depot, Inc. (The)	2.4%
Palantir Technologies, Inc., Class A	2.3%
Caterpillar, Inc.	1.6%
Linde PLC	1.3%
QUALCOMM, Inc.	1.2%
NextEra Energy, Inc.	1.1%
GE Vernova, Inc.	1.1%
Arista Networks, Inc.	1.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Inspire 500 ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/ptl), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-PTL

Inspire Corporate Bond ETF

(IBD) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Inspire Corporate Bond ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/ibd. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Corporate Bond ETF	$42	0.41%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 6.16%. This positive performance was driven by falling interest rates on the short to intermediate end of the yield curve vs interest rates rising on the long end of the yield curve spectrum in anticipation that interest rates would be cut by the Federal Reserve at least twice. The investment grade quality fixed income portfolio of the Fund performed in line with the broader fixed income market even though the Fund had no exposure to US Treasuries or mortgage-backed securities. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Inspire Corporate Bond ETF - NAV	Inspire Corporate Bond Impact Index	Bloomberg Intermediate Corporate Index	Bloomberg U.S. Intermediate Credit Index
07/10/17	$10,000	$10,000	$10,000	$10,000
11/30/17	$10,037	$10,102	$10,094	$10,088
11/30/18	$9,938	$10,045	$9,996	$10,005
11/30/19	$10,824	$11,117	$11,077	$11,035
11/30/20	$11,382	$12,190	$11,895	$11,807
11/30/21	$11,252	$12,120	$11,820	$11,729
11/30/22	$10,166	$10,986	$10,731	$10,681
11/30/23	$10,534	$11,447	$11,188	$11,110
11/30/24	$11,318	$12,376	$12,080	$11,958
11/30/25	$12,015	$13,201	$12,918	$12,782

Average Annual Total Returns

	1 Year	5 years	Since Inception (July 10, 2017)
Inspire Corporate Bond ETF - NAV	6.16%	1.09%	2.21%
Inspire Corporate Bond Impact Index	6.66%	1.61%	3.36%
Bloomberg Intermediate Corporate Index	6.94%	1.66%	3.10%
Bloomberg U.S. Intermediate Credit Index	6.89%	1.60%	2.97%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$449,529,917
  Number of Portfolio Holdings251
  Advisory Fee $1,165,525
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.5%
Money Market Funds	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Money Market Funds	2.5%
Financials	4.9%
Consumer Discretionary	5.1%
Consumer Staples	5.8%
Health Care	5.8%
Utilities	8.2%
Energy	9.3%
Materials	10.2%
Technology	11.7%
Real Estate	18.1%
Industrials	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Institutional Class	2.5%
Camden Property Trust, 4.900%, 01/15/34	2.1%
Alexandria Real Estate Equities, Inc., 4.900%, 12/15/30	2.1%
Trimble, Inc., 4.900%, 06/15/28	2.1%
Amphenol Corporation, B, 4.350%, 06/01/29	2.1%
Valero Energy Corporation, 4.350%, 06/01/28	2.1%
Republic Services, Inc., 3.950%, 05/15/28	2.1%
Cboe Global Markets, Inc., 3.650%, 01/12/27	2.0%
AutoZone, Inc., 3.750%, 06/01/27	2.0%
Parker-Hannifin Corporation, 3.250%, 06/14/29	2.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Inspire Corporate Bond ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/ibd), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-IBD

Inspire Growth ETF

(GLRY) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Inspire Growth ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/glry. You can also request this information by contacting us at 1-877-658-9473. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Growth ETF	$85	0.80%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 11.90%. This strong positive performance was driven predominately by the upward trajectory of the US large cap and mid cap markets during the period. The Fund’s focus on the growth momentum factor that was in favor over the period, as well as security selection in the Utilities, Information Technology Communications Services and Health Care sectors helped achieve a positive performance within the Fund during the period. The sectors that caused the largest drag to performance were the Consumer Discretionary, Consumer Staples, Energy and Materials sectors. Although there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed well vs the broader mid-cap and large cap markets. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Growth ETF - NAV
S&P MidCap 400® Index
S&P Composite 1500® Index
$20,000
$15,000
$10,000
$5,000
$0
$19,584
$15,961
$15,688
Dec-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Inspire Growth ETF - NAV	S&P MidCap 400® Index	S&P Composite 1500® Index
Dec-2020	$10,000	$10,000	$10,000
Nov-2021	$11,735	$12,260	$12,530
Nov-2022	$10,105	$11,857	$11,427
Nov-2023	$10,785	$11,996	$12,869
Nov-2024	$14,020	$15,997	$17,228
Nov-2025	$15,688	$15,961	$19,584

Average Annual Total Returns

	1 Year	Since Inception (December 7, 2020)
Inspire Growth ETF - NAV	11.90%	9.46%
S&P MidCap 400® Index	-0.23%	9.84%
S&P Composite 1500® Index	13.67%	14.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$119,544,656
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$475,269
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
28.1%
Technology
19.5%
Financials
11.5%
Consumer Discretionary
9.4%
Health Care
8.6%
Communications
5.3%
Consumer Staples
5.1%
Utilities
4.2%
Energy
4.1%
Real Estate
2.9%
Materials
1.2%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	1.2%
Real Estate	2.9%
Energy	4.1%
Utilities	4.2%
Consumer Staples	5.1%
Communications	5.3%
Health Care	8.6%
Consumer Discretionary	9.4%
Financials	11.5%
Technology	19.5%
Industrials	28.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	5.7%
AppLovin Corporation, Class A	5.3%
Amphenol Corporation, Class A	5.0%
BWX Technologies, Inc.	4.3%
Curtiss-Wright Corporation	4.3%
NRG Energy, Inc.	4.2%
KLA Corporation	4.1%
InterDigital, Inc.	4.0%
EMCOR Group, Inc.	4.0%
United Therapeutics Corporation	3.8%

Material Fund Changes

Effective November 19, 2025, the Fund's name changed from "Inspire Momentum ETF" to" Inspire Growth ETF".This is a summary of certain changes to the Fund since November 19, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 30, 2026 at https://www.sec.gov/ or upon request at 1-877-658-9473.

Inspire Growth ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/glry), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-GLRY

Inspire Fidelis Multi Factor ETF

(FDLS) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Inspire Fidelis Multi Factor ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/fdls. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Fidelis Multi Factor ETF	$70	0.66%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 12.65%. This strong positive performance was driven predominantly by the upward momentum in the US equity markets, as well as the international markets during the period. Security selection in the Utilities, Consumer Discretionary, Materials, Health Care and Financials sectors helped the Fund with positive performance. The sectors that caused the largest drag to performance were the Communication Services and Consumer Staples sectors. Although there was volatility in the global markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the fund performed in line with the broader global markets. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Fidelis Multi Factor ETF - NAV
WI Fidelis Multi-Cap, Multi-Factor Index
S&P Global 1200 Index
MSCI ACWI Index
$20,000
$15,000
$10,000
$5,000
$0
$17,249
$16,688
$16,298
$15,701
08/23/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
06/30/25
09/30/25
11/30/25

	Inspire Fidelis Multi Factor ETF - NAV	WI Fidelis Multi-Cap, Multi-Factor Index	S&P Global 1200 Index	MSCI ACWI Index
08/23/22	$10,000	$10,000	$10,001	$10,000
09/30/22	$8,808	$8,841	$8,738	$8,746
12/31/22	$9,799	$9,899	$9,662	$9,600
03/31/23	$10,120	$10,239	$10,406	$10,301
06/30/23	$10,970	$11,126	$11,119	$10,938
09/30/23	$10,721	$10,896	$10,712	$10,566
12/31/23	$11,897	$12,125	$11,922	$11,731
03/31/24	$12,384	$12,654	$13,003	$12,693
06/30/24	$12,064	$12,336	$13,411	$13,057
09/30/24	$12,846	$13,164	$14,263	$13,921
12/31/24	$12,782	$13,173	$14,183	$13,783
03/31/25	$12,230	$12,622	$14,010	$13,601
06/30/25	$13,834	$14,312	$15,611	$15,168
09/30/25	$15,242	$15,801	$16,826	$16,325
11/30/25	$15,701	$16,298	$17,249	$16,688

Average Annual Total Returns

	1 Year	Since Inception (August 23, 2022)
Inspire Fidelis Multi Factor ETF - NAV	12.65%	14.79%
WI Fidelis Multi-Cap, Multi-Factor Index	13.95%	16.10%
S&P Global 1200 Index	18.74%	18.14%
MSCI ACWI Index	18.21%	16.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$118,674,939
  Number of Portfolio Holdings101
  Advisory Fee $403,832
  Portfolio Turnover233%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Partnership Shares	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 22.0%
Industrials 19.0%
Financials 15.6%
Health Care 13.4%
Consumer Discretionary 7.2%
Materials 6.1%
Energy 6.0%
Consumer Staples 4.1%
Communications 3.4%
Utilities 2.0%
Real Estate 1.0%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	1.0%
Utilities	2.0%
Communications	3.4%
Consumer Staples	4.1%
Energy	6.0%
Materials	6.1%
Consumer Discretionary	7.2%
Health Care	13.4%
Financials	15.6%
Industrials	19.0%
Technology	22.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CytomX Therapeutics, Inc.	2.0%
Western Digital Corporation	1.5%
Argan, Inc.	1.5%
Viavi Solutions, Inc.	1.4%
Pediatrix Medical Group, Inc.	1.4%
Rigel Pharmaceuticals, Inc.	1.4%
Theravance Biopharma, Inc.	1.4%
TTM Technologies, Inc.	1.3%
NEXTracker, Inc., Class A	1.3%
Carpenter Technology Corporation	1.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Inspire Fidelis Multi Factor ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/fdls), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-FDLS

Inspire Global Hope ETF

(BLES) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Inspire Global Hope ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/bles. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Global Hope ETF	$64	0.60%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 11.77%. This strong performance was driven by the upward momentum and global security selection in the Communications Services, Energy, Industrials and Utilities sectors. The sectors that caused the largest drag to performance were the Consumer Discretionary, Consumer Staples, Financials and Health Care sectors. Although there was volatility in the global markets during the period due to the wars in Ukraine and Gaza, as well as geo-political tensions with Russia and China, the Fund performed in line with the broader international large cap market even though the Fund was hampered by the exposure to US Large Cap stocks that suffered weaker relative performance during the period on the global stage. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Global Hope ETF - NAV
Inspire Global Hope Index
S&P Global 1200 Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$28,813
$23,149
$22,095
02/27/17
11/30/17
11/30/18
11/30/19
11/30/20
11/30/21
11/30/22
11/30/23
11/30/24
11/30/25

	Inspire Global Hope ETF - NAV	Inspire Global Hope Index	S&P Global 1200 Index
02/27/17	$10,000	$10,000	$9,999
11/30/17	$11,263	$11,284	$11,560
11/30/18	$10,841	$11,034	$11,620
11/30/19	$12,424	$12,730	$13,360
11/30/20	$13,958	$14,067	$15,282
11/30/21	$17,117	$17,406	$18,582
11/30/22	$15,646	$15,970	$16,838
11/30/23	$16,496	$16,937	$19,007
11/30/24	$19,768	$20,500	$24,259
11/30/25	$22,095	$23,149	$28,813

Average Annual Total Returns

	1 Year	5 Years	Since Inception (February 27, 2017)
Inspire Global Hope ETF - NAV	11.77%	9.62%	9.48%
Inspire Global Hope Index	12.92%	10.48%	10.06%
S&P Global 1200 Index	18.74%	13.53%	12.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$126,933,580
Number of Portfolio Holdings	407
Advisory Fee	$356,988
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.4%
Preferred Stocks	0.4%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 19.1%
Technology 13.4%
Financials 13.3%
Materials 11.4%
Health Care 7.7%
Utilities 7.6%
Real Estate 7.2%
Energy 7.1%
Consumer Staples 5.7%
Consumer Discretionary 5.6%
Communications 1.4%
Money Market Funds 0.4%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.4%
Communications	1.4%
Consumer Discretionary	5.6%
Consumer Staples	5.7%
Energy	7.1%
Real Estate	7.2%
Utilities	7.6%
Health Care	7.7%
Materials	11.4%
Financials	13.3%
Technology	13.4%
Industrials	19.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.4%
Aeon Company Ltd.	0.4%
Albemarle Corporation	0.4%
Bloom Energy Corporation, Class A	0.4%
Sociedad Quimica y Minera de Chile S.A., Class B	0.4%
Ciena Corporation	0.3%
Coca-Cola Consolidated, Inc.	0.3%
Western Digital Corporation	0.3%
Samsung SDI Company Ltd.	0.3%
Roivant Sciences Ltd.	0.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Inspire Global Hope ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/bles), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-BLES

Inspire International ETF

(WWJD) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Inspire International ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/wwjd. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire International ETF	$68	0.61%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 22.18%. This positive performance was driven predominately by the upward momentum in the International and Emerging markets during the period. International security selection in the Energy, Utilities and Real Estate sectors helped achieve this positive performance. The sectors that caused the largest drag to performance were Information Technology, Industrials, Materials, Consumer Discretionary and Consumer Staples. Although there was volatility in the international markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the Fund performed in line with the broader international market even though the Fund had no exposure to the Chinese markets, except for holdings in Hong Kong, that have seen upward momentum recently and are a large portion of the international markets. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire International ETF - NAV
Inspire International NTR Index
S&P International 700 TR
Inspire Global Hope Ex-US GTR Index
$18,719
$18,555
$18,421
$17,748
$20,000
$15,000
$10,000
$5,000
$0
09/30/19
11/30/19
11/30/20
11/30/21
11/30/22
11/30/23
11/30/24
11/30/25

	Inspire International ETF - NAV	Inspire International NTR Index	S&P International 700 TR	Inspire Global Hope Ex-US GTR Index
09/30/19	$10,000	$10,000	$10,000	$10,000
11/30/19	$10,604	$11,073	$10,451	$10,590
11/30/20	$11,908	$11,964	$11,455	$11,488
11/30/21	$13,945	$13,733	$12,730	$13,247
11/30/22	$12,645	$11,849	$11,493	$12,031
11/30/23	$13,657	$12,923	$12,751	$13,223
11/30/24	$15,187	$14,442	$14,631	$14,882
11/30/25	$18,555	$17,748	$18,719	$18,421

Average Annual Total Returns

	1 Year	5 years	Since Inception (September 30, 2019)
Inspire International ETF - NAV	22.18%	9.28%	10.54%
Inspire International NTR Index	22.90%	8.21%	9.75%
S&P International 700 TR	27.94%	10.32%	10.70%
Inspire Global Hope Ex-US GTR Index	23.78%	9.90%	10.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$414,998,641
Number of Portfolio Holdings	202
Advisory Fee	$1,548,244
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	0.4%
Preferred Stocks	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
18.7%
Industrials
16.8%
Materials
14.8%
Utilities
10.3%
Energy
7.5%
Consumer Staples
7.3%
Technology
6.3%
Health Care
6.1%
Consumer Discretionary
5.3%
Communications
2.9%
Real Estate
2.8%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.4%
Real Estate	2.8%
Communications	2.9%
Consumer Discretionary	5.3%
Health Care	6.1%
Technology	6.3%
Consumer Staples	7.3%
Energy	7.5%
Utilities	10.3%
Materials	14.8%
Industrials	16.8%
Financials	18.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Aeon Company Ltd.	0.7%
Sociedad Quimica y Minera de Chile S.A., Class B	0.7%
Samsung SDI Company Ltd.	0.7%
Advantest Corporation	0.6%
Hang Seng Bank Ltd.	0.6%
Chugai Pharmaceutical Company Ltd.	0.6%
SSE PLC	0.6%
Delta Electronics Thailand PCL	0.6%
voestalpine A.G.	0.6%
Power Corp of Canada	0.6%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Inspire International ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/wwjd), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-WWJD

Inspire Small/Mid Cap ETF

(ISMD) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Inspire Small/Mid Cap ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/ismd. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Small/Mid Cap ETF	$46	0.47%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of -4.16%. This negative performance was driven predominately by the downward momentum of the US midcap and small cap markets during the period. Security selection in the Energy, Consumer Discretionary, Consumer Staples, Health Care and Utilities sectors helped the performance of the Fund from a positive perspective but the sectors that caused the largest drag to performance were the Communications Services, Financials, Industrials and Information Technology sectors. Although there was volatility and a market correction in the markets during the period due to uncertainty about effect of the tariffs and the next move in interest rates by the Federal Reserve, the Fund performed in line vs the broader small and mid-cap markets. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Small/Mid Cap ETF - NAV
Inspire Small/Mid Cap Index
Russell 2000® Index
S&P SmallCap 600® Equal Weight Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,748
$19,988
$19,065
$18,920
02/27/17
11/30/17
11/30/18
11/30/19
11/30/20
11/30/21
11/30/22
11/30/23
11/30/24
11/30/25

	Inspire Small/Mid Cap ETF - NAV	Inspire Small/Mid Cap Index	Russell 2000® Index	S&P SmallCap 600® Equal Weight Index
02/27/17	$10,000	$10,000	$10,000	$10,000
11/30/17	$10,775	$10,861	$11,079	$10,916
11/30/18	$10,978	$11,160	$11,143	$11,147
11/30/19	$11,683	$11,872	$11,980	$11,389
11/30/20	$11,931	$12,440	$13,609	$12,444
11/30/21	$15,682	$16,744	$16,606	$17,132
11/30/22	$15,158	$16,264	$14,445	$16,107
11/30/23	$15,009	$16,165	$14,074	$15,087
11/30/24	$19,892	$21,559	$19,202	$19,553
11/30/25	$19,065	$20,748	$19,988	$18,920

Average Annual Total Returns

	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Small/Mid Cap ETF - NAV	-4.16%	9.83%	7.65%
Inspire Small/Mid Cap Index	-3.76%	10.77%	8.69%
Russell 2000® Index	4.09%	7.99%	8.23%
S&P SmallCap 600® Equal Weight Index	-3.24%	8.74%	7.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$226,574,501
  Number of Portfolio Holdings498
  Advisory Fee $593,852
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Value	Value
Business Development Companies	0.4%
Common Stocks	98.6%
Money Market Funds	1.0%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
17.7%
Industrials
16.0%
Technology
12.2%
Consumer Discretionary
11.8%
Health Care
10.1%
Real Estate
8.8%
Materials
6.3%
Energy
5.3%
Consumer Staples
5.0%
Utilities
3.7%
Communications
2.4%
Money Market Funds
1.0%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	1.0%
Communications	2.4%
Utilities	3.7%
Consumer Staples	5.0%
Energy	5.3%
Materials	6.3%
Real Estate	8.8%
Health Care	10.1%
Consumer Discretionary	11.8%
Technology	12.2%
Industrials	16.0%
Financials	17.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	1.0%
ProPetro Holding Corporation	0.4%
Fluence Energy, Inc.	0.4%
Castle Biosciences, Inc.	0.4%
Tandem Diabetes Care, Inc.	0.4%
Haemonetics Corporation	0.3%
Arcutis Biotherapeutics, Inc.	0.3%
NeoGenomics, Inc.	0.3%
FormFactor, Inc.	0.3%
Herbalife Ltd.	0.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Inspire Small/Mid Cap ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/ismd), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-ISMD

Inspire Capital Appreciation ETF

(RISN) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Inspire Capital Appreciation ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/risn. You can also request this information by contacting us at 1-877-658-9473.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Capital Appreciation ETF	$73	0.71%

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 5.12%. Since the Fund has a current target of 80% to be invested in US Large Cap stocks, most of this positive performance was driven by the upward trend in the US equity markets during the period. Security selection in the Health Care and Materials sectors helped with positive performance, but the sectors that caused the largest drag to performance was the lack of exposure to the Consumer Staples, Real Estate and Utilities sectors as well as poor performance in the Communication Services, Energy and Financials sectors. The Fund is also currently invested at a 20% level in US Treasury exposure so part of the positive performance within the Fund was driven by falling interest rates on the short and intermediate end of the yield curve spectrum in anticipation of cuts in interest rates by the Federal Reserve. Although there was volatility in both the equity and fixed income markets during the period, the Fund performed in line with the broader large cap market, as well as the intermediate and short-term fixed income markets. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Capital Appreciation ETF - NAV
S&P Target Risk Moderate Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$14,361
$13,577
Jul-2020
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Inspire Capital Appreciation ETF - NAV	S&P Target Risk Moderate Index
Jul-2020	$10,000	$10,000
Nov-2020	$10,518	$10,559
Nov-2021	$12,673	$11,381
Nov-2022	$10,819	$10,152
Nov-2023	$11,255	$10,669
Nov-2024	$13,661	$12,244
Nov-2025	$14,361	$13,577

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 15, 2020)
Inspire Capital Appreciation ETF - NAV	5.12%	6.43%	6.96%
S&P Target Risk Moderate Index	10.89%	5.16%	5.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$89,724,052
  Number of Portfolio Holdings31
  Advisory Fee $427,187
  Portfolio Turnover288%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.5%
Exchange-Traded Funds	19.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.7%
Fixed Income
19.5%
Industrials
18.9%
Consumer Discretionary
16.0%
Health Care
8.2%
Energy
5.2%
Materials
2.8%
Communications
2.6%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Communications	2.6%
Materials	2.8%
Energy	5.2%
Health Care	8.2%
Consumer Discretionary	16.0%
Industrials	18.9%
Fixed Income	19.5%
Technology	26.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab Short-Term U.S. Treasury ETF	19.5%
IDEXX Laboratories, Inc.	2.9%
Ubiquiti, Inc.	2.9%
Lennox International, Inc.	2.8%
Louisiana-Pacific Corporation	2.8%
Seagate Technology Holdings PLC	2.8%
Waters Corporation	2.8%
Home Depot, Inc. (The)	2.8%
Deckers Outdoor Corporation	2.7%
Expeditors International of Washington, Inc.	2.7%

Material Fund Changes

Effective November 19, 2025, the Fund's name changed from "Inspire Tactical Balanced ETF" to "Inspire Capital Appreciation ETF". This is a summary of certain changes to the Fund since November 19, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 30, 2026 at https://www.sec.gov/ or upon request at 1-877-658-9473.

Inspire Capital Appreciation ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/risn), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-RISN

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $129,150

2024 - $125,650

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $29,700

2024 – $29,700

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap ETF (ISMD)

Inspire Corporate Bond ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ETF (WWJD)

Inspire Capital Appreciation ETF (RISN)
(formerly “Inspire Tactical Balanced ETF”)

Inspire Growth ETF (GLRY)
(formerly “Inspire Momentum ETF”)

Inspire Fidelis Multi Factor ETF (FDLS)

Inspire 500 ETF (PTL)

Annual Financial Statements and
Additional Information

November 30, 2025

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 0.3%
579	Curtiss-Wright Corporation	$326,724

	APPAREL & TEXTILE PRODUCTS - 0.7%
2,977	Deckers Outdoor Corporation(a)	262,065
124	Hermes International SCA	302,088
51,568	PRADA SpA	305,206
		869,359
	ASSET MANAGEMENT - 0.9%
5,685	3i Group PLC	237,649
6,654	Brookfield Corporation	314,157
4,514	Julius Baer Group Ltd.	322,606
237	Partners Group Holding A.G.	281,156
		1,155,568
	AUTOMOTIVE - 2.1%
1,682	Aumovio S.E.(a)	72,392
7,016	BorgWarner, Inc.	302,109
4,648	Continental A.G.	348,007
21,271	Denso Corporation	280,419
638	Ferrari N.V.	250,032
128,435	Geely Automobile Holdings Ltd.	279,445
7,904	Mahindra & Mahindra Ltd. - GDR	336,710
2,090	Samsung SDI Company Ltd.	426,774
2,742	Toyota Industries Corporation	306,808
		2,602,696
	BANKING - 5.4%
22,693	Banco de Bogota S.A.	231,574
1,163,209	Bank Mandiri Persero Tbk P.T.	337,294
6,433	Bank Polska Kasa Opieki S.A.	352,444
1,285,960	Bank Rakyat Indonesia Persero Tbk P.T.	284,105
2,775	Commonwealth Bank of Australia	277,137
7,165	Danske Bank A/S	329,491
171	First Citizens BancShares, Inc., Class A	321,119
319,376	First Financial Holding Company Ltd.	280,860
31,204	Grupo Financiero Banorte SAB de CV	300,370

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 5.4% (Continued)
20,381	Hang Seng Bank Ltd.	$398,417
47,185	Intesa Sanpaolo SpA	305,772
17,975	KakaoBank Corporation	265,328
2,624	KBC Group N.V.	323,129
10,552	National Australia Bank Ltd.	277,084
3,532	OTP Bank Nyrt	367,655
15,955	Powszechna Kasa Oszczednosci Bank Polski S.A.	338,371
11,602	Regions Financial Corporation	295,271
77,421	SCB X PCL	313,397
3,095	SOUTHSTATE BANK CORP	277,033
22,560	Standard Bank Group Ltd.	347,600
11,514	United Overseas Bank Ltd.	301,920
3,529	Western Alliance Bancorp	287,719
		6,813,090
	BEVERAGES - 0.3%
2,643	Coca-Cola Consolidated, Inc.	430,677

	BIOTECH & PHARMA - 3.0%
2,410	Celltrion, Inc.	304,966
7,232	Chugai Pharmaceutical Company Ltd.	387,658
2,349	CSL Ltd.	286,568
1,068	Genmab A/S(a)	338,318
55,436	H Lundbeck A/S	301,437
3,665	Incyte Corporation(a)	382,846
2,192	Neurocrine Biosciences, Inc.(a)	333,535
20,361	Roivant Sciences Ltd.(a)	423,712
8,722	Royalty Pharma plc, Class A	349,054
18,241	Sarepta Therapeutics, Inc.(a)	389,263
1,152	UCB S.A.	321,411
		3,818,768
	CHEMICALS - 4.1%
4,335	Akzo Nobel N.V.	281,825
3,539	Albemarle Corporation	460,034
3,397	CF Industries Holdings, Inc.	267,344

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CHEMICALS - 4.1% (Continued)
656,169	Chandra Asri Pacific Tbk P.T.	$291,508
33,521	Clariant A.G.	303,841
8,475	Croda International plc	305,367
436	EMS-Chemie Holding A.G.	297,485
17,956	Evonik Industries A.G.	276,422
76	Givaudan S.A.	320,499
6,264	LyondellBasell Industries N.V., Class A	306,873
5,325	Nutrien Ltd.	309,786
2,627	RPM International, Inc.	281,746
9,789	Solvay S.A.	312,294
3,844	Syensqo S.A.	313,317
3,565	Symrise A.G.	295,457
3,992	Westlake Corporation	266,706
8,292	Yara International ASA	302,779
		5,193,283
	COMMERCIAL SUPPORT SERVICES - 2.0%
23,712	ALS Ltd.	346,728
9,961	Bureau Veritas SA	318,706
1,508	Cintas Corporation	280,518
4,919	Intertek Group plc	301,215
1,342	Republic Services, Inc.	291,295
5,254	Rollins, Inc.	323,016
3,000	SGS S.A.	344,240
1,401	Waste Management, Inc.	305,236
		2,510,954
	CONSTRUCTION MATERIALS - 1.7%
920	Carlisle Companies, Inc.	292,624
3,681	Holcim A.G.	344,744
495	Martin Marietta Materials, Inc.	308,504
43,086	Siam Cement PCL (The) - GDR	250,211
1,385	Sika A.G.	272,892
1,015	Vulcan Materials Company	301,699
9,688	Wienerberger A.G.	331,775
		2,102,449

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CONTAINERS & PACKAGING - 0.9%
2,324	AptarGroup, Inc.	$289,919
8,791	Huhtamaki OYJ	302,891
6,672	International Paper Company	263,411
1,422	Packaging Corp of America	290,188
		1,146,409
	DATA CENTER REIT - 0.2%
1,807	Digital Realty Trust, Inc.	289,337

	DIVERSIFIED INDUSTRIALS - 0.8%
6,820	Alfa Laval A.B.	321,935
1,845	Dover Corporation	341,842
408	Parker-Hannifin Corporation	351,573
		1,015,350
	ELECTRIC UTILITIES - 5.6%
7,857	CenterPoint Energy, Inc.	314,123
37,097	CLP Holdings Ltd.	324,001
4,225	CMS Energy Corporation	318,734
16,380	E.ON S.E.	291,686
65,150	EDP - Energias de Portugal S.A.	290,681
22,997	EDP Renovaveis S.A.	306,004
9,742	Endesa S.A.	353,289
3,091,825	Enel Americas S.A.	299,720
32,844	Enel SpA	339,413
3,286	Entergy Corporation	320,451
4,096	Evergy, Inc.	318,054
1,168,049	First Gen Corporation	334,240
6,135	Fortis, Inc.	321,612
16,334	Fortum OYJ	335,302
16,349	Iberdrola S.A.	344,903
6,698	OGE Energy Corporation	306,634
6,939	RWE A.G.	352,102
13,319	SSE PLC	387,521
30,662	Terna - Rete Elettrica Nazionale	323,267
113,204	Vector Ltd.	310,922

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ELECTRIC UTILITIES - 5.6% (Continued)
4,287	Verbund A.G.	$315,806
2,692	WEC Energy Group, Inc.	301,692
		7,110,157
	ELECTRICAL EQUIPMENT - 3.4%
4,226	A O Smith Corporation	278,831
4,302	ABB Ltd.	309,168
1,645	AMETEK, Inc.	325,529
2,541	Amphenol Corporation, Class A	358,027
1,271	Badger Meter, Inc.	226,924
4,177	Bloom Energy Corporation, Class A(a)	456,296
61,362	Delta Electronics Thailand PCL - GDR	384,051
4,533	Kone OYJ, Class B	307,844
4,038	NEXTracker, Inc., Class A(a)	369,962
1,119	Schneider Electric S.E.	299,871
742	Trane Technologies PLC	312,738
3,752	Trimble, Inc.(a)	305,488
2,145	Vertiv Holdings Company, Class A	385,521
		4,320,250
	ENGINEERING & CONSTRUCTION - 1.2%
18,143	AFRY A.B.	304,565
480	EMCOR Group, Inc.	295,234
5,411	Ferrovial S.E.	354,414
33,075	Worley Ltd.	288,927
1,579	WSP Global, Inc.	276,200
		1,519,340
	ENTERTAINMENT CONTENT - 0.2%
55,402	Bollore S.E.	307,218

	FOOD - 2.1%
10,884	Ajinomoto Company, Inc.	252,415
17,043	Conagra Brands, Inc.	304,218
86,004	Grupo Bimbo S.A.B. de C.V.	272,575
5,523	Lamb Weston Holdings, Inc.	326,188
4,909	Mondelez International, Inc., Class A	282,611

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	FOOD - 2.1% (Continued)
119,056	Premier Foods PLC	$281,782
51,260	Tate & Lyle plc	254,180
9,960	The Campbell’s Company	303,581
139,178	Wilmar International Ltd.	347,982
		2,625,532
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
33,273	Suzano S.A.	297,620
11,227	UPM-Kymmene OYJ	306,203
		603,823
	GAS & WATER UTILITIES - 2.0%
2,244	American Water Works Company, Inc.	291,877
1,813	Atmos Energy Corporation	319,759
7,859	Essential Utilities, Inc.	311,138
69,318	Hera SpA	331,633
350,842	Hong Kong & China Gas Company Ltd.	326,249
9,871	Naturgy Energy Group S.A.	303,688
7,115	NiSource, Inc.	313,985
51,708	Snam SpA	343,959
		2,542,288
	HEALTH CARE FACILITIES & SERVICES - 1.3%
5,642	Fresenius S.E. & Company KGaA	309,786
3,225	HealthEquity, Inc.(a)	339,206
1,881	ICON plc(a)	347,985
1,701	IQVIA Holdings, Inc.(a)	391,247
1,593	Molina Healthcare, Inc.(a)	236,178
		1,624,402
	HEALTH CARE REIT - 1.0%
3,642	Alexandria Real Estate Equities, Inc.	195,466
16,173	Healthpeak Properties, Inc.	295,319
4,443	Ventas, Inc.	358,239
1,745	Welltower, Inc.	363,344
		1,212,368

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOME & OFFICE PRODUCTS - 0.2%
4,090	SEB S.A.	$231,166

	HOME CONSTRUCTION - 1.4%
1,587	Armstrong World Industries, Inc.	301,117
1,810	DR Horton, Inc.	287,808
416	Geberit A.G.	324,032
2,400	Mohawk Industries, Inc.(a)	278,160
38	NVR, Inc.(a)	285,277
2,309	PulteGroup, Inc.	293,682
		1,770,076
	HOTEL REIT - 0.2%
17,639	Host Hotels & Resorts, Inc.	310,976

	HOUSEHOLD PRODUCTS - 0.5%
2,963	Beiersdorf A.G.	318,505
1,508	LG H&H Company Ltd.	284,284
		602,789
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.5%
1,539	Chart Industries, Inc.(a)	313,879
804	Valmont Industries, Inc.	332,028
		645,907
	INDUSTRIAL REIT - 0.7%
14,141	Goodman Group	274,838
2,691	Prologis, Inc.	345,874
7,401	Rexford Industrial Realty, Inc.	307,956
		928,668
	INDUSTRIAL SUPPORT SERVICES - 1.1%
1,190	Applied Industrial Technologies, Inc.	307,996
4,567	Ashtead Group PLC	291,872
6,291	Fastenal Company	254,156
326	United Rentals, Inc.	265,749
769	Watsco, Inc.	266,382
		1,386,155

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
122,068	B3 S.A. - Brasil Bolsa Balcao	$344,598
1,249	Cboe Global Markets, Inc.	322,454
921	Coinbase Global, Inc., Class A(a)	251,267
1,158	Deutsche Boerse A.G.	309,651
903	Evercore, Inc., Class A	289,023
5,411	Hong Kong Exchanges & Clearing Ltd.	285,640
4,469	Interactive Brokers Group, Inc., Class A	290,574
1,830	Intercontinental Exchange, Inc.	287,859
2,724	London Stock Exchange Group plc	321,204
		2,702,270
	INSURANCE - 4.7%
32,182	AIA Group Ltd.	333,156
4,577	ASR Nederland N.V.	308,815
49,945	BB Seguridade Participacoes S.A.	318,945
3,305	Brown & Brown, Inc.	265,821
1,966	Cincinnati Financial Corporation	329,482
39,551	Dai-ichi Life Insurance Co. Ltd.	308,490
981	Erie Indemnity Company, Class A	289,876
177	Fairfax Financial Holdings Ltd.	304,775
1,618	Intact Financial Corporation	330,433
95,823	Legal & General Group plc	313,174
3,085	Loews Corporation	332,779
162	Markel Group, Inc.(a)	337,031
7,223	Power Corp of Canada	367,742
1,258	Progressive Corporation (The)	287,818
21,824	Prudential PLC	315,898
26,905	Sampo OYJ, A Shares	316,337
288	Swiss Life Holding A.G.	315,840
12,246	Tryg A/S	303,453
4,044	W R Berkley Corporation	314,178
		5,994,043
	INTERNET MEDIA & SERVICES - 0.6%
4,290	Naspers Ltd.	268,304
4,391	Prosus N.V.	276,399

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INTERNET MEDIA & SERVICES - 0.6% (Continued)
2,024	REA Group Ltd.	$259,657
		804,360
	MACHINERY – 5.0%
2,849	AGCO Corporation	301,880
4,344	ANDRITZ A.G.	313,705
652	Caterpillar, Inc.	375,395
3,786	Donaldson Company, Inc.	340,361
10,735	FANUC Corporation	345,368
4,256	GEA Group AG	288,342
3,639	Graco, Inc.	299,999
3,724	Ingersoll Rand, Inc.	299,186
4,603	KION Group A.G.	344,691
2,142	Krones A.G.	324,530
1,311	Lincoln Electric Holdings, Inc.	313,893
2,159	Middleby Corporation (The)(a)	255,194
1,352	Nordson Corporation	321,316
2,130	Regal Rexnord Corporation	310,959
11,124	Sandvik A.B.	335,892
1,034	SMC Corporation	363,239
892	Snap-on, Inc.	303,325
20,522	TOMRA Systems ASA	253,705
4,039	Toro Company (The)	281,680
45,098	Weg SA	370,952
		6,343,612
	MEDICAL EQUIPMENT & DEVICES - 3.4%
2,433	Align Technology, Inc.(a)	358,113
13,738	Baxter International, Inc.	257,450
1,138	Bio-Rad Laboratories, Inc., Class A(a)	369,691
3,549	Coloplast A/S - Series B	320,235
954	EssilorLuxottica S.A.	341,647
4,579	Hologic, Inc.(a)	343,288
488	IDEXX Laboratories, Inc.(a)	367,405
990	Insulet Corporation(a)	323,918
258	Mettler-Toledo International, Inc.(a)	380,994

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.4% (Continued)
1,110	Sonova Holding A.G.	$276,546
1,253	STERIS PLC	333,649
2,811	Straumann Holding A.G.	320,593
1,181	West Pharmaceutical Services, Inc.	327,432
		4,320,961
	METALS & MINING - 2.8%
1,843	Agnico Eagle Mines Ltd.	321,509
8,152	Antofagasta plc	297,614
11,151	BHP Group Ltd.	304,278
24,952	Fortescue Ltd.	349,828
1,402	Franco-Nevada Corporation	293,093
8,283	Freeport-McMoRan, Inc.	356,002
3,854	Rio Tinto Ltd.	333,840
2,561	Southern Copper Corporation	345,115
190,088	United Tractors Tbk P.T.	319,533
4,218	Valterra Platinum Limited	293,474
2,775	Wheaton Precious Metals Corporation	304,746
		3,519,032
	MULTI ASSET CLASS REIT - 0.2%
4,516	WP Carey, Inc.	304,243

	OFFICE REIT - 0.2%
4,079	BXP, Inc.	295,156

	OIL & GAS PRODUCERS - 6.3%
11,942	Aker BP ASA	290,665
12,631	APA Corporation	315,396
9,508	Canadian Natural Resources Ltd.	321,744
17,807	Cenovus Energy, Inc.	317,661
13,006	Coterra Energy, Inc.	349,081
1,296	Delek Group Ltd.	339,817
8,656	Devon Energy Corporation	320,791
2,141	Diamondback Energy, Inc.	326,695
48,254	ENEOS Holdings, Inc.	317,684

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	OIL & GAS PRODUCERS - 6.3% (Continued)
17,382	Eni SpA	$325,297
2,712	EOG Resources, Inc.	292,489
12,287	Equinor ASA	283,035
2,878	Expand Energy Corporation	350,915
16,691	Inpex Corporation	355,889
10,837	Kinder Morgan, Inc.	296,067
37,176	MOL Hungarian Oil & Gas plc	329,171
5,714	OMV A.G.	316,060
4,206	ONEOK, Inc.	306,281
12,684	ORLEN S.A.	326,762
67,733	Santos Ltd.	285,640
1,818	Targa Resources Corporation	318,714
4,942	TotalEnergies S.E.	325,645
6,812	Tourmaline Oil Corporation	313,525
1,786	Valero Energy Corporation	315,693
19,955	Woodside Energy Group Ltd.	325,767
		7,966,484
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
12,298	Halliburton Company	322,453
8,757	Schlumberger N.V.	317,354
		639,807
	REAL ESTATE OWNERS & DEVELOPERS - 1.2%
304,808	New World Development Company Ltd.(a),(b)	268,957
784,518	SM Prime Holdings, Inc.	307,707
6,937	Sumitomo Realty & Development Company Ltd.	334,900
111,084	Swire Properties Ltd.	304,756
9,980	Vonovia S.E.	302,410
		1,518,730
	RENEWABLE ENERGY - 0.3%
1,375	First Solar, Inc.(a)	375,265

	RESIDENTIAL REIT - 1.9%
2,886	Camden Property Trust	306,897
5,166	Equity LifeStyle Properties, Inc.	324,786

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RESIDENTIAL REIT - 1.9% (Continued)
4,795	Equity Residential	$296,091
1,155	Essex Property Trust, Inc.	304,481
10,587	Invitation Homes, Inc.	298,553
2,218	Mid-America Apartment Communities, Inc.	301,404
2,381	Sun Communities, Inc.	306,768
8,323	UDR, Inc.	303,124
		2,442,104
	RETAIL - CONSUMER STAPLES - 2.3%
25,610	Aeon Company Ltd.	463,521
5,802	Alimentation Couche-Tard, Inc.	316,901
23,888	BIM Birlesik Magazalar A. .	301,821
106,112	Cencosud S.A.	333,204
2,987	Dollar General Corporation	327,047
12,702	Jeronimo Martins SGPS S.A.	301,194
37,420	President Chain Store Corporation	285,553
24,119	SM Investments Corporation	304,367
2,809	Sprouts Farmers Market, Inc.(a)	235,422
		2,869,030
	RETAIL - DISCRETIONARY - 0.9%
72	AutoZone, Inc.(a)	284,712
2,570	Builders FirstSource, Inc.(a)	288,431
2,208	Genuine Parts Company	287,923
2,859	O’Reilly Automotive, Inc.(a)	290,760
		1,151,826
	RETAIL REIT - 0.9%
11,204	Brixmor Property Group, Inc.	292,873
3,077	Federal Realty Investment Trust	303,792
4,257	Regency Centers Corporation	302,928
1,654	Simon Property Group, Inc.	308,173
		1,207,766
	SELF-STORAGE REIT - 0.5%
2,174	Extra Space Storage, Inc.	289,512
1,066	Public Storage	292,660
		582,172

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 4.2%
3,018	Advantest Corporation	$397,482
938	Broadcom, Inc.	377,976
976	Disco Corporation	273,204
3,288	Entegris, Inc.	253,636
7,935	Infineon Technologies A.G.	334,430
289	KLA Corporation	339,711
4,290	Lattice Semiconductor Corporation(a),(b)	301,201
3,732	Marvell Technology, Inc.	333,641
4,799	Microchip Technology, Inc.	257,130
347	Monolithic Power Systems, Inc.	322,075
1,360	NXP Semiconductors N.V.	265,118
6,179	ON Semiconductor Corporation(a)	310,433
1,860	QUALCOMM, Inc.	312,647
26,227	Renesas Electronics Corporation	310,835
3,996	Skyworks Solutions, Inc.	263,536
10,937	STMicroelectronics N.V.	250,917
2,289	Teradyne, Inc.	416,347
		5,320,319
	SOFTWARE - 4.3%
4,033	Akamai Technologies, Inc.(a)	361,035
1,088	Appfolio, Inc., Class A(a)	248,369
5,915	Bentley Systems, Inc., Class B	248,193
1,494	Check Point Software Technologies Ltd.(a)	279,034
1,593	CommVault Systems, Inc.(a)	196,736
114	Constellation Software, Inc.	275,906
9,260	Dassault Systemes S.E.	259,001
2,117	Datadog, Inc., Class A(a)	338,741
3,632	Fortinet, Inc.(a)	294,664
1,480	Manhattan Associates, Inc.(a)	261,146
3,998	Nutanix, Inc., Class A(a)	191,104
4,108	Procore Technologies, Inc.(a)	304,238
614	Roper Technologies, Inc.	273,979
8,260	Samsara, Inc., Class A(a)	314,128
1,365	Snowflake, Inc., Class A(a)	342,944

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 4.3% (Continued)
3,489	SS&C Technologies Holdings, Inc.	$299,845
581	Tyler Technologies, Inc.(a)	272,849
1,049	Veeva Systems, Inc., Class A(a)	252,064
5,025	WiseTech Global Ltd.	240,276
1,036	Zscaler, Inc.(a)	260,554
		5,514,806
	SPECIALTY FINANCE - 0.2%
49,429	UWM Holdings Corporation	289,160

	STEEL - 1.1%
2,259	Nucor Corporation	360,288
1,109	Reliance, Inc.	309,766
2,214	Steel Dynamics, Inc.	371,576
8,664	voestalpine A.G.	373,496
		1,415,126
	TECHNOLOGY HARDWARE - 2.0%
2,144	Arista Networks, Inc.(a)	280,178
2,133	Ciena Corporation(a)	435,580
1,252	Garmin Ltd.	244,541
1,433	Jabil, Inc.	301,947
3,708	Pure Storage, Inc., Class A(a)	329,864
6,632	Super Micro Computer, Inc.(a)	224,493
2,634	Western Digital Corporation	430,211
73,232	Wistron Corporation	337,168
		2,583,982
	TECHNOLOGY SERVICES - 2.8%
3,774	Amdocs Ltd.	288,636
3,650	CoStar Group, Inc.(a)	251,120
13,049	Edenred S.E.	279,903
1,990	EPAM Systems, Inc.(a)	372,129
1,203	Equifax, Inc.	255,481
202	Fair Isaac Corporation(a)	364,778
7,291	Genpact Ltd.	321,241
2,034	Jack Henry & Associates, Inc.	354,892

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY SERVICES - 2.8% (Continued)
540	MSCI, Inc.	$304,409
2,392	Paychex, Inc.	267,162
1,236	Verisk Analytics, Inc.	278,187
2,302	Wolters Kluwer N.V.	244,621
		3,582,559
	TELECOMMUNICATIONS - 0.6%
38,464	MTN Group Ltd.	354,931
96,276	Singapore Telecommunications Ltd.	351,416
		706,347
	TRANSPORTATION & LOGISTICS - 4.1%
11,493	Aena SME S.A. 144A,(d)	312,791
3,274	Canadian National Railway Company	313,533
8,581	CSX Corporation	303,424
1,531	DSV A/S	349,051
12,576	East Japan Railway Company	325,706
246,352	Eva Airways Corporation	267,663
2,504	Expeditors International of Washington, Inc.	367,838
2,281	JB Hunt Transport Services, Inc.	396,803
6,964	Knight-Swift Transportation Holdings, Inc.	318,951
1,618	Kuehne + Nagel International A.G.	324,543
2,180	Old Dominion Freight Line, Inc.	294,932
13,017	Poste Italiane SpA 144A,(d)	311,230
5,313	Ryanair Holdings plc - ADR	362,134
1,644	Ryder System, Inc.	284,757
1,043	Saia, Inc.(a)	293,667
33,965	Transurban Group	332,066
		5,159,089
	TRANSPORTATION EQUIPMENT - 0.8%
3,641	Allison Transmission Holdings, Inc.	322,811
3,079	PACCAR, Inc.	324,588
1,556	Westinghouse Air Brake Technologies Corporation	324,504
		971,903
	WHOLESALE - CONSUMER STAPLES - 0.5%
3,730	Bunge Global S.A.	358,341

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares				Fair Value
	COMMON STOCKS — 99.1% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.5% (Continued)
5,414	ITOCHU Corporation			$324,378
				682,719
	WHOLESALE - DISCRETIONARY - 0.4%
6,893	Copart, Inc.(a)			268,690
989	Pool Corporation			240,920
				509,610

	TOTAL COMMON STOCKS (Cost $109,937,739)			125,788,260

	PREFERRED STOCK — 0.4%
	CHEMICALS — 0.4%
6,999	Sociedad Quimica y Minera de Chile S.A., Class B (a) (Cost $303,405)			449,754

		Expiration Date	Exercise Price
	RIGHT — 0.0%(e)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(e)
1,226	ABIOMED, Inc. - CVR(a)(g)(h) (Cost $0)	12/31/2029	$35	—

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 0.4%
	MONEY MARKET FUND - 0.4%
533,842	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.90% (Cost $533,842) (c) (f)	$533,842

	TOTAL INVESTMENTS - 99.9% (Cost $110,774,986)	$126,771,856
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	161,724
	NET ASSETS - 100.0%	$126,933,580

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Allmennaksjeselskap

A.Ş.	- Anonim Sirketi

CVR	- Contingent Value Right

GDR	- Global Depositary Receipt

KGaA	- Kommanditgesellschaft auf Aktien

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamloze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2025 was $513,056.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2025. Total collateral had a value of $533,842 at November 30, 2025.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is $624,021 or 0.5% of net assets.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of November 30, 2025.

(g)	The fair value of this investment is determined using significant unobservable inputs.

(h)	Illiquid security. The total fair value of these securities as of November 30, 2025 was $0, representing 0% of net assets.

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
NOVEMBER 30, 2025

Diversification of Assets
Country	Percentage of Net Assets
Common Stocks
United States	47.9%
Japan	4.2%
Canada	3.9%
Switzerland	3.9%
Australia	3.3%
Germany	3.3%
United Kingdom	2.9%
France	2.1%
Italy	2.0%
Netherlands	2.0%
Hong Kong	1.8%
Denmark	1.5%
Austria	1.3%
Spain	1.3%
Finland	1.2%
Ireland	1.1%
Brazil	1.0%
Korea	1.0%
Belgium	1.0%
South Africa	1.0%
Indonesia	1.0%
Taiwan	0.9%
Norway	0.9%
Poland	0.8%
Singapore	0.8%
Sweden	0.8%
Thailand	0.7%
Philippines	0.7%
Bermuda	0.6%
Hungary	0.6%
Chile	0.5%
Israel	0.5%
Portugal	0.5%
Mexico	0.5%
India	0.3%
Curaçao	0.3%
New Zealand	0.2%
Turkey	0.2%
Guernsey	0.2%
Cayman Islands	0.2%
Colombia	0.2%
Total Common Stocks	99.1%
Preferred Stock
Chile	0.4%
Total Preferred Stock	0.4%
Collateral For Securities Loaned	0.4%
Other Assets In Excess Of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 0.3%
301,629	Advantage Solutions, Inc.(a)	$286,427
79,431	TechTarget, Inc.(a)	415,424
		701,851
	AEROSPACE & DEFENSE - 1.0%
5,147	AAR Corporation(a)	428,282
43,868	Amprius Technologies, Inc.(a)	496,586
7,360	Hexcel Corporation	561,053
51,334	Redwire Corporation(a),(b)	282,850
11,956	Spirit AeroSystems Holdings, Inc., Class A(a)	439,144
		2,207,915
	APPAREL & TEXTILE PRODUCTS - 0.6%
70,029	Hanesbrands, Inc.(a)	453,088
24,327	Movado Group, Inc.	509,407
11,593	Oxford Industries, Inc.	442,389
		1,404,884
	ASSET MANAGEMENT - 0.8%
7,034	Cohen & Steers, Inc.	444,901
69,712	Compass Diversified Holdings	513,080
6,244	Oppenheimer Holdings, Inc., Class A	424,779
30,183	SLR Investment Corporation	480,815
		1,863,575
	AUTOMOTIVE - 2.3%
19,165	Adient plc(a)	372,951
31,827	Aeva Technologies, Inc.(a)	354,871
76,787	American Axle & Manufacturing Holdings, Inc.(a)	504,491
12,496	Cooper-Standard Holdings, Inc.(a)	390,500
23,029	Dana, Inc.	516,080
18,999	Fox Factory Holding Corporation(a)	280,995
16,381	Gentex Corporation	373,978
13,549	Gentherm, Inc.(a)	483,293
61,697	Goodyear Tire & Rubber Company (The)(a)	534,295
4,587	Lear Corporation	492,460
11,306	Standard Motor Products, Inc.	424,427

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	AUTOMOTIVE - 2.3% (Continued)
3,850	Visteon Corporation	$397,513
		5,125,854
	BANKING – 12.0%
7,497	1st Source Corporation	468,113
20,844	Alerus Financial Corporation	448,980
6,295	Ameris Bancorp	476,909
3,650	BancFirst Corporation	404,566
12,188	BankUnited, Inc.	526,644
15,151	Bar Harbor Bankshares	452,106
26,221	Bridgewater Bancshares, Inc.(a)	453,886
16,642	Byline Bancorp, Inc.	464,645
12,091	Camden National Corporation	488,960
11,043	Capital City Bank Group, Inc.	462,923
3,752	City Holding Company	455,155
7,870	Community Financial System, Inc.	446,701
7,060	Customers Bancorp, Inc.(a)	486,434
22,824	Eagle Bancorp, Inc.	432,971
32,026	Farmers National Banc Corporation	435,233
8,279	FB Financial Corporation	462,465
28,330	First Bank	445,206
20,152	First Busey Corporation	474,378
27,067	First Commonwealth Financial Corporation	439,839
18,277	First Financial Bancorp	454,732
13,714	First Financial Bankshares, Inc.	428,425
14,480	First Interstate BancSystem, Inc., Class A	475,523
12,241	First Merchants Corporation	450,958
14,332	Five Star Bancorp	494,312
39,956	Flagstar Financial, Inc.	489,061
28,646	FNB Corporation	476,669
25,013	Fulton Financial Corporation	453,986
9,547	Glacier Bancorp, Inc.	403,838
7,535	Great Southern Bancorp, Inc.	453,306
13,809	Hilltop Holdings, Inc.	473,925
16,307	Home BancShares, Inc.	457,574

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING – 12.0% (Continued)
42,850	Hope Bancorp, Inc.	$455,067
29,117	Horizon Bancorp, Inc.	499,066
6,713	International Bancshares Corporation	446,280
7,248	Lakeland Financial Corporation	422,268
13,103	Live Oak Bancshares, Inc.	418,248
10,255	Mercantile Bank Corporation	471,525
14,512	Merchants Bancorp	474,397
11,051	NBT Bancorp, Inc.	458,174
37,247	Northwest Bancshares, Inc.	445,474
15,388	Peoples Bancorp, Inc.	455,946
6,955	Prosperity Bancshares, Inc.	477,878
12,510	Renasant Corporation	443,354
6,387	Republic Bancorp, Inc., Class A	440,767
12,277	S&T Bancorp, Inc.	484,696
5,755	ServisFirst Bancshares, Inc.	409,353
24,074	Simmons First National Corporation, Class A	446,573
12,916	SmartFinancial, Inc.	468,334
16,336	Southside Bancshares, Inc.	479,135
9,403	Synovus Financial Corporation	453,225
5,460	Texas Capital Bancshares, Inc.(a)	492,328
35,028	TFS Financial Corporation	499,150
13,349	Towne Bank	447,859
12,402	United Bankshares, Inc.	461,850
14,721	United Community Banks, Inc.	449,874
9,443	Unity Bancorp, Inc.	472,433
43,537	Valley National Bancorp	492,840
14,453	WesBanco, Inc.	466,398
9,232	Westamerica BanCorporation	442,951
		27,113,866
	BEVERAGES - 0.2%
94,957	Westrock Coffee Company(a)	413,063

	BIOTECH & PHARMA - 4.0%
31,480	ADMA Biologics, Inc.(a)	603,786

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BIOTECH & PHARMA - 4.0% (Continued)
11,497	Agios Pharmaceuticals, Inc.(a)	$335,712
58,565	Amicus Therapeutics, Inc.(a)	581,550
24,482	Arcutis Biotherapeutics, Inc.(a)	750,373
83,755	Ardelyx, Inc.(a)	485,779
60,803	BioCryst Pharmaceuticals, Inc.(a)	436,566
30,746	Biohaven Ltd.(a)	308,382
8,397	Cytokinetics, Inc.(a)	572,088
336,855	Geron Corporation(a)	397,489
17,908	Pacira BioSciences, Inc.(a)	422,092
140,271	Precigen, Inc.(a)	537,238
7,396	Prestige Consumer Healthcare, Inc.(a)	440,432
6,947	Protagonist Therapeutics, Inc.(a)	625,230
7,520	PTC Therapeutics, Inc.(a)	646,645
29,996	Syndax Pharmaceuticals, Inc.(a)	594,521
17,561	Viking Therapeutics, Inc.(a)	646,420
39,343	Xencor, Inc.(a)	681,421
		9,065,724
	BUSINESS DEVELOPMENT COMPANIES - 0.4%
24,405	Hercules Capital, Inc.	439,290
47,873	New Mountain Finance Corporation	462,932
		902,222
	CABLE & SATELLITE - 0.1%
2,607	Cable One, Inc.	305,514

	CHEMICALS - 3.7%
23,813	AdvanSix, Inc.	366,482
3,075	Balchem Corporation	480,346
6,068	Cabot Corporation	379,675
25,287	Calumet, Inc.(a)	488,038
29,135	Chemours Company (The)	372,637
52,682	Ecovyst, Inc.(a)	484,674
2,526	Hawkins, Inc.	328,431
7,816	HB Fuller Company	455,516
8,362	Ingevity Corporation(a)	436,747

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CHEMICALS - 3.7% (Continued)
5,981	Innospec, Inc.	$447,140
3,820	Materion Corporation	466,766
7,429	Minerals Technologies, Inc.	435,711
60,883	Orion S.A.	309,286
3,516	Quaker Chemical Corporation	484,681
5,736	Rogers Corporation(a)	480,734
4,917	Sensient Technologies Corporation	479,358
9,675	Stepan Company	438,568
114,799	Tronox Holdings PLC, Class A	475,268
2,347	WD-40 Company	459,543
		8,269,601
	COMMERCIAL SUPPORT SERVICES - 3.2%
10,063	ABM Industries, Inc.	432,709
8,694	Alarm.com Holdings, Inc.(a)	451,740
5,934	Brady Corporation, Class A	464,276
34,440	BrightView Holdings, Inc.(a)	434,633
3,949	Brink’s Company (The)	443,591
8,714	CBIZ, Inc.(a)	424,372
2,213	CRA International, Inc.	390,240
15,342	Distribution Solutions Group, Inc.(a)	425,894
90,666	Emerald Holding, Inc.	331,838
36,367	Enviri Corporation(a)	666,971
9,272	Heidrick & Struggles International, Inc.	545,843
9,380	Insperity, Inc.	331,771
15,393	Kforce, Inc.	452,554
54,421	Target Hospitality Corporation(a)	424,484
2,760	UniFirst Corporation	476,238
4,773	Willdan Group, Inc.(a)	481,596
		7,178,750
	CONSTRUCTION MATERIALS - 0.6%
10,665	Apogee Enterprises, Inc.	388,313
66,306	Aspen Aerogels, Inc.(a)	213,505
8,719	Northwest Pipe Company(a)	511,108

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CONSTRUCTION MATERIALS - 0.6% (Continued)
8,932	Trex Company, Inc.(a)	$312,441
		1,425,367
	CONSUMER SERVICES - 1.5%
39,410	Coursera, Inc.(a)	313,310
393	Graham Holdings Company, Class B	434,855
2,102	Grand Canyon Education, Inc.(a)	331,569
14,632	Laureate Education, Inc.(a)	452,128
19,638	Lincoln Educational Services Corporation(a)	404,150
19,007	Matthews International Corporation, Class A	466,431
65,833	Udemy, Inc.(a)	334,432
14,178	Universal Technical Institute, Inc.(a)	326,378
19,530	Upbound Group, Inc.	349,978
		3,413,231
	CONTAINERS & PACKAGING - 0.9%
18,306	Karat Packaging, Inc.	403,464
27,243	Myers Industries, Inc.	492,009
82,116	Ranpak Holdings Corporation(a)	405,653
10,730	Silgan Holdings, Inc.	425,337
11,943	TriMas Corporation	406,898
		2,133,361
	E-COMMERCE DISCRETIONARY - 0.2%
21,666	Revolve Group, Inc.(a)	523,667

	ELECTRIC UTILITIES - 1.7%
6,950	ALLETE, Inc.	469,959
7,493	Black Hills Corporation	552,908
41,802	Hawaiian Electric Industries, Inc.(a)	491,592
3,492	IDACORP, Inc.	460,176
5,482	MGE Energy, Inc.	454,019
4,795	Ormat Technologies, Inc.	541,403
8,220	TXNM Energy, Inc.	480,459
9,643	Unitil Corporation	484,368
		3,934,884

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRICAL EQUIPMENT - 2.3%
4,939	AAON, Inc.	$461,698
2,712	Advanced Energy Industries, Inc.	572,747
1,712	Argan, Inc.	676,582
2,584	Badger Meter, Inc.	461,347
3,837	Belden, Inc.	435,116
10,187	Cognex Corporation	388,125
2,187	ESCO Technologies, Inc.	465,634
3,705	Itron, Inc.(a)	366,943
15,455	Kimball Electronics, Inc.(a)	446,650
3,246	Modine Manufacturing Company(a)	526,274
1,852	OSI Systems, Inc.(a)	501,614
		5,302,730
	ENGINEERING & CONSTRUCTION - 0.8%
6,642	Exponent, Inc.	480,217
1,871	Installed Building Products, Inc.	501,464
2,218	MYR Group, Inc.(a)	497,542
3,360	Primoris Services Corporation	425,242
		1,904,465
	ENTERTAINMENT CONTENT - 0.2%
56,694	Reservoir Media, Inc.(a)	432,008

	FOOD - 2.4%
4,982	Cal-Maine Foods, Inc.	415,100
14,950	Darling Ingredients, Inc.(a)	547,320
35,363	Flowers Foods, Inc.	379,445
54,679	Herbalife Ltd.(a)	696,063
4,803	J & J Snack Foods Corporation	443,557
7,179	John B Sanfilippo & Son, Inc.	521,411
16,624	Lifeway Foods, Inc.(a)	412,026
2,671	Marzetti Company	445,897
4,167	Nathan’s Famous, Inc.	384,447
4,294	Post Holdings, Inc.(a)	446,705
16,751	USANA Health Sciences, Inc.(a)	332,507

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	FOOD - 2.4% (Continued)
11,215	Vital Farms, Inc.(a)	$366,731
		5,391,209
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
5,195	Louisiana-Pacific Corporation	426,042

	GAS & WATER UTILITIES – 1.9%
6,294	American States Water Company	464,308
3,426	Chesapeake Utilities Corporation	476,420
25,912	MDU Resources Group, Inc.	552,444
8,527	Middlesex Water Company	437,520
9,584	New Jersey Resources Corporation	460,799
5,702	ONE Gas, Inc.	477,485
5,891	Southwest Gas Holdings, Inc.	489,248
5,661	Spire, Inc.	501,904
15,171	York Water Company (The)	495,030
		4,355,158
	HEALTH CARE FACILITIES & SERVICES - 2.0%
18,639	Acadia Healthcare Company, Inc.(a)	320,591
3,911	Addus HomeCare Corporation(a)	470,102
448,050	agilon health, Inc.(a)	291,725
5,961	CorVel Corporation(a)	436,226
31,652	Ginkgo Bioworks Holdings, Inc.(a)	293,731
3,798	National HealthCare Corporation	517,629
59,779	NeoGenomics, Inc.(a)	723,326
6,056	RadNet, Inc.(a)	501,376
35,942	Select Medical Holdings Corporation	556,742
21,326	Surgery Partners, Inc.(a)	364,035
		4,475,483
	HEALTH CARE REIT - 1.1%
13,307	CareTrust REIT, Inc.	499,412
104,891	Diversified Healthcare Trust	506,624
91,024	Medical Properties Trust, Inc.	524,297
5,805	National Health Investors, Inc.	461,381

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE REIT - 1.1% (Continued)
24,758	Sabra Health Care REIT, Inc.	$483,029
		2,474,743
	HOME & OFFICE PRODUCTS - 0.2%
9,850	HNI Corporation	408,972

	HOME CONSTRUCTION - 1.9%
6,248	Green Brick Partners, Inc.(a)	424,114
6,060	Griffon Corporation	454,500
15,947	Interface, Inc.	445,081
93,990	JELD-WEN Holding, Inc.(a)	250,953
7,252	KB Home	466,521
8,925	LGI Homes, Inc.(a)	464,279
3,195	M/I Homes, Inc.(a)	439,600
6,372	Meritage Homes Corporation	465,666
6,991	Taylor Morrison Home Corporation(a)	438,266
13,585	Tri Pointe Homes, Inc.(a)	463,520
		4,312,500
	HOTEL REIT – 1.2%
57,976	DiamondRock Hospitality Company	528,161
40,517	Pebblebrook Hotel Trust	459,463
64,096	RLJ Lodging Trust	483,284
5,151	Ryman Hospitality Properties, Inc.	491,560
171,014	Service Properties Trust	297,564
33,636	Xenia Hotels & Resorts, Inc.	470,231
		2,730,263
	HOUSEHOLD PRODUCTS - 1.4%
14,135	Central Garden & Pet Company(a)	482,851
22,667	Edgewell Personal Care Company	404,833
18,541	Energizer Holdings, Inc.	338,002
18,313	Helen of Troy Ltd.(a)	347,031
125,405	Honest Company, Inc. (The)(a)	337,339
4,691	Interparfums, Inc.	381,238
37,858	Nu Skin Enterprises, Inc., Class A	374,416

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOUSEHOLD PRODUCTS - 1.4% (Continued)
32,454	Quanex Building Products Corporation	$420,604
		3,086,314
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
2,042	Enpro, Inc.	455,060
7,349	Gibraltar Industries, Inc.(a)	367,156
46,757	Janus International Group, Inc.(a)	290,361
2,178	Standex International Corporation	533,958
6,138	Timken Company (The)	499,572
1,190	Valmont Industries, Inc.	491,434
		2,637,541
	INDUSTRIAL REIT - 0.4%
8,966	First Industrial Realty Trust, Inc.	513,213
10,301	LXP Industrial Trust	499,599
		1,012,812
	INDUSTRIAL SUPPORT SERVICES - 0.1%
46,474	Hudson Technologies, Inc.(a)	316,023

	INFRASTRUCTURE REIT - 0.2%
75,407	Uniti Group, Inc.(a)	480,343

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
23,949	Amerant Bancorp, Inc.	450,481

	INSURANCE - 2.2%
10,527	AMERISAFE, Inc.	429,502
10,864	Employers Holdings, Inc.	432,930
51,853	Genworth Financial, Inc., Class A(a)	450,084
10,217	Horace Mann Educators Corporation	467,734
8,952	Kemper Corporation	364,525
5,443	Mercury General Corporation	506,852
12,037	NMI Holdings, Inc., Class A(a)	459,212
19,237	ProAssurance Corporation(a)	463,227
7,076	RLI Corporation	436,306
6,528	Safety Insurance Group, Inc.	496,259

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 2.2% (Continued)
10,663	Trupanion, Inc.(a)	$376,297
		4,882,928
	INTERNET MEDIA & SERVICES - 0.8%
28,382	Angi, Inc.(a)	324,122
37,765	Cars.com, Inc.(a)	438,075
19,764	Groupon, Inc.(a)	334,209
16,342	HealthStream, Inc.	411,001
39,681	Serve Robotics, Inc.(a),(b)	407,127
		1,914,534
	LEISURE FACILITIES & SERVICES - 0.9%
8,446	Cheesecake Factory, Inc. (The)(b)	402,536
16,470	Cinemark Holdings, Inc.	450,949
7,768	Kura Sushi USA, Inc.(a)	381,642
36,054	Lindblad Expeditions Holdings, Inc.(a)	433,730
8,926	United Parks & Resorts, Inc.(a)	322,139
		1,990,996
	LEISURE PRODUCTS - 1.4%
7,297	Brunswick Corporation	482,405
11,516	Johnson Outdoors, Inc., Class A	472,041
7,939	Polaris, Inc.	526,832
4,472	Thor Industries, Inc.	472,333
48,578	Topgolf Callaway Brands Corporation(a)	625,684
13,801	Winnebago Industries, Inc.	499,458
		3,078,753
	MACHINERY - 3.0%
8,658	Albany International Corporation, Class A	412,813
9,588	Astec Industries, Inc.	424,365
9,014	CECO Environmental Corporation(a)	470,080
32,182	Columbus McKinnon Corporation	529,072
29,928	Energy Recovery, Inc.(a)	432,460
4,848	Franklin Electric Company, Inc.	461,287
9,944	Gorman-Rupp Company (The)	462,297
8,868	Helios Technologies, Inc.	478,783
17,067	Hillenbrand, Inc.	543,413

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MACHINERY - 3.0% (Continued)
12,520	Hyster-Yale Materials Handling, Inc., Class A	$364,082
3,286	John Bean Technologies Corporation	461,782
1,553	Kadant, Inc.	431,920
22,049	Kennametal, Inc.	610,317
3,283	Lindsay Corporation	377,315
5,693	Tennant Company	416,329
		6,876,315
	MEDICAL EQUIPMENT & DEVICES - 4.1%
20,268	Castle Biosciences, Inc.(a)	809,706
32,707	Embecta Corporation	417,178
5,659	Glaukos Corporation(a)	601,495
9,468	Haemonetics Corporation(a)	770,222
3,847	ICU Medical, Inc.(a)	571,049
32,205	Integra LifeSciences Holdings Corporation(a)	422,530
63,830	Myriad Genetics, Inc.(a)	487,023
80,822	Neogen Corporation(a)	483,316
15,156	Omnicell, Inc.(a)	553,346
31,523	Orthofix Medical, Inc.(a)	507,205
26,073	Pulse Biosciences, Inc.(a),(b)	356,939
70,999	SS Innovations International, Inc.(a)	477,823
38,014	Tandem Diabetes Care, Inc.(a)	798,673
16,400	Twist Bioscience Corporation(a)	524,964
2,312	UFP Technologies, Inc.(a)	524,107
37,217	Varex Imaging Corporation(a)	430,601
13,443	Veracyte, Inc.(a)	636,392
		9,372,569
	METALS & MINING - 0.5%
24,036	Compass Minerals International, Inc.(a)	456,444
38,140	Hecla Mining Company	641,514
		1,097,958
	MORTGAGE FINANCE - 0.8%
45,557	Apollo Commercial Real Estate Finance, Inc.	461,492
50,217	MFA Financial, Inc.	483,088
38,913	PennyMac Mortgage Investment Trust	499,642

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MORTGAGE FINANCE - 0.8% (Continued)
79,705	Redwood Trust, Inc.	$439,175
		1,883,397
	MULTI ASSET CLASS REIT – 0.9%
25,371	Alexander & Baldwin, Inc.	396,549
22,711	American Assets Trust, Inc.	442,865
65,833	Armada Hoffler Properties, Inc.	432,523
37,789	Gladstone Commercial Corporation	417,946
30,361	Veris Residential, Inc.	457,237
		2,147,120
	OFFICE REIT - 1.5%
112,987	Brandywine Realty Trust	387,545
60,247	Empire State Realty Trust, Inc., Class A	423,536
14,503	Highwoods Properties, Inc.	403,183
167,207	Hudson Pacific Properties, Inc.(a)	331,070
20,741	JBG SMITH Properties	378,108
10,923	Kilroy Realty Corporation	468,487
70,564	Paramount Group, Inc.(a)	465,017
51,277	Piedmont Office Realty Trust, Inc., Class A	448,161
		3,305,107
	OIL & GAS PRODUCERS - 0.9%
178,873	Clean Energy Fuels Corporation(a)	389,943
65,275	HighPeak Energy, Inc.(b)	437,995
278,007	Kosmos Energy Ltd.(a)	311,368
13,029	Par Pacific Holdings, Inc.(a)	594,774
18,653	SM Energy Company	355,340
		2,089,420
	OIL & GAS SERVICES & EQUIPMENT - 2.7%
30,262	DNOW, Inc.(a)	422,458
38,846	Expro Group Holdings N.V.(a)	541,902
24,892	Innovex International, Inc.(a)	548,122
11,292	Nabors Industries Ltd.(a)	563,132
44,980	National Energy Services Reunited Corporation(a)	627,021
18,624	Oceaneering International, Inc.(a)	454,426
88,071	ProPetro Holding Corporation(a)	842,838

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 2.7% (Continued)
96,952	RPC, Inc.	$515,785
43,170	Select Water Solutions, Inc., Class A	436,017
80,259	TETRA Technologies, Inc.(a)	623,612
8,654	Tidewater, Inc.(a)	467,489
		6,042,802
	PUBLISHING & BROADCASTING - 0.5%
292,083	Clear Channel Outdoor Holdings, Inc.(a)	581,245
16,855	Scholastic Corporation	497,897
		1,079,142
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
55,468	Kennedy-Wilson Holdings, Inc.	539,704
3,951	McGrath RentCorporation	407,269
9,327	St Joe Company (The)	562,698
		1,509,671
	REAL ESTATE SERVICES - 0.4%
15,724	Marcus & Millichap, Inc.	460,713
30,241	RMR Group, Inc. (The), Class A	461,175
		921,888
	RENEWABLE ENERGY - 1.7%
13,743	Ameresco, Inc., Class A(a)	477,020
56,625	Array Technologies, Inc.(a)	425,254
4,085	EnerSys	584,604
40,517	Eos Energy Enterprises, Inc.(a),(b)	609,781
42,731	Fluence Energy, Inc.(a)	839,236
52,502	Green Plains, Inc.(a)	542,346
198,065	Plug Power, Inc.(a),(b)	398,111
		3,876,352
	RESIDENTIAL REIT - 1.0%
81,288	Apartment Investment and Management Company	464,154
27,372	Elme Communities	475,178
28,157	Independence Realty Trust, Inc.	482,893
14,323	NexPoint Residential Trust, Inc.	455,615
31,077	UMH Properties, Inc.	470,195
		2,348,035

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - CONSUMER STAPLES - 0.3%
28,753	Grocery Outlet Holding Corporation(a)	$320,021
11,537	Natural Grocers by Vitamin Cottage, Inc.	320,152
		640,173
	RETAIL - DISCRETIONARY - 2.0%
1,888	Asbury Automotive Group, Inc.(a)	439,092
2,874	Avis Budget Group, Inc.(a)	390,519
15,665	Ethan Allen Interiors, Inc.	370,321
97,567	EVgo, Inc.(a)	316,117
13,447	La-Z-Boy, Inc.	523,356
25,681	Monro, Inc.	480,492
15,810	National Vision Holdings, Inc.(a)	456,119
4,462	Patrick Industries, Inc.	482,878
6,065	Sonic Automotive, Inc., Class A	382,277
12,851	Valvoline, Inc.(a)	402,365
927	Winmark Corporation	381,006
		4,624,542
	RETAIL REIT - 1.4%
22,903	Acadia Realty Trust	471,115
1,968	Alexander’s, Inc.	417,078
18,914	Four Corners Property Trust, Inc.	454,693
20,948	Kite Realty Group Trust	484,737
25,357	Macerich Company (The)	440,198
14,765	Saul Centers, Inc.	459,192
13,637	Tanger, Inc.	457,930
		3,184,943
	SEMICONDUCTORS - 4.2%
15,327	Aehr Test Systems(a)	352,061
15,424	Ambiq Micro, Inc.(a)	378,042
16,250	Amkor Technology, Inc.	591,339
17,474	CEVA, Inc.(a)	377,264
3,683	Cirrus Logic, Inc.(a)	443,212
22,700	Cohu, Inc.(a)	552,064
8,673	Diodes, Inc.(a)	400,779
12,671	FormFactor, Inc.(a)	697,159

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 4.2% (Continued)
2,553	Impinj, Inc.(a)	$438,784
5,828	IPG Photonics Corporation(a)	464,142
28,700	MaxLinear, Inc., Class A(a)	446,859
3,729	MKS, Inc.	583,178
17,561	Penguin Solutions, Inc.(a)	355,259
20,109	Photronics, Inc.(a)	460,697
11,477	Power Integrations, Inc.	385,627
6,459	Semtech Corporation(a)	478,999
3,519	Silicon Laboratories, Inc.(a)	448,954
24,732	SkyWater Technology, Inc.(a)	380,625
16,935	Ultra Clean Holdings, Inc.(a)	429,472
15,166	Veeco Instruments, Inc.(a)	443,302
30,163	Vishay Intertechnology, Inc.	412,328
		9,520,146
	SOFTWARE - 3.6%
8,745	ACI Worldwide, Inc.(a)	409,791
43,050	Amplitude, Inc., Class A(a)	442,554
7,176	Blackbaud, Inc.(a)	404,583
7,520	Calix, Inc.(a)	415,630
43,661	Cantaloupe, Inc.(a)	465,863
114,089	Definitive Healthcare Corporation(a)	324,013
12,657	Digi International, Inc.(a)	529,442
8,973	Donnelley Financial Solutions, Inc.(a)	440,215
43,130	Jamf Holding Corporation(a)	557,671
20,873	Omada Health, Inc.(a)	390,951
17,873	PDF Solutions, Inc.(a)	484,358
19,621	Phreesia, Inc.(a)	402,034
10,505	Progress Software Corporation(a)	435,012
20,144	PROS Holdings, Inc.(a)	468,147
6,375	Q2 Holdings, Inc.(a)	459,829
3,487	Qualys, Inc.(a)	491,144
4,431	SPS Commerce, Inc.(a)	369,191
8,030	Varonis Systems, Inc.(a)	265,552

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SOFTWARE - 3.6% (Continued)
69,086	Weave Communications, Inc.(a)	$440,769
		8,196,749
	SPECIALTY FINANCE - 1.3%
11,056	Encore Capital Group, Inc.(a)	573,697
4,010	Enova International, Inc.(a)	525,671
16,267	MGIC Investment Corporation	461,169
3,681	Nelnet, Inc., Class A	475,732
29,889	PRA Group, Inc.(a)	484,202
2,728	World Acceptance Corporation(a)	421,912
		2,942,383
	STEEL - 0.4%
8,057	Commercial Metals Company	513,876
27,918	Metallus, Inc.(a)	472,093
		985,969
	TECHNOLOGY HARDWARE - 3.1%
49,200	ADTRAN Holdings, Inc.(a)	390,156
3,814	Arrow Electronics, Inc.(a)	411,950
11,971	Benchmark Electronics, Inc.	537,857
29,812	CommScope Holding Company, Inc.(a)	588,488
22,060	Daktronics, Inc.(a)	417,596
8,092	Diebold Nixdorf, Inc.(a)	522,096
45,333	Harmonic, Inc.(a)	433,383
19,798	Knowles Corporation(a)	445,059
17,867	NetScout Systems, Inc.(a)	480,265
11,660	PAR Technology Corporation(a)	402,387
3,190	Plexus Corporation(a)	456,011
88,071	Powerfleet, Inc.(a)	437,713
41,205	Stratasys Ltd.(a)	362,192
8,012	TTM Technologies, Inc.(a)	562,282
15,751	ViaSat, Inc.(a)	540,732
		6,988,167
	TECHNOLOGY SERVICES - 1.4%
10,481	ExlService Holdings, Inc.(a)	416,410
4,973	ICF International, Inc.	388,093

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY SERVICES - 1.4% (Continued)
9,759	KBR, Inc.	$402,266
5,051	MAXIMUS, Inc.	434,841
88,239	Repay Holdings Corporation(a)	292,953
25,854	TaskUS, Inc., Class A(a)	296,545
67,470	Telos Corporation(a)	389,977
2,930	WEX, Inc.(a)	434,695
		3,055,780
	TELECOMMUNICATIONS - 0.4%
26,431	Iridium Communications, Inc.	433,468
11,761	Telephone and Data Systems, Inc.	473,616
		907,084
	TIMBER REIT - 0.2%
18,435	Rayonier, Inc.	409,441

	TRANSPORTATION & LOGISTICS - 3.2%
7,594	Allegiant Travel Company(a)	577,144
6,605	ArcBest Corporation	423,843
21,306	Covenant Logistics Group, Inc., Class A	424,842
48,681	CryoPort, Inc.(a)	468,311
15,486	Dorian, L.P.G Ltd.	383,743
17,999	Forward Air Corporation(a)	413,437
25,927	Genco Shipping & Trading Ltd.	490,539
55,071	Heartland Express, Inc.	432,858
13,400	Hub Group, Inc., Class A	516,838
11,680	Knight-Swift Transportation Holdings, Inc.	534,944
3,765	Landstar System, Inc.	492,613
43,292	Marten Transport Ltd.	443,743
4,681	Matson, Inc.	510,135
17,624	Werner Enterprises, Inc.	450,469
250,811	Wheels Up Experience, Inc.(a)	192,272
17,784	World Kinect Corporation	412,233
		7,167,964
	TRANSPORTATION EQUIPMENT - 1.0%
5,437	Allison Transmission Holdings, Inc.	482,044

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares				Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION EQUIPMENT - 1.0% (Continued)
8,019	Blue Bird Corporation(a)			$418,752
9,995	Greenbrier Companies, Inc. (The)			444,578
16,636	Trinity Industries, Inc.			441,187
47,142	Wabash National Corporation			397,878
				2,184,439
	WHOLESALE - CONSUMER STAPLES - 0.8%
11,649	Andersons, Inc. (The)			599,923
17,929	Calavo Growers, Inc.			367,365
38,394	Mission Produce, Inc.(a)			461,496
12,267	United Natural Foods, Inc.(a)			457,682
				1,886,466
	WHOLESALE - DISCRETIONARY - 0.8%
6,499	ePlus, Inc.			582,311
16,035	OPENLANE, Inc.(a)			407,930
10,491	ScanSource, Inc.(a)			431,390
48,835	ThredUp, Inc.(a)			367,239
				1,788,870

	TOTAL COMMON STOCKS (Cost $216,038,371)			225,080,519

		Expiration Date	Exercise Price
	RIGHTS — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
6,384	Bristol-Myers Squibb Company - CVR (a)(f)(g)	1/23/2031	$12.00	—
31,022	Roche Holding A.G. - CVR (a)(f)(g)	12/31/2035	$6.00	—
44,117	Sage Therapeutics, Inc. - CVR (a)(f)(g)	12/31/2030	$3.50	—
				—
	MEDICAL EQUIPMENT & DEVICES - 0.0% (d)
26,350	Zimmer Biomet Holdings, Inc. - CVR (a)(f)(g)	12/31/2026	$1.00	—

	TOTAL RIGHTS (Cost $0)			—

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 1.0%
	MONEY MARKET FUND - 1.0%
2,179,984	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.90% (Cost $2,179,984) (c)(e)	$2,179,984

	TOTAL INVESTMENTS - 100.3% (Cost $218,218,355)	$227,260,503
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(686,002)
	NET ASSETS - 100.0%	$226,574,501

CVR	- Contingent Value Right

LTD	- Limited Company

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2025 was $2,131,966.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2025. Total collateral had a value of $2,179,984 at November 30, 2025.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2025.

(f)	The fair value of this investment is determined using significant unobservable inputs.

(g)	Illiquid security. The total fair value of these securities as of November 30, 2025 was $0, representing 0% of net assets.

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6%
	AUTOMOTIVE — 0.4%
1,000,000	BorgWarner, Inc.	2.6500	07/01/27	$979,370
1,000,000	BorgWarner, Inc.	5.4000	08/15/34	1,038,991
				2,018,361
	BANKING — 0.6%
1,000,000	First-Citizens Bank & Trust Company	6.1250	03/09/28	1,037,551
1,000,000	Regions Financial Corporation	1.8000	08/12/28	942,983
1,000,000	Zions Bancorp NA	3.2500	10/29/29	934,524
				2,915,058
	BEVERAGES — 0.5%
1,000,000	Coca-Cola Consolidated, Inc.	5.2500	06/01/29	1,036,903
1,000,000	Coca-Cola Consolidated, Inc.	5.4500	06/01/34	1,055,407
				2,092,310
	BIOTECH & PHARMA — 0.2%
1,000,000	Royalty Pharma plc(a)	5.4000	09/02/34	1,029,595

	CHEMICALS — 0.7%
1,000,000	Albemarle Corporation	4.6500	06/01/27	1,003,004
1,000,000	Albemarle Corporation	5.0500	06/01/32	1,004,047
1,000,000	Cabot Corporation	5.0000	06/30/32	1,020,413
				3,027,464
	COMMERCIAL SUPPORT SERVICES — 4.0%
1,000,000	Cintas Corp No 2	3.7000	04/01/27	997,283
1,000,000	Cintas Corp No 2	4.0000	05/01/32	986,253
1,000,000	Republic Services, Inc.	3.3750	11/15/27	992,087
9,200,000	Republic Services, Inc.	3.9500	05/15/28	9,223,060
1,000,000	Republic Services, Inc.	2.3000	03/01/30	931,659
1,000,000	Republic Services, Inc.	1.4500	02/15/31	875,550
1,000,000	Republic Services, Inc.	1.7500	02/15/32	865,778
1,000,000	Waste Connections, Inc.	4.2500	12/01/28	1,008,457
1,000,000	Waste Management, Inc.	3.1500	11/15/27	986,963
1,000,000	Waste Management, Inc.	4.6250	02/15/33	1,020,218
				17,887,308
	CONSTRUCTION MATERIALS — 2.6%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	995,072

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	CONSTRUCTION MATERIALS — 2.6% (Continued)
9,200,000	Carlisle Companies, Inc.	2.7500	03/01/30	$8,686,851
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	874,458
1,000,000	Vulcan Materials Company(a)	3.9000	04/01/27	998,821
				11,555,202
	CONTAINERS & PACKAGING — 2.5%
1,000,000	Amcor Finance USA, Inc.	4.5000	05/15/28	1,005,798
1,000,000	Amcor Flexibles North America, Inc.	2.6300	06/19/30	928,561
9,200,000	Amcor Flexibles North America, Inc.(a)	2.6900	05/25/31	8,417,045
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	936,770
				11,288,174
	DIVERSIFIED INDUSTRIALS — 2.9%
1,000,000	Parker-Hannifin Corporation	3.2500	03/01/27	992,408
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	1,007,440
9,200,000	Parker-Hannifin Corporation	3.2500	06/14/29	8,981,634
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	1,016,447
1,000,000	Parker-Hannifin Corporation	4.2000	11/21/34	980,921
				12,978,850
	ELECTRIC UTILITIES — 3.9%
1,000,000	CenterPoint Energy, Inc.	2.9500	03/01/30	948,694
1,000,000	CenterPoint Energy, Inc.	2.6500	06/01/31	914,344
1,000,000	DTE Energy Company	5.8500	06/01/34	1,071,226
1,000,000	Entergy Corporation	1.9000	06/15/28	949,148
1,000,000	Entergy Corporation	2.8000	06/15/30	938,942
1,000,000	Entergy Corporation	2.4000	06/15/31	900,964
9,200,000	Evergy, Inc.	2.9000	09/15/29	8,778,038
1,000,000	Eversource Energy	5.9500	07/15/34	1,063,808
1,000,000	Public Service Enterprise Group, Inc.	5.4000	03/15/35	1,036,317
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	953,470
				17,554,951
	ELECTRICAL EQUIPMENT — 5.5%
1,000,000	Amphenol Corporation	5.0500	04/05/27	1,014,756
9,200,000	Amphenol Corporation	4.3500	06/01/29	9,312,202
1,000,000	Amphenol Corporation	2.8000	02/15/30	951,282
1,000,000	Amphenol Corporation	2.2000	09/15/31	895,587

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	ELECTRICAL EQUIPMENT — 5.5% (Continued)
1,000,000	Amphenol Corporation	5.2500	04/05/34	$1,048,117
1,000,000	Roper Technologies, Inc.	3.8000	12/15/26	997,827
9,200,000	Trimble, Inc.	4.9000	06/15/28	9,344,261
1,000,000	Trimble, Inc.	6.1000	03/15/33	1,079,380
				24,643,412
	ENGINEERING & CONSTRUCTION — 0.4%
1,000,000	Quanta Services, Inc.	4.5000	01/15/31	1,005,067
1,000,000	Quanta Services, Inc.(a)	5.2500	08/09/34	1,035,404
				2,040,471
	FOOD — 4.6%
1,000,000	Campbell Soup Company	4.1500	03/15/28	1,002,389
1,000,000	Campbell Soup Company	5.4000	03/21/34	1,031,034
9,200,000	Conagra Brands, Inc.	1.3750	11/01/27	8,725,203
1,000,000	Conagra Brands, Inc.	4.8500	11/01/28	1,013,966
1,000,000	Conagra Brands, Inc.	5.7500	08/01/35	1,030,433
1,000,000	McCormick & Co, Inc.	3.4000	08/15/27	990,773
1,000,000	McCormick & Co, Inc.	2.5000	04/15/30	932,186
1,000,000	McCormick & Co, Inc.	4.9500	04/15/33	1,022,477
1,000,000	Mondelez International, Inc.	2.6250	03/17/27	982,484
1,000,000	Mondelez International, Inc.	4.7500	02/20/29	1,023,254
1,000,000	Mondelez International, Inc.	2.7500	04/13/30	944,408
1,000,000	Mondelez International, Inc.	4.7500	08/28/34	1,002,479
1,000,000	The Campbell’s Company	5.2000	03/19/27	1,013,927
				20,715,013
	GAS & WATER UTILITIES — 4.3%
1,000,000	Atmos Energy Corporation	3.0000	06/15/27	988,695
9,200,000	Atmos Energy Corporation	2.6250	09/15/29	8,751,243
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	878,293
1,000,000	Atmos Energy Corporation	5.9000	11/15/33	1,091,444
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	892,331
1,000,000	Essential Utilities, Inc.	4.8000	08/15/27	1,010,963
1,000,000	Essential Utilities, Inc.	2.7040	04/15/30	939,307
1,000,000	Essential Utilities, Inc.	5.3750	01/15/34	1,036,514
1,000,000	National Fuel Gas Company	2.9500	03/01/31	914,748

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	GAS & WATER UTILITIES — 4.3% (Continued)
1,000,000	National Fuel Gas Company	5.9500	03/15/35	$1,053,703
1,000,000	NiSource, Inc.	1.7000	02/15/31	876,139
1,000,000	NiSource, Inc.	5.4000	06/30/33	1,041,698
				19,475,078
	HOME CONSTRUCTION — 1.6%
1,000,000	DR Horton, Inc.	1.3000	10/15/26	977,136
1,000,000	Fortune Brands Innovations, Inc.	3.2500	09/15/29	964,408
1,000,000	Fortune Brands Innovations, Inc.	5.8750	06/01/33	1,061,620
1,000,000	Masco Corporation	2.0000	02/15/31	887,730
1,000,000	Mohawk Industries, Inc.	5.8500	09/18/28	1,043,927
1,000,000	Mohawk Industries, Inc.	3.6250	05/15/30	970,473
1,000,000	PulteGroup, Inc.	6.3750	05/15/33	1,101,274
				7,006,568
	HOUSEHOLD PRODUCTS — 0.5%
1,000,000	Kenvue, Inc.	4.8500	05/22/32	1,026,176
1,000,000	Kenvue, Inc.(a)	4.9000	03/22/33	1,025,891
				2,052,067
	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
9,200,000	Cboe Global Markets, Inc.	3.6500	01/12/27	9,165,965
1,000,000	Nasdaq, Inc.	5.5500	02/15/34	1,057,168
				10,223,133
	INSURANCE — 1.8%
1,000,000	Globe Life, Inc.	5.8500	09/15/34	1,053,111
1,000,000	Loews Corporation	3.2000	05/15/30	959,324
1,000,000	Primerica, Inc.	2.8000	11/19/31	908,011
1,000,000	Progressive Corporation (The)	3.2000	03/26/30	967,255
1,000,000	Progressive Corporation (The)	4.9500	06/15/33	1,031,482
1,000,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	990,588
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	948,617
1,000,000	Reinsurance Group of America, Inc.	6.0000	09/15/33	1,072,797
				7,931,185
	LEISURE PRODUCTS — 0.2%
1,000,000	Brunswick Corporation	4.4000	09/15/32	956,821

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	MACHINERY — 4.9%
1,000,000	AGCO Corporation	5.4500	03/21/27	$1,013,011
1,000,000	AGCO Corporation	5.8000	03/21/34	1,046,877
9,200,000	Caterpillar, Inc.	2.6000	09/19/29	8,796,049
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	901,626
1,000,000	Caterpillar, Inc.	5.2000	05/15/35	1,047,343
1,000,000	Ingersoll Rand, Inc.	5.4000	08/14/28	1,035,189
1,000,000	Ingersoll Rand, Inc.	5.1760	06/15/29	1,037,035
1,000,000	Ingersoll Rand, Inc.	5.3140	06/15/31	1,050,383
1,000,000	Ingersoll Rand, Inc.	5.7000	08/14/33	1,067,608
1,000,000	Nordson Corporation	5.8000	09/15/33	1,071,410
1,000,000	Stanley Black & Decker, Inc.	6.0000	03/06/28	1,037,798
1,000,000	Stanley Black & Decker, Inc.(a)	2.3000	03/15/30	914,070
1,000,000	Stanley Black & Decker, Inc.	3.0000	05/15/32	905,115
1,000,000	Veralto Corporation	5.4500	09/18/33	1,050,210
				21,973,724
	MEDICAL EQUIPMENT & DEVICES — 5.5%
1,000,000	Baxter International, Inc.	1.9150	02/01/27	974,436
1,000,000	Baxter International, Inc.	2.2720	12/01/28	941,948
9,200,000	Baxter International, Inc.	3.9500	04/01/30	8,965,949
9,200,000	Baxter International, Inc.	2.5390	02/01/32	8,044,655
1,000,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	923,871
1,000,000	GE HealthCare Technologies, Inc.	4.8000	01/15/31	1,020,562
1,000,000	GE HealthCare Technologies, Inc.	5.5000	06/15/35	1,044,819
1,000,000	Revvity, Inc.(a)	2.2500	09/15/31	883,052
1,000,000	Solventum Corporation	5.4500	03/13/31	1,044,472
1,000,000	Solventum Corporation	5.6000	03/23/34	1,045,425
				24,889,189
	METALS & MINING — 1.9%
9,200,000	Newmont Corporation(a)	2.6000	07/15/32	8,385,917

	OIL & GAS PRODUCERS — 8.8%
1,000,000	Cheniere Energy Partners, L.P.	5.9500	06/30/33	1,063,104
1,000,000	Devon Energy Corporation	4.5000	01/15/30	1,001,657
1,000,000	Devon Energy Corporation	7.8750	09/30/31	1,165,455

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	OIL & GAS PRODUCERS — 8.8% (Continued)
1,000,000	Devon Energy Corporation	5.2000	09/15/34	$1,004,689
1,000,000	Diamondback Energy, Inc.	3.2500	12/01/26	991,821
1,000,000	Diamondback Energy, Inc.	3.5000	12/01/29	970,368
9,200,000	Diamondback Energy, Inc.	3.1250	03/24/31	8,603,979
1,000,000	Diamondback Energy, Inc.	5.5500	04/01/35	1,034,403
1,000,000	EQT Corporation	5.7000	04/01/28	1,033,200
1,000,000	EQT Corporation	7.0000	02/01/30	1,088,301
1,000,000	EQT Corporation	5.7500	02/01/34	1,053,911
1,000,000	Kinder Morgan, Inc.	4.3000	03/01/28	1,005,880
1,000,000	Kinder Morgan, Inc.	7.8000	08/01/31	1,164,766
1,000,000	Kinder Morgan, Inc.	5.2000	06/01/33	1,032,820
1,000,000	MPLX, L.P.	4.9500	09/01/32	1,008,353
1,000,000	MPLX, L.P.	5.4000	04/01/35	1,014,569
1,000,000	ONEOK, Inc.	4.0000	07/13/27	998,875
1,000,000	ONEOK, Inc.	6.0000	06/15/35	1,059,267
1,000,000	Targa Resources Corporation	6.1500	03/01/29	1,055,298
1,000,000	Targa Resources Corporation	6.1250	03/15/33	1,072,753
1,000,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	1,000,190
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,077,362
9,200,000	Valero Energy Corporation	4.3500	06/01/28	9,254,329
				39,755,350
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
1,000,000	Schlumberger Holdings Corporation(c)	3.9000	05/17/28	998,996
1,000,000	Schlumberger Holdings Corporation(c)	4.3000	05/01/29	1,006,115
				2,005,111
	REAL ESTATE INVESTMENT TRUSTS — 18.1%
1,000,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	994,691
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	1,011,673
9,200,000	Alexandria Real Estate Equities, Inc.(a)	4.9000	12/15/30	9,350,244
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	938,884
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	848,261
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	1,005,895
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	966,260
9,200,000	Boston Properties, L.P.	3.2500	01/30/31	8,627,391

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.1% (Continued)
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	$873,194
9,200,000	Camden Property Trust	4.9000	01/15/34	9,369,287
1,000,000	Crown Castle, Inc.	3.3000	07/01/30	950,883
1,000,000	Crown Castle, Inc.	2.5000	07/15/31	895,865
1,000,000	Crown Castle, Inc.	5.8000	03/01/34	1,054,782
1,000,000	Digital Realty Trust, L.P.	3.7000	08/15/27	993,381
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	1,008,383
1,000,000	Digital Realty Trust, L.P.	3.6000	07/01/29	981,735
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	989,631
9,200,000	Extra Space Storage, L.P.(a)	2.5500	06/01/31	8,371,913
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	874,968
1,000,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	872,362
1,000,000	Kite Realty Group Trust	4.7500	09/15/30	1,011,795
1,000,000	LXP Industrial Trust	2.7000	09/15/30	920,206
1,000,000	LXP Industrial Trust	2.3750	10/01/31	875,242
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	910,178
1,000,000	NNN REIT, Inc.	2.5000	04/15/30	932,342
1,000,000	NNN REIT, Inc.	5.6000	10/15/33	1,054,045
1,000,000	Omega Healthcare Investors, Inc.	4.7500	01/15/28	1,009,420
1,000,000	Omega Healthcare Investors, Inc.	3.6250	10/01/29	966,042
1,000,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	893,159
1,000,000	Prologis, L.P.	3.8750	09/15/28	999,092
1,000,000	Prologis, L.P.	2.2500	04/15/30	928,055
1,000,000	Prologis, L.P.	1.2500	10/15/30	876,135
1,000,000	Prologis, L.P.	1.6250	03/15/31	876,340
1,000,000	Public Storage Operating Company	3.0940	09/15/27	987,175
9,200,000	Sun Communities Operating, L.P.	2.3000	11/01/28	8,756,559
1,000,000	Sun Communities Operating, L.P.	2.7000	07/15/31	912,516
1,000,000	UDR, Inc.	3.2000	01/15/30	961,586
1,000,000	UDR, Inc.	2.1000	08/01/32	860,442
1,000,000	Ventas Realty, L.P.	3.2500	10/15/26	993,247
1,000,000	Ventas Realty, L.P.	4.0000	03/01/28	998,216
1,000,000	Ventas Realty, L.P.	4.4000	01/15/29	1,005,588
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	1,017,179

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.1% (Continued)
1,000,000	WP Carey, Inc.	2.4000	02/01/31	$900,607
1,000,000	WP Carey, Inc.	2.2500	04/01/33	847,803
				81,472,652
	RETAIL - DISCRETIONARY — 2.9%
9,200,000	AutoZone, Inc.(a)	3.7500	06/01/27	9,160,925
1,000,000	Genuine Parts Company	6.5000	11/01/28	1,059,906
1,000,000	Genuine Parts Company	1.8750	11/01/30	876,329
1,000,000	Genuine Parts Company	2.7500	02/01/32	886,878
1,000,000	Tractor Supply Company	5.2500	05/15/33	1,042,260
				13,026,298
	SEMICONDUCTORS — 2.9%
1,000,000	Broadcom, Inc.	4.1100	09/15/28	1,004,382
1,000,000	Broadcom, Inc.	5.2000	07/15/35	1,041,718
1,000,000	KLA Corporation	4.1000	03/15/29	1,003,726
1,000,000	KLA Corporation	4.6500	07/15/32	1,021,975
1,000,000	KLA Corporation	4.7000	02/01/34	1,012,813
1,000,000	Marvell Technology, Inc.	2.9500	04/15/31	928,270
1,000,000	Marvell Technology, Inc.	5.4500	07/15/35	1,034,512
1,000,000	QUALCOMM, Inc.	3.2500	05/20/27	992,966
1,000,000	QUALCOMM, Inc.	1.3000	05/20/28	941,397
1,000,000	QUALCOMM, Inc.	2.1500	05/20/30	922,796
1,000,000	QUALCOMM, Inc.	4.7500	05/20/32	1,028,339
1,000,000	QUALCOMM, Inc.	5.4000	05/20/33	1,066,059
1,000,000	Skyworks Solutions, Inc.	3.0000	06/01/31	906,531
				12,905,484
	SOFTWARE — 2.7%
9,200,000	Fortinet, Inc.	2.2000	03/15/31	8,257,051
1,000,000	Roper Technologies, Inc.	4.2000	09/15/28	1,003,256
1,000,000	Roper Technologies, Inc.	2.0000	06/30/30	904,499
1,000,000	Roper Technologies, Inc.	1.7500	02/15/31	877,312
1,000,000	Roper Technologies, Inc.	4.7500	02/15/32	1,014,697
				12,056,815
	SPECIALTY FINANCE — 0.2%
1,000,000	Air Lease Corporation	2.8750	01/15/32	898,534

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	STEEL — 2.6%
9,200,000	Nucor Corporation	2.7000	06/01/30	$8,661,656
1,000,000	Steel Dynamics, Inc.	3.4500	04/15/30	968,512
1,000,000	Steel Dynamics, Inc.	3.2500	01/15/31	953,589
1,000,000	Steel Dynamics, Inc.	5.2500	05/15/35	1,027,718
				11,611,475
	TECHNOLOGY HARDWARE — 3.9%
1,000,000	Arrow Electronics, Inc.	3.8750	01/12/28	992,807
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	900,914
1,000,000	Flex Ltd.	5.2500	01/15/32	1,021,974
1,000,000	Jabil, Inc.	4.2500	05/15/27	1,001,010
1,000,000	Jabil, Inc.(a)	3.9500	01/12/28	997,548
9,200,000	Jabil, Inc.	3.6000	01/15/30	8,881,509
1,000,000	Jabil, Inc.	3.0000	01/15/31	929,762
1,000,000	Teledyne FLIR, LLC	2.5000	08/01/30	927,552
1,000,000	Western Digital Corporation	2.8500	02/01/29	951,265
1,000,000	Western Digital Corporation	3.1000	02/01/32	915,802
				17,520,143
	TECHNOLOGY SERVICES — 2.2%
1,000,000	Amdocs Ltd.	2.5380	06/15/30	918,677
1,000,000	Automatic Data Processing, Inc.(a)	4.4500	09/09/34	1,001,542
1,000,000	Equifax, Inc.	5.1000	12/15/27	1,018,347
1,000,000	Kyndryl Holdings, Inc.(a)	6.3500	02/20/34	1,057,949
1,000,000	MSCI, Inc.(c)	3.6250	11/01/31	944,251
1,000,000	MSCI, Inc.	5.2500	09/01/35	1,011,627
1,000,000	Paychex, Inc.	5.3500	04/15/32	1,040,320
1,000,000	Paychex, Inc.(a)	5.6000	04/15/35	1,052,102
1,000,000	Verisk Analytics, Inc.	4.1250	03/15/29	1,001,806
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	1,065,197
				10,111,818
	TRANSPORTATION & LOGISTICS — 1.2%
1,000,000	CSX Corporation	3.8000	03/01/28	999,023
1,000,000	CSX Corporation	4.2500	03/15/29	1,010,400

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.6% (Continued)
	TRANSPORTATION & LOGISTICS — 1.2% (Continued)
1,000,000	Ryder System, Inc.	5.2500	06/01/28	$1,027,692
1,000,000	Ryder System, Inc.	5.3750	03/15/29	1,037,148
1,000,000	Ryder System, Inc.	6.6000	12/01/33	1,123,976
				5,198,239
	TRANSPORTATION EQUIPMENT — 0.7%
1,000,000	Westinghouse Air Brake Technologies Corporation	3.4500	11/15/26	994,177
1,000,000	Westinghouse Air Brake Technologies Corporation	4.7000	09/15/28	1,012,362
1,000,000	Westinghouse Air Brake Technologies Corporation	5.6110	03/11/34	1,061,897
				3,068,436
	WHOLESALE - CONSUMER STAPLES — 0.2%
1,000,000	Archer-Daniels-Midland Company	4.5000	08/15/33	1,006,121

	TOTAL CORPORATE BONDS (Cost $435,668,065)			443,276,327

	COLLATERAL FOR SECURITIES LOANED - 2.5%
	MONEY MARKET FUND – 2.5%
11,279,708	Fidelity Investments Money Market Funds, Institutional Class, 3.90% (Cost $11,279,708) (b)(d)			11,279,708

	TOTAL INVESTMENTS - 101.1% (Cost $446,947,773)			$454,556,035
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%			(5,026,118)
	NET ASSETS - 100.0%			$449,529,917

LLC	- Limited Liability Company

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2025 was $10,949,534.

(b)	Security was purchased with cash received as collateral for securities on loan at November 30, 2025. Total collateral had a value of $11,279,708 at November 30, 2025.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is $2,949,362 or 0.7% of net assets.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2025.

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	BANKING - 1.0%
1,350	First Citizens BancShares, Inc., Class A	$2,535,152
11,221	Western Alliance Bancorp	914,848
		3,450,000
	BIOTECH & PHARMA - 0.6%
19,356	Incyte Corporation(a)	2,021,928

	CHEMICALS - 0.4%
11,756	Albemarle Corporation	1,528,162

	COMMERCIAL SUPPORT SERVICES - 3.8%
38,780	Cintas Corporation	7,213,856
30,004	Republic Services, Inc.	6,512,668
		13,726,524
	CONSTRUCTION MATERIALS - 0.4%
4,955	Carlisle Companies, Inc.	1,576,037

	DATA CENTER REIT - 1.4%
31,721	Digital Realty Trust, Inc.	5,079,167

	DIVERSIFIED INDUSTRIALS - 3.7%
14,288	Dover Corporation	2,647,281
12,403	Parker-Hannifin Corporation	10,687,665
		13,334,946
	ELECTRIC UTILITIES - 3.0%
61,313	CenterPoint Energy, Inc.	2,451,294
28,099	CMS Energy Corporation	2,119,789
40,602	Entergy Corporation	3,959,506
20,838	Evergy, Inc.	1,618,071
18,427	OGE Energy Corporation	843,588
		10,992,248
	ELECTRICAL EQUIPMENT - 6.8%
13,747	A O Smith Corporation	907,027
106,870	Amphenol Corporation, Class A	15,057,984
13,733	NEXTracker, Inc., Class A(a)	1,258,217

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 6.8% (Continued)
23,131	Trimble, Inc.(a)	$1,883,326
30,343	Vertiv Holdings Company, Class A	5,453,547
		24,560,101
	ENGINEERING & CONSTRUCTION - 0.7%
4,163	EMCOR Group, Inc.	2,560,536

	FOOD - 0.5%
49,724	Conagra Brands, Inc.	887,573
13,453	Lamb Weston Holdings, Inc.	794,534
		1,682,107
	GAS & WATER UTILITIES - 0.7%
14,984	Atmos Energy Corporation	2,642,728

	HEALTH CARE FACILITIES & SERVICES - 1.2%
16,361	IQVIA Holdings, Inc.(a)	3,763,193
4,791	Molina Healthcare, Inc.(a)	710,314
		4,473,507
	HEALTH CARE REIT - 4.8%
17,391	Alexandria Real Estate Equities, Inc.	933,375
43,255	Ventas, Inc.	3,487,651
62,107	Welltower, Inc.	12,931,919
		17,352,945
	HOTEL REIT - 0.3%
68,674	Host Hotels & Resorts, Inc.	1,210,723

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
1,892	Valmont Industries, Inc.	781,339

	INDUSTRIAL REIT - 3.3%
92,054	Prologis, Inc.	11,831,701

	INDUSTRIAL SUPPORT SERVICES - 1.8%
6,387	United Rentals, Inc.	5,206,555

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.8% (Continued)
4,043	Watsco, Inc.	$1,400,495
		6,607,050
	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
3,635	Evercore, Inc., Class A	1,163,454
147,532	Interactive Brokers Group, Inc., Class A	9,592,531
		10,755,985
	INSURANCE - 4.2%
19,289	Loews Corporation	2,080,704
56,877	Progressive Corporation (The)	13,012,889
		15,093,593
	MACHINERY - 7.9%
7,531	AGCO Corporation	797,985
40,682	Caterpillar, Inc.	23,423,067
37,675	Ingersoll Rand, Inc.	3,026,810
5,466	Nordson Corporation	1,299,050
		28,546,912
	MEDICAL EQUIPMENT & DEVICES - 3.8%
8,003	IDEXX Laboratories, Inc.(a)	6,025,298
2,148	Mettler-Toledo International, Inc.(a)	3,171,995
9,621	STERIS PLC	2,561,880
6,719	West Pharmaceutical Services, Inc.	1,862,843
		13,622,016
	METALS & MINING - 2.0%
168,644	Freeport-McMoRan, Inc.	7,248,319

	MULTI ASSET CLASS REIT - 0.4%
21,268	WP Carey, Inc.	1,432,825

	OIL & GAS PRODUCERS - 4.3%
61,179	Devon Energy Corporation	2,267,294
27,124	Diamondback Energy, Inc.	4,138,851
202,675	Kinder Morgan, Inc.	5,537,081
20,170	Targa Resources Corporation	3,536,003
		15,479,229

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
152,029	SLB Ltd.	$5,509,531

	RENEWABLE ENERGY - 0.7%
9,561	First Solar, Inc.(a)	2,609,388

	RESIDENTIAL REIT - 2.2%
19,213	Equity LifeStyle Properties, Inc.	1,207,921
38,227	Equity Residential	2,360,517
61,341	Invitation Homes, Inc.	1,729,816
12,271	Sun Communities, Inc.	1,580,996
33,524	UDR, Inc.	1,220,944
		8,100,194
	RETAIL - CONSUMER STAPLES - 0.3%
12,201	Sprouts Farmers Market, Inc.(a)	1,022,566

	RETAIL - DISCRETIONARY - 0.9%
13,262	Builders FirstSource, Inc.(a)	1,488,394
13,631	Genuine Parts Company	1,777,483
		3,265,877
	RETAIL REIT - 2.0%
18,371	Regency Centers Corporation	1,307,280
31,034	Simon Property Group, Inc.	5,782,255
		7,089,535
	SELF-STORAGE REIT - 0.8%
21,647	Extra Space Storage, Inc.	2,882,731

	SEMICONDUCTORS - 7.5%
13,224	Entegris, Inc.	1,020,099
10,919	KLA Corporation	12,834,958
12,235	Lattice Semiconductor Corporation(a)	859,019
53,976	Microchip Technology, Inc.	2,892,034
4,426	Monolithic Power Systems, Inc.	4,108,081
40,034	ON Semiconductor Corporation(a)	2,011,308
14,171	Skyworks Solutions, Inc.	934,577

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 7.5% (Continued)
13,552	Teradyne, Inc.	$2,464,973
		27,125,049
	SOFTWARE - 6.4%
34,329	Bentley Systems, Inc., Class B	1,440,445
4,224	CommVault Systems, Inc.(a)	521,664
71,475	Fortinet, Inc.(a)	5,798,766
6,279	Manhattan Associates, Inc.(a)	1,107,930
26,301	Nutanix, Inc., Class A(a)	1,257,188
11,006	Roper Technologies, Inc.	4,911,097
62,826	Samsara, Inc., Class A(a)	2,389,273
4,560	Tyler Technologies, Inc.(a)	2,141,467
15,069	Veeva Systems, Inc., Class A(a)	3,620,930
		23,188,760
	SPECIALTY FINANCE - 0.3%
167,244	UWM Holdings Corporation	978,377

	STEEL - 1.7%
23,819	Nucor Corporation	3,798,892
13,885	Steel Dynamics, Inc.	2,330,320
		6,129,212
	TECHNOLOGY HARDWARE - 6.7%
118,457	Arista Networks, Inc.(a)	15,479,961
11,257	Ciena Corporation(a)	2,298,792
10,059	Jabil, Inc.	2,119,532
30,416	Pure Storage, Inc., Class A(a)	2,705,807
48,896	Super Micro Computer, Inc.(a)	1,655,130
		24,259,222
	TECHNOLOGY SERVICES - 5.8%
42,860	CoStar Group, Inc.(a)	2,948,768
5,907	EPAM Systems, Inc.(a)	1,104,609
2,394	Fair Isaac Corporation(a)	4,323,157
18,000	Genpact Ltd.	793,080
7,653	MSCI, Inc.	4,314,149
37,372	Paychex, Inc.	4,174,079

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 5.8% (Continued)
14,697	Verisk Analytics, Inc.	$3,307,854
		20,965,696
	TRANSPORTATION & LOGISTICS - 1.3%
10,090	JB Hunt Transport Services, Inc.	1,755,256
21,998	Old Dominion Freight Line, Inc.	2,976,110
		4,731,366
	TRANSPORTATION EQUIPMENT - 1.5%
51,069	PACCAR, Inc.	5,383,694

	TOTAL COMMON STOCKS (Cost $309,559,340)	360,831,826

	TOTAL INVESTMENTS - 99.8% (Cost $309,559,340)	$360,831,826
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	747,450
	NET ASSETS - 100.0%	$361,579,276

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1%
	APPAREL & TEXTILE PRODUCTS – 0.9%
819	Hermes International SCA	$1,995,244
336,293	PRADA SpA	1,990,349
		3,985,593
	ASSET MANAGEMENT - 1.8%
37,396	3i Group PLC	1,563,261
43,656	Brookfield Corporation	2,061,140
29,695	Julius Baer Group Ltd.	2,122,234
1,559	Partners Group Holding A.G.	1,849,464
		7,596,099
	AUTOMOTIVE - 3.5%
11,684	Aumovio S.E.(a)	502,873
23,243	Continental A.G.	1,740,259
139,915	Denso Corporation	1,844,522
4,195	Ferrari N.V.	1,644,021
837,566	Geely Automobile Holdings Ltd.	1,822,349
51,991	Mahindra & Mahindra Ltd. - GDR	2,214,817
13,214	Samsung SDI Company Ltd.	2,698,278
18,037	Toyota Industries Corporation	2,018,196
		14,485,315
	BANKING - 8.9%
144,206	Banco de Bogota S.A.	1,471,568
7,618,584	Bank Mandiri Persero Tbk P.T.	2,209,147
42,135	Bank Polska Kasa Opieki S.A.	2,308,443
8,422,558	Bank Rakyat Indonesia Persero Tbk P.T.	1,860,780
18,257	Commonwealth Bank of Australia	1,823,309
47,135	Danske Bank A/S	2,167,561
2,019,428	First Financial Holding Company Ltd.	1,775,887
204,895	Grupo Financiero Banorte SAB de CV	1,972,323
133,486	Hang Seng Bank Ltd.	2,609,451
310,378	Intesa Sanpaolo SpA	2,011,336
113,657	KakaoBank Corporation	1,677,683
17,259	KBC Group N.V.	2,125,340
69,413	National Australia Bank Ltd.	1,822,711
23,133	OTP Bank Nyrt	2,407,971

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	BANKING - 8.9% (Continued)
104,503	Powszechna Kasa Oszczednosci Bank Polski S.A.	$2,216,279
507,080	SCB X PCL	2,052,636
148,397	Standard Bank Group Ltd.	2,286,473
75,411	United Overseas Bank Ltd.	1,977,425
		36,776,323
	BIOTECH & PHARMA - 3.1%
15,241	Celltrion, Inc.	1,928,622
47,575	Chugai Pharmaceutical Company Ltd.	2,550,172
15,454	CSL Ltd.	1,885,325
7,024	Genmab A/S(a)	2,225,039
364,653	H Lundbeck A/S	1,982,823
7,581	UCB S.A.	2,115,117
		12,687,098
	CHEMICALS - 5.7%
28,516	Akzo Nobel N.V.	1,853,871
4,297,664	Chandra Asri Pacific Tbk P.T.	1,909,270
220,495	Clariant A.G.	1,998,610
55,748	Croda International plc	2,008,684
2,866	EMS-Chemie Holding A.G.	1,955,486
118,120	Evonik Industries A.G.	1,818,390
500	Givaudan S.A.	2,108,547
34,998	Nutrien Ltd.	2,036,034
64,392	Solvay S.A.	2,054,269
25,287	Syensqo S.A.	2,061,096
23,450	Symrise A.G.	1,943,466
54,545	Yara International ASA	1,991,687
		23,739,410
	COMMERCIAL SUPPORT SERVICES - 2.1%
155,978	ALS Ltd.	2,280,786
65,519	Bureau Veritas SA	2,096,304
32,353	Intertek Group plc	1,981,137
19,733	SGS S.A.	2,264,298
		8,622,525

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	CONSTRUCTION MATERIALS - 1.9%
24,209	Holcim A.G.	$2,267,295
282,197	Siam Cement PCL (The) - GDR	1,638,790
9,108	Sika A.G.	1,794,588
63,724	Wienerberger A.G.	2,182,288
		7,882,961
	CONTAINERS & PACKAGING - 0.5%
57,830	Huhtamaki OYJ	1,992,519

	DIVERSIFIED INDUSTRIALS - 0.5%
44,857	Alfa Laval A.B.	2,117,456

	ELECTRIC UTILITIES - 8.2%
241,922	CLP Holdings Ltd.	2,112,921
107,747	E.ON S.E.	1,918,697
428,547	EDP - Energias de Portugal S.A.	1,912,055
151,267	EDP Renovaveis S.A.	2,012,799
64,084	Endesa S.A.	2,323,974
19,549,725	Enel Americas S.A.	1,895,143
216,044	Enel SpA	2,232,622
7,352,533	First Gen Corporation	2,103,948
40,321	Fortis, Inc.	2,113,730
107,449	Fortum OYJ	2,205,696
107,544	Iberdrola S.A.	2,268,779
45,651	RWE A.G.	2,316,444
87,611	SSE PLC	2,549,062
201,689	Terna - Rete Elettrica Nazionale	2,126,392
744,646	Vector Ltd.	2,045,215
28,196	Verbund A.G.	2,077,084
		34,214,561
	ELECTRICAL EQUIPMENT - 2.6%
28,299	ABB Ltd.	2,033,740
401,895	Delta Electronics Thailand PCL - GDR	2,515,363
29,811	Kone OYJ, Class B	2,024,520
7,365	Schneider Electric S.E.	1,973,683

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	ELECTRICAL EQUIPMENT - 2.6% (Continued)
4,880	Trane Technologies PLC	$2,056,822
		10,604,128
	ENGINEERING & CONSTRUCTION - 1.9%
119,344	AFRY A.B.	2,003,417
35,590	Ferrovial S.E.	2,331,104
217,571	Worley Ltd.	1,900,594
10,370	WSP Global, Inc.	1,813,928
		8,049,043
	ENTERTAINMENT CONTENT - 0.5%
364,429	Bollore S.E.	2,020,848

	FOOD - 2.2%
71,590	Ajinomoto Company, Inc.	1,660,269
566,071	Grupo Bimbo S.A.B. de C.V.	1,794,066
783,143	Premier Foods PLC	1,853,544
337,189	Tate & Lyle plc	1,671,997
911,562	Wilmar International Ltd.	2,279,151
		9,259,027
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
210,260	Suzano S.A.	1,880,733
73,854	UPM-Kymmene OYJ	2,014,278
		3,895,011
	GAS & WATER UTILITIES - 2.1%
455,968	Hera SpA	2,181,452
2,287,949	Hong Kong & China Gas Company Ltd.	2,127,570
64,933	Naturgy Energy Group S.A.	1,997,707
340,140	Snam SpA	2,262,602
		8,569,331
	HEALTH CARE FACILITIES & SERVICES - 1.0%
37,112	Fresenius S.E. & Company KGaA	2,037,716
12,371	ICON plc(a)	2,288,635
		4,326,351

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	HOME & OFFICE PRODUCTS - 0.4%
26,905	SEB S.A.	$1,520,663

	HOME CONSTRUCTION - 0.5%
2,740	Geberit A.G.	2,134,250

	HOUSEHOLD PRODUCTS - 0.9%
19,491	Beiersdorf A.G.	2,095,170
9,535	LG H&H Company Ltd.	1,797,511
		3,892,681
	INDUSTRIAL REIT - 0.4%
93,023	Goodman Group	1,807,951

	INDUSTRIAL SUPPORT SERVICES - 0.4%
30,040	Ashtead Group PLC	1,919,824

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
770,690	B3 S.A. - Brasil Bolsa Balcao	2,175,656
7,622	Deutsche Boerse A.G.	2,038,133
35,284	Hong Kong Exchanges & Clearing Ltd.	1,862,596
17,917	London Stock Exchange Group plc	2,112,709
		8,189,094
	INSURANCE - 6.1%
209,874	AIA Group Ltd.	2,172,665
30,110	ASR Nederland N.V.	2,031,552
315,421	BB Seguridade Participacoes S.A.	2,014,256
260,161	Dai-ichi Life Insurance Co. Ltd.	2,029,203
1,166	Fairfax Financial Holdings Ltd.	2,007,729
10,666	Intact Financial Corporation	2,178,245
630,319	Legal & General Group plc	2,060,041
47,588	Power Corp of Canada	2,422,833
143,556	Prudential PLC	2,077,947
176,979	Sampo OYJ, A Shares	2,080,838
1,892	Swiss Life Holding A.G.	2,074,896

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INSURANCE - 6.1% (Continued)
80,554	Tryg A/S	$1,996,107
		25,146,312
	INTERNET MEDIA & SERVICES - 1.3%
28,190	Naspers Ltd.	1,763,055
28,882	Prosus N.V.	1,818,025
13,309	REA Group Ltd.	1,707,397
		5,288,477
	MACHINERY - 4.6%
28,574	ANDRITZ A.G.	2,063,494
70,617	FANUC Corporation	2,271,902
28,000	GEA Group AG	1,896,984
30,276	KION Group A.G.	2,267,188
14,093	Krones A.G.	2,135,204
73,173	Sandvik A.B.	2,209,478
6,801	SMC Corporation	2,389,156
134,987	TOMRA Systems ASA	1,668,787
284,608	Weg SA	2,341,032
		19,243,225
	MEDICAL EQUIPMENT & DEVICES - 2.0%
23,350	Coloplast A/S - Series B	2,106,927
6,273	EssilorLuxottica S.A.	2,246,491
7,294	Sonova Holding A.G.	1,817,234
18,497	Straumann Holding A.G.	2,109,574
		8,280,226
	METALS & MINING - 4.5%
12,142	Agnico Eagle Mines Ltd.	2,118,153
53,624	Antofagasta plc	1,957,707
73,355	BHP Group Ltd.	2,001,639
164,138	Fortescue Ltd.	2,301,221
9,252	Franco-Nevada Corporation	1,934,162
25,353	Rio Tinto Ltd.	2,196,120
1,245,006	United Tractors Tbk P.T.	2,092,824
27,742	Valterra Platinum Limited	1,930,193

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	METALS & MINING - 4.5% (Continued)
18,284	Wheaton Precious Metals Corporation	$2,007,918
		18,539,937
	OIL & GAS PRODUCERS - 7.6%
78,553	Aker BP ASA	1,911,960
62,524	Canadian Natural Resources Ltd.	2,115,765
117,105	Cenovus Energy, Inc.	2,089,051
8,530	Delek Group Ltd.	2,236,604
317,412	ENEOS Holdings, Inc.	2,089,707
114,337	Eni SpA	2,139,773
80,821	Equinor ASA	1,861,736
109,798	Inpex Corporation	2,341,138
243,488	MOL Hungarian Oil & Gas plc	2,155,941
37,589	OMV A.G.	2,079,169
83,073	ORLEN S.A.	2,140,104
445,538	Santos Ltd.	1,878,898
32,507	TotalEnergies S.E.	2,141,993
44,849	Tourmaline Oil Corporation	2,064,192
131,263	Woodside Energy Group Ltd.	2,142,876
		31,388,907
	REAL ESTATE OWNERS & DEVELOPERS - 2.4%
1,987,745	New World Development Company Ltd.(a),(b)	1,753,947
4,938,317	SM Prime Holdings, Inc.	1,936,925
45,626	Sumitomo Realty & Development Company Ltd.	2,202,707
724,409	Swire Properties Ltd.	1,987,394
65,648	Vonovia S.E.	1,989,241
		9,870,214
	RETAIL - CONSUMER STAPLES - 3.6%
168,457	Aeon Company Ltd.	3,048,943
38,110	Alimentation Couche-Tard, Inc.	2,081,544
156,459	BIM Birlesik Magazalar A. .	1,976,831
670,950	Cencosud S.A.	2,106,859
83,553	Jeronimo Martins SGPS S.A.	1,981,234
236,608	President Chain Store Corporation	1,805,564

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	RETAIL - CONSUMER STAPLES - 3.6% (Continued)
151,820	SM Investments Corporation	$1,915,873
		14,916,848
	SEMICONDUCTORS - 2.9%
19,844	Advantest Corporation	2,613,526
6,426	Disco Corporation	1,798,780
52,197	Infineon Technologies A.G.	2,199,904
8,950	NXP Semiconductors N.V.	1,744,713
172,523	Renesas Electronics Corporation	2,044,695
71,946	STMicroelectronics N.V.	1,650,585
		12,052,203
	SOFTWARE - 1.7%
9,824	Check Point Software Technologies Ltd.(a)	1,834,828
753	Constellation Software, Inc.	1,822,435
60,911	Dassault Systemes S.E.	1,703,671
33,053	WiseTech Global Ltd.	1,580,466
		6,941,400
	STEEL - 0.6%
56,985	voestalpine A.G.	2,456,569

	TECHNOLOGY HARDWARE - 0.9%
8,232	Garmin Ltd.	1,607,874
463,048	Wistron Corporation	2,131,924
		3,739,798
	TECHNOLOGY SERVICES - 0.8%
85,842	Edenred S.E.	1,841,321
15,138	Wolters Kluwer N.V.	1,608,632
		3,449,953
	TELECOMMUNICATIONS - 1.1%
253,012	MTN Group Ltd.	2,334,699
630,572	Singapore Telecommunications Ltd.	2,301,642
		4,636,341

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TRANSPORTATION & LOGISTICS - 4.6%
75,607	Aena SME S.A. 144A,(d)	$2,057,703
21,497	Canadian National Railway Company	2,058,651
10,068	DSV A/S	2,295,395
82,722	East Japan Railway Company	2,142,420
1,557,693	Eva Airways Corporation	1,692,443
10,645	Kuehne + Nagel International A.G.	2,135,203
85,628	Poste Italiane SpA 144A,(d)	2,047,324
34,942	Ryanair Holdings plc - ADR	2,381,647
223,419	Transurban Group	2,184,301
		18,995,087
	WHOLESALE - CONSUMER STAPLES - 0.5%
35,610	ITOCHU Corporation	2,133,564

	TOTAL COMMON STOCKS (Cost $351,226,353)	407,367,123

	PREFERRED STOCK — 0.7%
	CHEMICALS — 0.7%
44,252	Sociedad Quimica y Minera de Chile S.A., Class B(a) (Cost $1,842,868)	2,843,624

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 0.4%
	MONEY MARKET FUND – 0.4%
1,652,323	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.90% (Cost $1,652,323) (c) (e)	$1,652,323

	TOTAL INVESTMENTS - 99.2% (Cost $354,721,544)	$411,863,070
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	3,135,571
	NET ASSETS - 100.0%	$414,998,641

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Allmennaksjeselskap

A. .	- Anonim Sirketi

GDR	- Global Depositary Receipt

KGaA	- Kommanditgesellschaft auf Aktien

LTD	- Limited Company

N.V.	- Naamloze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2025 was $1,551,039.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2025. Total collateral had a value of $1,652,323 at November 30, 2025.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is $4,105,027 or 1.0% of net assets.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2025.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
NOVEMBER 30, 2025

Diversification of Assets
Country	Percentage of Net Assets
Common Stocks
Japan	8.5%
Canada	7.9%
Switzerland	7.3%
Australia	6.6%
Germany	6.5%
United Kingdom	5.2%
France	4.2%
Italy	4.1%
Netherlands	3.5%
Hong Kong	3.5%
Denmark	3.1%
Austria	2.6%
Spain	2.6%
Finland	2.5%
Brazil	2.0%
Belgium	2.0%
South Africa	2.0%
Korea	2.0%
Indonesia	2.0%
Norway	1.8%
Taiwan	1.8%
Ireland	1.6%
Poland	1.6%
Singapore	1.6%
Sweden	1.5%
Thailand	1.5%
Philippines	1.4%
Hungary	1.1%
Israel	1.0%
Chile	1.0%
Portugal	0.9%
Mexico	0.9%
India	0.5%
New Zealand	0.5%
Turkey	0.5%
Cayman Islands	0.4%
Colombia	0.4%
Total Common Stocks	98.1%
Preferred Stock
Chile	0.7%
Total Preferred Stock	0.7%
Collateral For Securities Loaned	0.4%
Other Assets In Excess Of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying notes to financial statements.

INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4%
	APPAREL & TEXTILE PRODUCTS - 2.7%
27,694	Deckers Outdoor Corporation(a)	$2,437,903

	CABLE & SATELLITE - 2.6%
111,142	Sirius XM Holdings, Inc.	2,362,879

	CONSUMER SERVICES - 2.5%
14,152	Grand Canyon Education, Inc.(a)	2,232,336

	DIVERSIFIED INDUSTRIALS - 2.7%
9,638	Illinois Tool Works, Inc.	2,402,561

	ELECTRICAL EQUIPMENT - 2.8%
5,124	Lennox International, Inc.	2,556,210

	FORESTRY, PAPER & WOOD PRODUCTS - 2.8%
31,110	Louisiana-Pacific Corporation	2,551,331

	HEALTH CARE FACILITIES & SERVICES - 2.6%
3,904	Medpace Holdings, Inc.(a)	2,312,964

	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.7%
21,960	Mueller Industries, Inc.	2,412,745

	INDUSTRIAL SUPPORT SERVICES - 2.6%
58,194	Fastenal Company	2,351,038

	MEDICAL EQUIPMENT & DEVICES - 5.7%
3,416	IDEXX Laboratories, Inc.(a)	2,571,838
6,222	Waters Corporation(a)	2,510,079
		5,081,917
	OIL & GAS PRODUCERS - 5.2%
71,858	Hess Midstream, L.P., Class A	2,420,177
2,562	Texas Pacific Land Corporation - REIT	2,214,311
		4,634,488

See accompanying notes to financial statements.

INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	RETAIL - DISCRETIONARY - 8.1%
610	AutoZone, Inc.(a)	$2,412,141
6,954	Home Depot, Inc. (The)	2,482,022
23,668	O’Reilly Automotive, Inc.(a)	2,407,036
		7,301,199
	SOFTWARE - 7.9%
29,036	Fortinet, Inc.(a)	2,355,691
13,542	Manhattan Associates, Inc.(a)	2,389,485
16,714	Qualys, Inc.(a)	2,354,167
		7,099,343
	TECHNOLOGY HARDWARE - 8.2%
9,150	Seagate Technology Holdings PLC	2,531,714
66,612	Super Micro Computer, Inc.(a)	2,254,816
4,392	Ubiquiti, Inc.	2,560,931
		7,347,461
	TECHNOLOGY SERVICES - 10.6%
9,272	Automatic Data Processing, Inc.	2,367,142
1,342	Fair Isaac Corporation(a)	2,423,424
4,148	MSCI, Inc.	2,338,311
21,106	Paychex, Inc.	2,357,329
		9,486,206
	TRANSPORTATION & LOGISTICS - 8.1%
16,592	Expeditors International of Washington, Inc.	2,437,365
18,544	Landstar System, Inc.	2,426,297
17,812	Old Dominion Freight Line, Inc.	2,409,785
		7,273,447
	WHOLESALE - DISCRETIONARY - 2.6%
9,638	Pool Corporation	2,347,817

	TOTAL COMMON STOCKS (Cost $70,051,550)	72,191,845

See accompanying notes to financial statements.

INSPIRE CAPITAL APPRECIATION ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 19.5%
	FIXED INCOME - 19.5%
715,652	Schwab Short-Term U.S. Treasury ETF (Cost $17,413,591)	$17,483,378

	TOTAL INVESTMENTS - 99.9% (Cost $87,465,141)	$89,675,223
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	48,829
	NET ASSETS - 100.0%	$89,724,052

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 5.3%
10,480	AppLovin Corporation, Class A(a)	$6,282,550

	AEROSPACE & DEFENSE - 6.1%
4,061	Axon Enterprise, Inc.(a)	2,193,509
9,039	Curtiss-Wright Corporation	5,100,617
		7,294,126
	BIOTECH & PHARMA - 5.8%
55,544	Exelixis, Inc.(a)	2,453,378
9,301	United Therapeutics Corporation(a)	4,520,287
		6,973,665
	CHEMICALS - 1.2%
11,266	Hawkins, Inc.	1,464,805

	COMMERCIAL SUPPORT SERVICES - 2.6%
40,217	Brady Corporation, Class A	3,146,578

	CONSUMER SERVICES - 1.1%
20,043	Stride, Inc.(a)	1,273,332

	ELECTRIC UTILITIES - 4.2%
29,868	NRG Energy, Inc.	5,062,327

	ELECTRICAL EQUIPMENT - 9.3%
42,575	Amphenol Corporation, Class A	5,998,818
28,689	BWX Technologies, Inc.	5,131,888
		11,130,706
	ENGINEERING & CONSTRUCTION - 4.0%
7,729	EMCOR Group, Inc.	4,753,876

	HEALTH CARE FACILITIES & SERVICES - 2.8%
28,296	Encompass Health Corporation	3,288,561

See accompanying notes to financial statements.

INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HEALTH CARE REIT - 2.9%
75,718	Omega Healthcare Investors, Inc.	$3,476,971

	INSTITUTIONAL FINANCIAL SERVICES - 4.5%
36,680	SEI Investments Company	2,965,945
67,691	Virtu Financial, Inc., Class A	2,420,630
		5,386,575
	INSURANCE - 7.0%
5,895	Kinsale Capital Group, Inc.	2,268,986
73,491	Old Republic International Corporation	3,387,934
14,410	Reinsurance Group of America, Inc.	2,736,027
		8,392,947
	LEISURE FACILITIES & SERVICES - 2.6%
113,446	Cinemark Holdings, Inc.	3,106,151

	MACHINERY - 6.1%
58,295	Flowserve Corporation	4,159,348
19,126	MSA Safety, Inc.	3,085,024
		7,244,372
	OIL & GAS PRODUCERS - 4.1%
6,288	Murphy USA, Inc.	2,421,320
2,882	Texas Pacific Land Corporation - REIT	2,490,884
		4,912,204
	RETAIL - CONSUMER STAPLES - 5.1%
25,545	BJ’s Wholesale Club Holdings, Inc.(a)	2,279,380
6,681	Casey’s General Stores, Inc.	3,811,244
		6,090,624
	RETAIL - DISCRETIONARY - 5.8%
18,209	AutoNation, Inc.(a)	3,847,380
7,598	Group 1 Automotive, Inc.	3,047,102
		6,894,482
	SEMICONDUCTORS - 13.6%
16,899	Broadcom, Inc.	6,809,621
4,192	KLA Corporation	4,927,570

See accompanying notes to financial statements.

INSPIRE GROWTH ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 13.6% (Continued)
4,847	Monolithic Power Systems, Inc.	$4,498,840
		16,236,031
	SOFTWARE - 1.8%
17,816	CommVault Systems, Inc.(a)	2,200,276

	TECHNOLOGY HARDWARE - 4.0%
13,493	InterDigital, Inc.	4,827,121

	TOTAL COMMON STOCKS (Cost $96,024,070)	119,438,280

	TOTAL INVESTMENTS - 99.9% (Cost $96,024,070)	$119,438,280
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	106,376
	NET ASSETS - 100.0%	$119,544,656

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ADVERTISING & MARKETING - 0.7%
123,173	Nexxen International Ltd.(a)	$796,929

	ASSET MANAGEMENT - 2.9%
21,613	Federated Hermes, Inc., Class B	1,084,324
9,980	Stifel Financial Corporation	1,217,560
57,301	XP, Inc., Class A	1,129,403
		3,431,287
	AUTOMOTIVE - 1.8%
9,096	Autoliv, Inc.	1,073,237
28,437	Standard Motor Products, Inc.	1,067,525
		2,140,762
	BANKING - 1.9%
4,389	Credicorp Ltd.	1,128,894
18,493	Webster Financial Corporation	1,102,183
		2,231,077
	BIOTECH & PHARMA - 8.8%
564,874	CytomX Therapeutics, Inc.(a)	2,417,661
28,477	Exelixis, Inc.(a)	1,257,829
28,427	Phibro Animal Health Corporation, Class A	1,190,523
32,782	Rigel Pharmaceuticals, Inc.(a)	1,655,163
32,250	Royalty Pharma plc, Class A	1,290,645
79,536	Theravance Biopharma, Inc.(a)	1,614,581
138,904	Xeris Biopharma Holdings, Inc.(a)	997,331
		10,423,733
	CHEMICALS - 0.9%
13,711	CF Industries Holdings, Inc.	1,079,056

	COMMERCIAL SUPPORT SERVICES - 1.9%
22,478	Heidrick & Struggles International, Inc.	1,323,280
171,716	Quad/Graphics, Inc.	985,650
		2,308,930
	CONTAINERS & PACKAGING - 1.8%
12,102	Crown Holdings, Inc.	1,171,836

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CONTAINERS & PACKAGING - 1.8% (Continued)
28,826	TriMas Corporation	$982,102
		2,153,938
	ELECTRIC UTILITIES - 1.0%
7,018	NRG Energy, Inc.	1,189,481

	ELECTRICAL EQUIPMENT - 10.5%
9,442	Amphenol Corporation, Class A	1,330,378
4,430	Argan, Inc.	1,750,735
7,593	Bel Fuse, Inc., Class B	1,169,550
6,618	BWX Technologies, Inc.	1,183,828
1,876	GE Vernova, Inc.	1,125,169
6,255	Generac Holdings, Inc.(a)	948,446
9,508	Itron, Inc.(a)	941,672
34,792	Kimball Electronics, Inc.(a)	1,005,489
16,353	NEXTracker, Inc., Class A(a)	1,498,261
8,106	Vertiv Holdings Company, Class A	1,456,891
		12,410,419
	ENGINEERING & CONSTRUCTION - 1.9%
1,836	EMCOR Group, Inc.	1,129,269
9,075	Primoris Services Corporation	1,148,532
		2,277,801
	FOOD - 2.6%
27,848	Pilgrim’s Pride Corporation	1,059,338
21,332	Tyson Foods, Inc., Class A	1,238,322
24,948	Vital Farms, Inc.(a)	815,800
		3,113,460
	GAS & WATER UTILITIES - 1.0%
33,365	Consolidated Water Company Ltd.	1,142,084

	HEALTH CARE FACILITIES & SERVICES - 3.6%
12,055	HealthEquity, Inc.(a)	1,267,945
69,456	Pediatrix Medical Group, Inc.(a)	1,673,195
6,050	Tenet Healthcare Corporation(a)	1,311,882
		4,253,022

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOME & OFFICE PRODUCTS - 0.7%
22,246	Flexsteel Industries, Inc.	$879,384

	HOTEL REIT - 1.0%
65,486	Host Hotels & Resorts, Inc.	1,154,518

	HOUSEHOLD PRODUCTS - 0.8%
93,705	Nu Skin Enterprises, Inc., Class A	926,742

	INDUSTRIAL SUPPORT SERVICES - 0.8%
31,540	Global Industrials, Co.	903,306

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
3,179	Evercore, Inc., Class A	1,017,503
3,198	Interactive Brokers Group, Inc., Class A	207,934
13,354	SEI Investments Company	1,079,804
		2,305,241
	INSURANCE - 6.3%
8,028	Globe Life, Inc.	1,081,612
47,186	Hamilton Insurance Group Ltd.(a)	1,287,234
6,244	HCI Group, Inc.	1,109,871
14,548	Mercury General Corporation	1,354,710
29,021	Old Republic International Corporation	1,337,868
35,481	United Fire Group, Inc.	1,296,831
		7,468,126
	INTERNET MEDIA & SERVICES - 1.0%
58,707	Upwork, Inc.(a)	1,158,876

	LEISURE FACILITIES & SERVICES - 1.1%
26,304	Yum China Holdings, Inc.	1,266,275

	LEISURE PRODUCTS – 0.9%
30,417	Amer Sports, Inc.(a)	1,129,383

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MACHINERY - 1.8%
4,804	Lincoln Electric Holdings, Inc.	$1,150,222
78,024	Luxfer Holdings plc	975,300
		2,125,522
	MEDICAL EQUIPMENT & DEVICES - 1.0%
6,545	iRhythm Technologies, Inc.(a)	1,230,525

	METALS & MINING - 2.2%
70,868	Coeur Mining, Inc.(a)	1,223,890
14,713	Newmont Corporation	1,334,911
		2,558,801
	OIL & GAS PRODUCERS - 2.8%
20,007	California Resources Corporation	955,934
66,208	Plains All American Pipeline, L.P.	1,152,681
7,039	Valero Energy Corporation	1,244,214
		3,352,829
	OIL & GAS SERVICES & EQUIPMENT - 3.1%
42,254	Natural Gas Services Group, Inc.	1,308,606
80,089	Ranger Energy Services, Inc.	1,082,002
29,415	TechnipFMC plc	1,331,324
		3,721,932
	RETAIL - CONSUMER STAPLES - 0.7%
9,384	Sprouts Farmers Market, Inc.(a)	786,473

	RETAIL - DISCRETIONARY - 2.6%
15,541	Build-A-Bear Workshop, Inc.	825,227
1,895	Dillard’s, Inc., Class A	1,269,764
6,449	Penske Automotive Group, Inc.	1,042,932
		3,137,923
	SEMICONDUCTORS - 2.7%
31,896	ACM Research, Inc., Class A(a)	1,065,645
9,387	Cirrus Logic, Inc.(a)	1,129,632
46,145	Photronics, Inc.(a)	1,057,182
		3,252,459

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 4.9%
69,963	Alignment Healthcare, Inc.(a)	$1,343,989
31,074	Clear Secure, Inc., Class A	1,103,127
39,584	GigaCloud Technology, Inc., Class A(a)	1,468,566
111,231	Mitek Systems, Inc.(a)	985,507
70,650	OneSpan, Inc.	861,930
		5,763,119
	SPECIALTY FINANCE - 2.5%
64,410	EZCORP, Inc., Class A(a)	1,241,825
162,641	Oportun Financial Corporation(a)	840,854
95,528	OppFi, Inc.	945,727
		3,028,406
	STEEL - 1.2%
4,670	Carpenter Technology Corporation	1,487,582

	TECHNOLOGY HARDWARE - 10.8%
69,613	CommScope Holding Company, Inc.(a)	1,374,161
50,701	Daktronics, Inc.(a)	959,770
4,846	Garmin Ltd.	946,521
5,164	Jabil, Inc.	1,088,106
29,187	NCR Atleos Corporation(a)	1,081,962
21,852	TTM Technologies, Inc.(a)	1,533,573
74,544	Turtle Beach Corporation(a)	1,034,671
38,257	ViaSat, Inc.(a)	1,313,363
93,349	Viavi Solutions, Inc.(a)	1,674,681
10,938	Western Digital Corporation	1,786,504
		12,793,312
	TECHNOLOGY SERVICES - 3.7%
27,893	Genpact Ltd.	1,228,966
58,147	Magic Software Enterprises Ltd.	1,342,032
60,081	StoneCompany Ltd.(a)	1,012,365
65,629	TaskUS, Inc., Class A(a)	752,765
		4,336,128
	TELECOMMUNICATIONS - 1.8%
65,605	Spok Holdings, Inc.	871,234

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TELECOMMUNICATIONS - 1.8% (Continued)
30,194	Telephone and Data Systems, Inc.	$1,215,913
		2,087,147
	TRANSPORTATION & LOGISTICS - 2.2%
8,410	CH Robinson Worldwide, Inc.	1,336,096
19,370	Delta Air Lines, Inc.	1,241,617
		2,577,713

	TOTAL COMMON STOCKS (Cost $107,852,348)	118,383,701

	TOTAL INVESTMENTS - 99.8% (Cost $107,852,348)	$118,383,701
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	291,238
	NET ASSETS - 100.0%	$118,674,939

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 1.2%
9,653	AppLovin Corporation, Class A(a)	$5,786,779
19,380	Trade Desk, Inc. (The), Class A(a)	766,673
		6,553,452
	AEROSPACE & DEFENSE - 0.5%
4,903	ATI, Inc.(a)	494,222
1,256	Curtiss-Wright Corporation	708,748
3,792	FTAI Aviation Ltd.	656,926
26,482	Joby Aviation, Inc.(a)	382,135
4,262	Karman Holdings, Inc.(a)	285,682
3,400	Loar Holdings, Inc.(a)	232,730
12,216	StandardAero, Inc.(a)	319,082
		3,079,525
	APPAREL & TEXTILE PRODUCTS - 0.1%
6,373	Deckers Outdoor Corporation(a)	561,015

	ASSET MANAGEMENT - 0.4%
1,022	Affiliated Managers Group, Inc.	274,744
62,974	Blue Owl Capital, Inc.	944,611
2,307	Hamilton Lane, Inc., Class A	285,918
4,158	StepStone Group, Inc., Class A	262,619
3,811	Stifel Financial Corporation	464,942
		2,232,834
	AUTOMOTIVE - 0.1%
73,119	Aurora Innovation, Inc.(a)	306,369
8,137	BorgWarner, Inc.	350,379
		656,748
	BANKING - 1.2%
2,411	BOK Financial Corporation	271,527
6,858	Cadence Bank	273,223
11,513	Columbia Banking System, Inc.	319,140
2,454	Cullen/Frost Bankers, Inc.	303,609
5,300	East West Bancorp, Inc.	565,510
518	First Citizens BancShares, Inc., Class A	972,747
18,759	First Horizon Corporation	419,076

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 1.2% (Continued)
15,026	Old National Bancorp	$326,515
3,049	Pinnacle Financial Partners, Inc.	279,532
34,170	Regions Financial Corporation	869,627
3,904	SouthState Bank Corporation	349,447
5,456	Synovus Financial Corporation	262,979
2,954	UMB Financial Corporation	328,130
6,490	Webster Financial Corporation	386,804
4,284	Western Alliance Bancorp	349,275
2,613	Wintrust Financial Corporation	350,194
5,571	Zions Bancorp National Association	296,544
		6,923,879
	BEVERAGES - 0.2%
9,302	Celsius Holdings, Inc.(a)	380,824
3,370	Coca-Cola Consolidated, Inc.	549,141
15,395	Primo Brands Corporation	241,548
		1,171,513
	BIOTECH & PHARMA - 1.5%
7,310	Bridgebio Pharma, Inc.(a)	526,393
9,113	Exelixis, Inc.(a)	402,521
7,384	Incyte Corporation(a)	771,333
8,040	Insmed, Inc.(a)	1,670,470
5,780	Ionis Pharmaceuticals, Inc.(a)	478,179
2,222	Jazz Pharmaceuticals plc(a)	392,250
816	Madrigal Pharmaceuticals, Inc.(a)	487,136
3,762	Neurocrine Biosciences, Inc.(a)	572,426
6,157	REVOLUTION Medicines, Inc.(a)	478,768
2,434	Rhythm Pharmaceuticals, Inc.(a)	265,525
21,547	Roivant Sciences Ltd.(a)	448,393
21,928	Royalty Pharma plc, Class A	877,559
26,101	Summit Therapeutics, Inc.(a)	466,947
1,592	United Therapeutics Corporation(a)	773,712
		8,611,612
	CHEMICALS - 2.0%
4,496	Albemarle Corporation	584,435

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CHEMICALS - 2.0% (Continued)
9,177	Axalta Coating Systems Ltd.(a)	$276,503
5,668	CF Industries Holdings, Inc.	446,072
10,233	International Flavors & Fragrances, Inc.	710,988
17,494	Linde PLC	7,178,137
13,436	LyondellBasell Industries N.V., Class A	658,230
350	NewMarket Corporation	267,236
5,168	RPM International, Inc.	554,268
5,555	Westlake Corporation	371,130
		11,046,999
	COMMERCIAL SUPPORT SERVICES - 1.9%
30,571	ADT, Inc.	252,211
14,866	Cintas Corporation	2,765,373
2,046	Clean Harbors, Inc.(a)	465,588
11,619	Republic Services, Inc.	2,522,020
17,598	Rollins, Inc.	1,081,925
6,756	UL Solutions, Inc., Class A	616,215
14,918	Waste Management, Inc.	3,250,184
		10,953,516
	CONSTRUCTION MATERIALS - 1.3%
3,120	Advanced Drainage Systems, Inc.	475,426
1,902	Carlisle Companies, Inc.	604,969
23,471	CRH PLC	2,815,580
1,233	Eagle Materials, Inc.	275,847
2,238	Martin Marietta Materials, Inc.	1,394,811
1,810	Simpson Manufacturing Company, Inc.	302,958
4,924	Trex Company, Inc.(a)	172,242
4,790	Vulcan Materials Company	1,423,780
		7,465,613
	CONSUMER SERVICES - 0.1%
2,275	Bright Horizons Family Solutions, Inc.(a)	233,779
4,952	Service Corp International	393,338
1,806	Stride, Inc.(a)	114,735
		741,852

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CONTAINERS & PACKAGING - 0.4%
2,543	AptarGroup, Inc.	$317,239
4,198	Crown Holdings, Inc.	406,492
20,181	International Paper Company	796,746
3,312	Packaging Corporation of America	675,880
		2,196,357
	DATA CENTER REIT - 0.3%
12,122	Digital Realty Trust, Inc.	1,940,975

	DIVERSIFIED INDUSTRIALS - 1.5%
19,577	3M Company	3,368,223
5,446	Dover Corporation	1,009,035
4,740	Parker-Hannifin Corporation	4,084,458
		8,461,716
	E-COMMERCE DISCRETIONARY - 0.5%
15,833	Chewy, Inc., Class A(a)	550,513
66,671	Coupang, Inc.(a)	1,877,456
4,746	Wayfair, Inc., Class A(a)	525,857
		2,953,826
	ELECTRIC UTILITIES - 4.2%
9,633	Ameren Corporation	1,024,470
23,341	CenterPoint Energy, Inc.	933,173
10,720	CMS Energy Corporation	808,717
12,885	Consolidated Edison, Inc.	1,293,139
7,340	DTE Energy Company	1,005,800
14,124	Edison International	831,762
15,502	Entergy Corporation	1,511,755
7,957	Evergy, Inc.	617,861
12,219	Eversource Energy	820,872
20,360	FirstEnergy Corporation	971,579
1,888	IDACORP, Inc.	248,801
71,062	NextEra Energy, Inc.	6,131,940
6,553	NRG Energy, Inc.	1,110,668
7,037	OGE Energy Corporation	322,154
3,568	Oklo, Inc.(a)	326,044

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRIC UTILITIES - 4.2% (Continued)
4,352	Pinnacle West Capital Corporation	$395,423
17,843	Public Service Enterprise Group, Inc.	1,490,247
1,520	Talen Energy Corporation(a)	599,290
12,091	Vistra Corporation	2,162,596
11,197	WEC Energy Group, Inc.	1,254,848
		23,861,139
	ELECTRICAL EQUIPMENT - 3.9%
5,245	A O Smith Corporation	346,065
2,640	AAON, Inc.	246,787
1,115	Acuity, Inc.	408,558
8,654	AMETEK, Inc.	1,712,540
40,736	Amphenol Corporation, Class A	5,739,702
5,605	Bloom Energy Corporation, Class A(a)	612,290
3,016	BWX Technologies, Inc.	539,502
6,178	Cognex Corporation	235,382
9,920	GE Vernova, Inc.	5,949,719
2,391	Generac Holdings, Inc.(a)	362,547
2,011	Hubbell, Inc.	867,606
1,429	Lennox International, Inc.	712,885
1,898	Modine Manufacturing Company(a)	307,723
4,947	NEXTracker, Inc., Class A(a)	453,244
10,283	NuScale Power Corporation(a)	205,660
1,884	SPX Technologies, Inc.(a)	405,135
8,831	Trimble, Inc.(a)	719,020
11,561	Vertiv Holdings Company, Class A	2,077,859
		21,902,224
	ENGINEERING & CONSTRUCTION - 1.3%
1,142	Comfort Systems USA, Inc.	1,115,665
1,993	Construction Partners, Inc., Class A(a)	217,237
932	Dycom Industries, Inc.(a)	336,946
1,589	EMCOR Group, Inc.	977,346
5,839	Fluor Corporation(a)	250,668
677	IES Holdings, Inc.(a)	283,372
1,155	Installed Building Products, Inc.	309,563

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENGINEERING & CONSTRUCTION - 1.3% (Continued)
2,435	MasTec, Inc.(a)	$520,798
5,034	Quanta Services, Inc.	2,340,207
960	Sterling Infrastructure, Inc.(a)	330,538
10,456	Tetra Tech, Inc.	363,241
1,166	TopBuild Corporation(a)	527,615
		7,573,196
	ENTERTAINMENT CONTENT - 0.1%
33,338	Paramount Skydance Corporation, Class B	534,075

	FOOD - 1.1%
18,975	Conagra Brands, Inc.	338,704
5,132	Lamb Weston Holdings, Inc.	303,096
10,440	McCormick & Company, Inc.	704,491
48,408	Mondelez International, Inc., Class A	2,786,849
9,610	Pilgrim’s Pride Corporation	365,564
14,496	Smithfield Foods, Inc.	313,259
12,101	The Campbell’s Company	368,838
13,568	Tyson Foods, Inc., Class A	787,622
		5,968,423
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
2,903	Louisiana-Pacific Corporation	238,075

	GAS & WATER UTILITIES - 0.7%
7,591	American Water Works Company, Inc.	987,361
5,757	Atmos Energy Corporation	1,015,362
10,023	Essential Utilities, Inc.	396,811
3,118	National Fuel Gas Company	257,079
16,269	NiSource, Inc.	717,951
8,273	UGI Corporation	327,197
		3,701,761
	HEALTH CARE FACILITIES & SERVICES - 1.1%
554	Chemed Corporation	243,311
3,708	Encompass Health Corporation	430,944
3,974	Ensign Group, Inc. (The)	737,336

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.1% (Continued)
3,155	HealthEquity, Inc.(a)	$331,843
6,245	IQVIA Holdings, Inc.(a)	1,436,412
2,993	Labcorp Holdings, Inc.	804,459
999	Medpace Holdings, Inc.(a)	591,868
1,830	Molina Healthcare, Inc.(a)	271,316
3,106	Tenet Healthcare Corporation(a)	673,505
2,142	Universal Health Services, Inc., Class B	521,855
		6,042,849
	HEALTH CARE REIT - 1.5%
12,629	Alexandria Real Estate Equities, Inc.	677,798
6,502	American Healthcare REIT, Inc.	330,172
8,061	CareTrust REIT, Inc.	302,529
24,775	Healthpeak Properties, Inc.	452,392
11,254	Omega Healthcare Investors, Inc.	516,784
16,499	Ventas, Inc.	1,330,314
23,742	Welltower, Inc.	4,943,558
		8,553,547
	HOME & OFFICE PRODUCTS - 0.2%
5,871	SharkNinja, Inc.(a)	572,833
8,036	Somnigroup International, Inc.	735,455
		1,308,288
	HOME CONSTRUCTION - 1.3%
1,596	Armstrong World Industries, Inc.	302,825
12,049	DR Horton, Inc.	1,915,911
5,115	Fortune Brands Innovations, Inc.	264,087
10,873	Lennar Corporation, Class A	1,427,625
8,416	Masco Corporation	545,946
2,511	Mohawk Industries, Inc.(a)	291,025
111	NVR, Inc.(a)	833,309
7,840	PulteGroup, Inc.	997,170
3,997	Taylor Morrison Home Corporation(a)	250,572
3,838	Toll Brothers, Inc.	536,668
		7,365,138

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOTEL REIT - 0.1%
26,198	Host Hotels & Resorts, Inc.	$461,871

	HOUSEHOLD PRODUCTS - 0.3%
81,379	Kenvue, Inc.	1,411,926

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.3%
1,664	Chart Industries, Inc.(a)	339,373
3,970	Mueller Industries, Inc.	436,184
1,149	RBC Bearings, Inc.(a)	511,270
711	Valmont Industries, Inc.	293,622
		1,580,449
	INDUSTRIAL REIT - 1.1%
1,965	EastGroup Properties, Inc.	356,019
5,001	First Industrial Realty Trust, Inc.	286,257
8,856	Lineage, Inc.	317,222
35,158	Prologis, Inc.	4,518,858
9,221	Rexford Industrial Realty, Inc.	383,686
7,395	STAG Industrial, Inc.	290,476
		6,152,518
	INDUSTRIAL SUPPORT SERVICES - 1.1%
15,804	API Group Corporation(a)	625,206
1,437	Applied Industrial Technologies, Inc.	371,924
9,090	Core & Main, Inc., Class A(a)	439,411
42,062	Fastenal Company	1,699,305
1,971	SiteOne Landscape Supply, Inc.(a)	264,666
6,702	U-Haul Holding Company(a)	352,860
2,432	United Rentals, Inc.	1,982,518
1,539	Watsco, Inc.	533,110
		6,269,000
	INFRASTRUCTURE REIT - 0.4%
15,790	Crown Castle, Inc.	1,441,311
3,943	SBA Communications Corporation, Class A	766,007
		2,207,318

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
3,716	Cboe Global Markets, Inc.	$959,360
8,962	Coinbase Global, Inc., Class A(a)	2,445,013
1,390	Evercore, Inc., Class A	444,897
10,479	Galaxy Digital, Inc., Class A(a)	278,637
2,513	Houlihan Lokey, Inc.	440,780
56,304	Interactive Brokers Group, Inc., Class A	3,660,885
22,069	Intercontinental Exchange, Inc.	3,471,454
15,185	Jefferies Financial Group, Inc.	874,049
22,980	Nasdaq, Inc.	2,089,342
1,611	PJT Partners, Inc., Class A	270,664
4,732	SEI Investments Company	382,630
8,718	Tradeweb Markets, Inc., Class A	949,041
		16,266,752
	INSURANCE - 2.9%
18,994	Aflac, Inc.	2,095,229
2,928	American Financial Group, Inc.	403,244
12,518	Brown & Brown, Inc.	1,006,823
5,657	Cincinnati Financial Corporation	948,057
20,995	Corebridge Financial, Inc.	630,270
2,053	Erie Indemnity Company, Class A	606,641
2,965	Globe Life, Inc.	399,474
2,473	Jackson Financial, Inc., Class A	242,379
920	Kinsale Capital Group, Inc.	354,108
7,360	Loews Corporation	793,923
471	Markel Group, Inc.(a)	979,887
8,762	Old Republic International Corporation	403,928
1,187	Primerica, Inc.	305,439
21,813	Progressive Corporation (The)	4,990,597
2,475	Reinsurance Group of America, Inc.	469,928
9,421	Ryan Specialty Holdings, Inc.	547,077
13,360	W R Berkley Corporation	1,037,938
		16,214,942
	LEISURE FACILITIES & SERVICES - 0.6%
2,056	Brinker International, Inc.(a)	316,192

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE FACILITIES & SERVICES - 0.6% (Continued)
4,691	CAVA Group, Inc.(a)	$229,343
7,653	Dutch Bros, Inc.(a)	448,542
3,122	Planet Fitness, Inc., Class A(a)	349,570
2,491	Texas Roadhouse, Inc.	436,548
7,348	TKO Group Holdings, Inc.	1,424,704
1,237	Wingstop, Inc.	327,471
		3,532,370
	MACHINERY - 3.2%
2,872	AGCO Corporation	304,317
15,515	Caterpillar, Inc.	8,932,917
2,153	Crane Company	394,537
4,304	Donaldson Company, Inc.	386,930
2,305	ESAB Corporation	258,713
2,339	Federal Signal Corporation	266,646
5,046	Flowserve Corporation	360,032
9,788	Gates Industrial Corporation PLC(a)	222,775
6,226	Graco, Inc.	513,271
2,834	IDEX Corporation	492,918
14,395	Ingersoll Rand, Inc.	1,156,494
1,926	John Bean Technologies Corporation	270,661
2,119	Lincoln Electric Holdings, Inc.	507,352
2,017	Middleby Corporation (The)(a)	238,409
1,437	MSA Safety, Inc.	231,788
2,083	Nordson Corporation	495,046
2,513	Regal Rexnord Corporation	366,873
1,832	Snap-on, Inc.	622,972
5,979	Stanley Black & Decker, Inc.	427,618
3,895	Toro Company (The)	271,637
9,260	Veralto Corporation	937,297
1,258	Watts Water Technologies, Inc., Class A	347,057
6,067	Zurn Elkay Water Solutions Corporation	289,396
		18,295,656
	MEDICAL EQUIPMENT & DEVICES - 3.3%
2,960	Align Technology, Inc.(a)	435,682

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.3% (Continued)
20,155	Baxter International, Inc.	$377,705
1,012	Bio-Rad Laboratories, Inc., Class A(a)	328,758
11,876	Caris Life Sciences, Inc.(a)	303,194
16,980	DexCom, Inc.(a)	1,077,721
22,612	Edwards Lifesciences Corporation(a)	1,959,782
7,099	Exact Sciences Corporation(a)	719,058
17,742	GE HealthCare Technologies, Inc.	1,419,183
5,259	Globus Medical, Inc., Class A(a)	478,779
4,421	Guardant Health, Inc.(a)	479,325
8,147	Hologic, Inc.(a)	610,781
3,053	IDEXX Laboratories, Inc.(a)	2,298,542
2,959	Insulet Corporation(a)	968,155
2,022	Masimo Corporation(a)	287,993
818	Mettler-Toledo International, Inc.(a)	1,207,957
1,628	Penumbra, Inc.(a)	477,281
1,905	Repligen Corporation(a)	325,793
5,585	ResMed, Inc.	1,428,811
4,253	Revvity, Inc.	444,056
6,594	Solventum Corporation(a)	562,204
3,667	STERIS PLC	976,449
6,480	Tempus AI, Inc.(a)	504,986
2,567	West Pharmaceutical Services, Inc.	711,701
		18,383,896
	METALS & MINING - 2.0%
18,293	Coeur Mining, Inc.(a)	315,920
64,357	Freeport-McMoRan, Inc.	2,766,064
20,814	Hecla Mining Company	350,091
6,343	MP Materials Corporation(a)	392,949
36,812	Newmont Corporation	3,339,953
2,286	Royal Gold, Inc.	465,978
26,047	Southern Copper Corporation	3,510,616
		11,141,571
	MORTGAGE FINANCE - 0.3%
40,877	AGNC Investment Corporation	428,800

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MORTGAGE FINANCE - 0.3% (Continued)
26,190	Annaly Capital Management, Inc.	$597,132
21,633	New Residential Investment Corporation	248,563
14,486	Starwood Property Trust, Inc.	265,673
		1,540,168
	MULTI ASSET CLASS REIT - 0.1%
8,115	WP Carey, Inc.	546,708

	OFFICE REIT - 0.1%
6,024	BXP, Inc.	435,897
7,209	Vornado Realty Trust	265,435
		701,332
	OIL & GAS PRODUCERS - 7.4%
16,496	Antero Midstream Corporation	297,093
10,968	Antero Resources Corporation(a)	399,564
12,309	APA Corporation	307,356
8,147	Cheniere Energy, Inc.	1,698,324
28,758	Coterra Energy, Inc.	771,865
23,357	Devon Energy Corporation	865,610
10,359	Diamondback Energy, Inc.	1,580,680
3,478	DT Midstream, Inc.	422,438
21,384	EOG Resources, Inc.	2,306,264
21,507	EQT Corporation	1,308,916
7,847	Expand Energy Corporation	956,785
155,116	Exxon Mobil Corporation	17,981,046
9,879	Hess Midstream, L.P., Class A	332,725
6,832	HF Sinclair Corporation	361,481
77,336	Kinder Morgan, Inc.	2,112,820
5,832	Kinetik Holdings, Inc.	202,254
722	Murphy USA, Inc.	278,021
35,399	Occidental Petroleum Corporation	1,486,758
22,998	ONEOK, Inc.	1,674,714
9,827	Ovintiv, Inc.	402,514
32,182	Permian Resources Corporation	466,317
8,049	Range Resources Corporation	317,855

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS PRODUCERS - 7.4% (Continued)
7,679	Targa Resources Corporation	$1,346,205
832	Texas Pacific Land Corporation - REIT	719,089
10,703	Valero Energy Corporation	1,891,862
85,964	Venture Global, Inc., Class A	641,291
13,279	Viper Energy, Inc., Class A	485,082
		41,614,929
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
34,489	Baker Hughes Company	1,731,348
28,104	Halliburton Company	736,887
58,038	SLB Ltd.	2,103,297
		4,571,532
	RENEWABLE ENERGY - 0.2%
3,655	First Solar, Inc.(a)	997,523

	RESIDENTIAL REIT - 0.9%
14,452	American Homes 4 Rent, Class A	464,198
4,132	Camden Property Trust	439,397
7,331	Equity LifeStyle Properties, Inc.	460,900
14,596	Equity Residential	901,303
2,378	Essex Property Trust, Inc.	626,888
23,414	Invitation Homes, Inc.	660,275
4,509	Mid-America Apartment Communities, Inc.	612,728
4,681	Sun Communities, Inc.	603,100
12,801	UDR, Inc.	466,212
		5,235,001
	RETAIL - CONSUMER STAPLES - 0.6%
5,187	BJ’s Wholesale Club Holdings, Inc.(a)	462,836
1,273	Casey’s General Stores, Inc.	726,196
8,657	Dollar General Corporation	947,854
1,882	Five Below, Inc.(a)	310,323
2,250	Ollie’s Bargain Outlet Holdings, Inc.(a)	276,998
4,640	Sprouts Farmers Market, Inc.(a)	388,878
		3,113,085

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 4.8%
1,457	AutoNation, Inc.(a)	$307,850
618	AutoZone, Inc.(a)	2,443,776
5,049	Builders FirstSource, Inc.(a)	566,649
7,620	Carvana Company(a)	2,853,690
538	Dillard’s, Inc., Class A	360,492
1,529	FirstCash Holdings, Inc.	242,209
4,737	Floor & Decor Holdings, Inc., Class A(a)	301,368
14,154	GameStop Corporation, Class A(a)	318,890
15,670	Gap, Inc. (The)	424,187
5,214	Genuine Parts Company	679,906
38,527	Home Depot, Inc. (The)	13,751,056
1,031	Lithia Motors, Inc., Class A	328,724
31,292	O’Reilly Automotive, Inc.(a)	3,182,395
2,661	Penske Automotive Group, Inc.	430,337
20,775	Tractor Supply Company	1,138,055
		27,329,584
	RETAIL REIT - 0.7%
4,208	Agree Realty Corporation	316,526
11,499	Brixmor Property Group, Inc.	300,584
3,235	Federal Realty Investment Trust	319,392
7,118	NNN REIT, Inc.	294,329
7,014	Regency Centers Corporation	499,116
11,846	Simon Property Group, Inc.	2,207,147
		3,937,094
	SELF-STORAGE REIT - 0.6%
8,596	CubeSmart	320,029
8,261	Extra Space Storage, Inc.	1,100,117
6,671	Public Storage	1,831,456
		3,251,602
	SEMICONDUCTORS - 17.3%
6,910	Astera Labs, Inc.(a)	1,088,809
184,051	Broadcom, Inc.	74,165,192
5,277	Coherent Corp.(a)	866,800
5,046	Entegris, Inc.	389,248

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 17.3% (Continued)
4,175	KLA Corporation	$4,907,588
4,672	Lattice Semiconductor Corporation(a)	328,021
2,886	MACOM Technology Solutions Holdings, Inc.(a)	505,021
25,381	Marvell Technology, Inc.	2,269,062
20,599	Microchip Technology, Inc.	1,103,694
2,217	MKS, Inc.	346,717
1,691	Monolithic Power Systems, Inc.	1,569,535
15,267	ON Semiconductor Corporation(a)	767,014
3,482	Qorvo, Inc.(a)	299,069
38,804	QUALCOMM, Inc.	6,522,565
2,865	Rambus, Inc.(a)	273,808
3,389	Sandisk Corporation(a)	756,696
5,416	Skyworks Solutions, Inc.	357,185
5,172	Teradyne, Inc.	940,735
1,795	Universal Display Corporation	213,479
		97,670,238
	SOFTWARE - 7.2%
5,510	Akamai Technologies, Inc.(a)	493,255
44,633	American Bitcoin Corporation(a)	189,244
1,391	Appfolio, Inc., Class A(a)	317,537
13,087	Bentley Systems, Inc., Class B	549,131
1,596	CommVault Systems, Inc.(a)	197,106
13,300	Confluent, Inc., Class A(a)	295,925
13,215	Coreweave, Inc., Class A(a)	966,281
12,502	Datadog, Inc., Class A(a)	2,000,445
8,403	DocuSign, Inc.(a)	582,748
11,599	Dynatrace, Inc.(a)	516,851
4,364	Elastic N.V.(a)	307,793
27,359	Fortinet, Inc.(a)	2,219,636
3,573	Guidewire Software, Inc.(a)	771,697
7,765	IonQ, Inc.(a)	382,815
13,707	Klaviyo, Inc., Class A(a)	391,472
2,396	Manhattan Associates, Inc.(a)	422,774
3,160	MongoDB, Inc.(a)	1,050,289

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 7.2% (Continued)
10,018	Nutanix, Inc., Class A(a)	$478,860
75,827	Palantir Technologies, Inc., Class A(a)	12,773,057
2,319	Paycom Software, Inc.	373,753
5,459	Procore Technologies, Inc.(a)	404,294
28,434	QXO, Inc.(a)	532,569
4,221	Roper Technologies, Inc.	1,883,495
8,532	Rubrik, Inc., Class A(a)	591,438
18,883	SailPoint, Inc.(a)	347,825
23,945	Samsara, Inc., Class A(a)	910,628
3,990	ServiceTitan, Inc., Class A(a)	356,546
12,715	Snowflake, Inc., Class A(a)	3,194,516
9,091	SS&C Technologies Holdings, Inc.	781,281
10,856	Strategy, Inc., Class A(a)	1,923,466
1,743	Tyler Technologies, Inc.(a)	818,548
18,003	Unity Software, Inc.(a)	765,488
5,806	Veeva Systems, Inc., Class A(a)	1,395,124
6,887	Waystar Holding Corporation(a)	254,199
5,475	Zscaler, Inc.(a)	1,376,963
		40,817,049
	SPECIALTY FINANCE - 0.6%
4,153	Air Lease Corporation	265,501
5,544	BitMine Immersion Technologies, Inc.	183,617
7,529	Circle Internet Group, Inc.(a)	601,793
8,499	MGIC Investment Corporation	240,947
4,818	OneMain Holdings, Inc.	298,861
44,006	SoFi Technologies, Inc.(a)	1,307,858
4,803	Upstart Holdings, Inc.(a)	215,943
63,701	UWM Holdings Corporation	372,651
		3,487,171
	SPECIALTY REIT - 0.1%
3,956	Lamar Advertising Company, Class A	523,735

	STEEL - 0.7%
1,904	Carpenter Technology Corporation	606,500

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	STEEL - 0.7% (Continued)
4,260	Commercial Metals Company	$271,703
9,084	Nucor Corporation	1,448,807
2,081	Reliance, Inc.	581,265
5,304	Steel Dynamics, Inc.	890,170
		3,798,445
	TECHNOLOGY HARDWARE - 2.6%
45,176	Arista Networks, Inc.(a)	5,903,599
1,996	Arrow Electronics, Inc.(a)	215,588
4,289	Ciena Corporation(a)	875,857
6,670	Credo Technology Group Holding Ltd.(a)	1,184,592
3,617	Dolby Laboratories, Inc., Class A	243,967
13,521	Flex Ltd.(a)	799,226
834	InterDigital, Inc.	298,364
3,842	Jabil, Inc.	809,548
11,626	Pure Storage, Inc., Class A(a)	1,034,249
18,666	Super Micro Computer, Inc.(a)	631,844
1,997	Ubiquiti, Inc.	1,164,431
10,127	Western Digital Corporation	1,654,042
		14,815,307
	TECHNOLOGY SERVICES - 3.6%
14,359	Affirm Holdings, Inc., Class A(a)	1,018,771
4,292	Amdocs Ltd.	328,252
15,359	Automatic Data Processing, Inc.	3,921,152
23,746	Block, Inc.(a)	1,586,233
778	CACI International, Inc., Class A(a)	480,104
5,158	CDW Corporation	743,887
16,654	Chime Financial, Inc.(a)	351,899
2,829	Corpay, Inc.(a)	836,818
16,387	CoStar Group, Inc.(a)	1,127,426
2,249	EPAM Systems, Inc.(a)	420,563
4,556	Equifax, Inc.	967,558
6,018	ExlService Holdings, Inc.(a)	239,095
918	Fair Isaac Corporation(a)	1,657,751
6,862	Genpact Ltd.	302,340

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 3.6% (Continued)
2,946	Jack Henry & Associates, Inc.	$514,018
9,528	Kyndryl Holdings, Inc.(a)	246,108
1,483	MarketAxess Holdings, Inc.	243,049
2,926	MSCI, Inc.	1,649,445
14,310	Paychex, Inc.	1,598,284
3,753	Shift4 Payments, Inc., Class A(a)	276,896
24,324	Toast, Inc., Class A(a)	831,638
5,668	Verisk Analytics, Inc.	1,275,697
		20,616,984
	TELECOMMUNICATIONS - 0.1%
10,994	AST SpaceMobile, Inc.(a)	617,863

	TRANSPORTATION & LOGISTICS - 2.9%
4,198	CH Robinson Worldwide, Inc.	666,936
63,395	CSX Corporation	2,241,648
26,646	Delta Air Lines, Inc.	1,708,009
5,026	Expeditors International of Washington, Inc.	738,319
8,421	FedEx Corporation	2,321,502
3,851	JB Hunt Transport Services, Inc.	669,920
6,539	Knight-Swift Transportation Holdings, Inc.	299,486
7,672	Norfolk Southern Corporation	2,240,914
8,412	Old Dominion Freight Line, Inc.	1,138,059
1,502	Ryder System, Inc.	260,161
1,048	Saia, Inc.(a)	295,075
32,008	United Parcel Service, Inc., Class B	3,066,047
4,538	XPO, Inc.(a)	644,668
		16,290,744
	TRANSPORTATION EQUIPMENT - 0.6%
3,296	Allison Transmission Holdings, Inc.	292,223
19,597	PACCAR, Inc.	2,065,916
6,003	Westinghouse Air Brake Technologies Corporation	1,251,926
		3,610,065
	WHOLESALE - CONSUMER STAPLES - 0.4%
18,710	Archer-Daniels-Midland Company	1,136,445

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares				Fair Value
	COMMON STOCKS — 99.7% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.4% (Continued)
7,733	Bunge Global S.A.			$742,909
5,850	Performance Food Group Company(a)			567,860
				2,447,214
	WHOLESALE - DISCRETIONARY - 0.3%
39,134	Copart, Inc.(a)			1,525,444
1,502	Pool Corporation			365,887
				1,891,331

	TOTAL COMMON STOCKS (Cost $499,546,495)			563,943,120

		Expiration Date	Exercise Price
	WARRANT — 0.0%(b)
	RETAIL - DISCRETIONARY - 0.0% (b)
1,272	GameStop Corporation (Cost $0) (a)	11/02/2026	$32.00	4,248

	TOTAL INVESTMENTS - 99.7% (Cost $499,546,495)			$563,947,368
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			1,764,311
	NET ASSETS - 100.0%			$565,711,679

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$110,774,986	$218,218,355	$446,947,773	$309,559,340
At value (includes securities on loan with a market value of $513,056, $2,131,966, $10,949,534, $0)	$126,771,856	$227,260,503	$454,556,035	$360,831,826
Cash	219,014	1,408,851	3,918,777	660,516
Foreign currencies (Cost $74,156, $0, $0 and $0, respectively)	74,303	—	—	—
Reclaims receivable	409,204	—	—	2,037
Dividends and interest receivable	123,330	219,826	4,903,649	213,703
Prepaid expenses	—	4,731	10,360	19,464
TOTAL ASSETS	127,597,707	228,893,911	463,388,821	361,727,546

LIABILITIES
Securities lending collateral payable	533,842	2,179,984	11,279,708	—
Payable for investments purchased	—	—	2,403,855	—
Custody fees payable	63,457	54,402	22,964	32,108
Investment advisory fees payable	32,190	52,992	108,877	81,781
Payable to related parties	5,732	7,883	17,688	13,360
Accrued expenses and other liabilities	28,906	24,149	25,812	21,021
TOTAL LIABILITIES	664,127	2,319,410	13,858,904	148,270
NET ASSETS	$126,933,580	$226,574,501	$449,529,917	$361,579,276

Net Assets Consist Of:
Paid in capital	$112,540,466	$226,003,027	$461,189,145	$362,374,770
Accumulated earnings (deficit)	14,393,114	571,474	(11,659,228)	(795,494)
NET ASSETS	$126,933,580	$226,574,501	$449,529,917	$361,579,276

Net Asset Value Per Share:
Net Assets	$126,933,580	$226,574,501	$449,529,917	$361,579,276
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,950,000	5,900,000	18,600,000	7,950,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$43.03	$38.40	$24.17	$45.48

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
November 30, 2025

	Inspire International	Inspire Capital	Inspire	Inspire Fidelis Multi
	ETF	Appreciation ETF	Growth ETF	Factor ETF	Inspire 500 ETF
ASSETS
Investment securities:
At cost	$354,721,544	$87,465,141	$96,024,070	$107,852,348	$499,546,495
At value (includes securities on loan with a market value of $1,551,039, $0, $0, $0, $0)	$411,863,070	$89,675,223	$119,438,280	$118,383,701	$563,947,368
Cash	2,570,471	66,016	136,665	251,119	1,240,295
Foreign currencies (Cost $424,047, $0, $0, $0 and $0, respectively)	425,206	—	—	—	—
Receivable for fund shares sold	—	—	1,825,188	—	—
Reclaims receivable	1,641,842	11,126	—	13,019	—
Dividends and interest receivable	425,160	52,424	41,278	115,002	566,930
Prepaid expenses	5,485	1,609	2,789	—	—
TOTAL ASSETS	416,931,234	89,806,398	121,444,200	118,762,841	565,754,593

LIABILITIES
Securities lending collateral payable	1,652,323	—	—	—	—
Payable for investments purchased	—	—	1,824,399	—	—
Investment advisory fees payable	150,745	37,056	37,773	40,903	42,914
Custody fees payable	97,973	14,875	12,268	24,742	—
Payable to related parties	5,641	4,541	6,878	3,181	—
Accrued expenses and other liabilities	25,911	25,874	18,226	19,076	—
TOTAL LIABILITIES	1,932,593	82,346	1,899,544	87,902	42,914
NET ASSETS	$414,998,641	$89,724,052	$119,544,656	$118,674,939	$565,711,679

Net Assets Consist Of:
Paid in capital	$368,223,985	$94,978,307	$106,703,220	$114,580,799	$505,445,654
Accumulated earnings (deficit)	46,774,656	(5,254,255)	12,841,436	4,094,140	60,266,025
NET ASSETS	$414,998,641	$89,724,052	$119,544,656	$118,674,939	$565,711,679

Net Asset Value Per Share:
Net Assets	$414,998,641	$89,724,052	$119,544,656	$118,674,939	$565,711,679
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,600,000	3,050,000	3,275,000	3,300,000	2,225,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$35.78	$29.42	$36.50	$35.96	$254.25

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2025

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$3,064,146	$3,405,706	$—	$4,593,389
Interest	18,309	40,297	18,240,597	18,555
Securities lending income	7,661	69,284	1,999	893
Less: Foreign withholding taxes	(348,652)	(38,426)	—	—
TOTAL INVESTMENT INCOME	2,741,464	3,476,861	18,242,596	4,612,837

EXPENSES
Investment advisory fees	356,988	593,852	1,165,525	969,749
Custodian fees	137,946	78,230	25,876	36,749
Administrative services	119,999	128,971	241,744	179,337
Audit fees	23,677	18,048	18,045	17,142
Trustees fees and expenses	15,212	15,201	15,220	15,182
Transfer agent fees	14,971	15,711	15,244	11,185
Legal fees	13,180	14,296	17,599	15,779
Printing and postage expenses	12,346	26,235	29,707	33,222
Professional fees	10,826	16,674	23,799	20,330
Insurance expense	4,190	3,989	5,683	6,181
Other Expenses	5,903	9,615	18,915	9,583
TOTAL EXPENSES	715,238	920,822	1,577,357	1,314,439
Less: Fees waived by the Adviser	—	—	—	(182,987)
NET EXPENSES	715,238	920,822	1,577,357	1,131,452

NET INVESTMENT INCOME	2,026,226	2,556,039	16,665,239	3,481,385

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	10,629,065	11,117,976	341,138	29,293,025
Investments	(958,762)	(275,387)	(357,054)	(2,058,938)
Foreign currency transactions	(1,618)	—	—	(30)
	9,668,685	10,842,589	(15,916)	27,234,057
Net change in unrealized appreciation (depreciation) on:
Investments	2,012,418	(21,212,994)	7,186,190	(4,460,451)
Foreign currency translations	33,768	—	—	—
	2,046,186	(21,212,994)	7,186,190	(4,460,451)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	11,714,871	(10,370,405)	7,170,274	22,773,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,741,097	$(7,814,366)	$23,835,513	$26,254,991

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended November 30, 2025

	Inspire International	Inspire Capital	Inspire	Inspire Fidelis Multi
	ETF	Appreciation ETF	Growth ETF	Factor ETF	Inspire 500 ETF
INVESTMENT INCOME
Dividends	$11,410,338	$1,660,225	$880,415	$1,334,643	$5,462,105
Interest	30,687	12,349	4,012	—	—
Securities lending income	59,700	230	159	2,724	—
Reclaim income	690,316	—	—	—	—
Less: Foreign withholding taxes	(2,254,521)	(10,163)	(573)	(17,990)	(169)
TOTAL INVESTMENT INCOME	9,936,520	1,662,641	884,013	1,319,377	5,461,936

EXPENSES
Investment advisory fees	1,548,244	427,187	529,372	403,832	329,043
Administrative services	215,458	75,701	67,793	76,259	—
Custodian fees	200,272	18,048	13,730	25,603	—
Printing and postage expenses	33,628	3,410	13,715	8,657	—
Professional fees	22,094	10,855	8,706	11,405	—
Audit fees	18,124	18,065	17,811	17,794	—
Legal fees	15,853	12,021	13,433	12,003	—
Trustees fees and expenses	15,197	15,095	15,080	15,119	—
Transfer agent fees	14,859	13,311	10,465	10,608	—
Insurance expense	4,785	3,292	2,694	2,993	—
Other Expenses	15,416	12,300	13,826	10,184	—
TOTAL EXPENSES	2,103,930	609,285	706,625	594,457	329,043
Less: Fees waived by the Adviser	—	—	(54,103)	—	—
NET EXPENSES	2,103,930	609,285	652,522	594,457	329,043

NET INVESTMENT INCOME	7,832,590	1,053,356	231,491	724,920	5,132,893

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	21,038,543	10,006,669	4,532,922	19,657,777	22,641,576
Investments	(421,764)	935,562	(5,434,313)	(6,608,804)	(4,750,326)
Foreign currency transactions	(21,397)	(89)	(17)	66	820
	20,595,382	10,942,142	(901,408)	13,049,039	17,892,070
Net change in unrealized appreciation (depreciation) on:
Investments	38,615,481	(8,034,369)	10,257,281	(1,225,180)	38,870,326
Foreign currency translations	96,928	16	62	39	—
	38,712,409	(8,034,353)	10,257,343	(1,225,141)	38,870,326

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	59,307,791	2,907,789	9,355,935	11,823,898	56,762,396

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,140,381	$3,961,145	$9,587,426	$12,548,818	$61,895,289

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$2,026,226	$2,199,441
Net realized gain on in-kind redemptions, investments and foreign currency transactions	9,668,685	26,944,794
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,046,186	(1,775,682)
Net increase in net assets resulting from operations	13,741,097	27,368,553

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,046,360)	(2,698,930)
Net decrease in net assets resulting from distributions to shareholders	(2,046,360)	(2,698,930)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	39,556,120	—
Cost of shares redeemed	(34,021,369)	(81,741,323)
Net increase (decrease) in net assets resulting from shares of beneficial interest	5,534,751	(81,741,323)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,229,488	(57,071,700)

NET ASSETS
Beginning of Year	109,704,092	166,775,792
End of Year	$126,933,580	$109,704,092

SHARE ACTIVITY
Shares Sold	1,000,000	—
Shares Redeemed	(850,000)	(2,200,000)
Net increase (decrease) in shares of beneficial interest outstanding	150,000	(2,200,000)

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$2,556,039	$2,307,550
Net realized gain on in-kind redemptions and investments	10,842,589	19,175,485
Net change in unrealized appreciation (depreciation) on investments	(21,212,994)	30,220,362
Net increase (decrease) in net assets resulting from operations	(7,814,366)	51,703,397

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,406,290)	(2,458,940)
Net decrease in net assets resulting from distributions to shareholders	(2,406,290)	(2,458,940)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	67,455,148	63,933,739
Cost of shares redeemed	(43,522,560)	(69,346,878)
Net increase (decrease) in net assets resulting from shares of beneficial interest	23,932,588	(5,413,139)

TOTAL INCREASE IN NET ASSETS	13,711,932	43,831,318

NET ASSETS
Beginning of Year	212,862,569	169,031,251
End of Year	$226,574,501	$212,862,569

SHARE ACTIVITY
Shares Sold	1,850,000	1,750,000
Shares Redeemed	(1,200,000)	(1,950,000)
Net increase (decrease) in shares of beneficial interest outstanding	650,000	(200,000)

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$16,665,239	$12,267,879
Net realized gain (loss) on in-kind redemptions and investments	(15,916)	694,305
Net change in unrealized appreciation on investments	7,186,190	8,382,659
Net increase in net assets resulting from operations	23,835,513	21,344,843

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(16,493,690)	(12,185,950)
Net decrease in net assets resulting from distributions to shareholders	(16,493,690)	(12,185,950)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	138,019,765	166,835,228
Cost of shares redeemed	(28,381,535)	(76,104,963)
Net increase in net assets resulting from shares of beneficial interest	109,638,230	90,730,265

TOTAL INCREASE IN NET ASSETS	116,980,053	99,889,158

NET ASSETS
Beginning of Year	332,549,864	232,660,706
End of Year	$449,529,917	$332,549,864

SHARE ACTIVITY
Shares Sold	5,800,000	7,100,000
Shares Redeemed	(1,200,000)	(3,200,000)
Net increase in shares of beneficial interest outstanding	4,600,000	3,900,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$3,481,385	$3,340,395
Net realized gain on in-kind redemptions, investments and foreign currency transactions	27,234,057	34,078,726
Net change in unrealized appreciation (depreciation) on investments	(4,460,451)	53,538,833
Net increase in net assets resulting from operations	26,254,991	90,957,954

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(3,411,235)	(3,597,375)
Net decrease in net assets resulting from distributions to shareholders	(3,411,235)	(3,597,375)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	94,543,194	116,829,272
Cost of shares redeemed	(109,249,884)	(159,284,769)
Net decrease in net assets resulting from shares of beneficial interest	(14,706,690)	(42,455,497)

TOTAL INCREASE IN NET ASSETS	8,137,066	44,905,082

NET ASSETS
Beginning of Year	353,442,210	308,537,128
End of Year	$361,579,276	$353,442,210

SHARE ACTIVITY
Shares Sold	2,300,000	3,100,000
Shares Redeemed	(2,700,000)	(4,200,000)
Net decrease in shares of beneficial interest outstanding	(400,000)	(1,100,000)

See accompanying notes to financial statements.

Inspire International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$7,832,590	$6,705,509
Net realized gain on in-kind redemptions, investments and foreign currency transactions	20,595,382	13,342,843
Net change in unrealized appreciation on investments and foreign currency translations	38,712,409	5,297,249
Net increase in net assets resulting from operations	67,140,381	25,345,601

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(9,143,905)	(7,509,030)
Net decrease in net assets resulting from distributions to shareholders	(9,143,905)	(7,509,030)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	121,684,074	76,917,626
Cost of shares redeemed	(66,766,457)	(20,358,989)
Net increase in net assets resulting from shares of beneficial interest	54,917,617	56,558,637

TOTAL INCREASE IN NET ASSETS	112,914,093	74,395,208

NET ASSETS
Beginning of Year	302,084,548	227,689,340
End of Year	$414,998,641	$302,084,548

SHARE ACTIVITY
Shares Sold	3,600,000	2,550,000
Shares Redeemed	(2,050,000)	(700,000)
Net increase in shares of beneficial interest outstanding	1,550,000	1,850,000

See accompanying notes to financial statements.

Inspire Capital Appreciation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$1,053,356	$1,233,496
Net realized gain on in-kind redemptions, investments and foreign currency transactions	10,942,142	8,548,754
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(8,034,353)	7,521,681
Net increase in net assets resulting from operations	3,961,145	17,303,931

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,093,312)	(1,260,097)
Net decrease in net assets resulting from distributions to shareholders	(1,093,312)	(1,260,097)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	34,863,885	6,454,888
Cost of shares redeemed	(43,608,226)	(10,328,616)
Net decrease in net assets resulting from shares of beneficial interest	(8,744,341)	(3,873,728)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,876,508)	12,170,106

NET ASSETS
Beginning of Year	95,600,560	83,430,454
End of Year	$89,724,052	$95,600,560

SHARE ACTIVITY
Shares Sold	1,275,000	250,000
Shares Redeemed	(1,600,000)	(400,000)
Net decrease in shares of beneficial interest outstanding	(325,000)	(150,000)

See accompanying notes to financial statements.

Inspire Growth ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$231,491	$391,363
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	(901,408)	2,929,323
Net change in unrealized appreciation on investments and foreign currency translations	10,257,343	12,066,443
Net increase in net assets resulting from operations	9,587,426	15,387,129

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(300,102)	(497,272)
Net decrease in net assets resulting from distributions to shareholders	(300,102)	(497,272)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	52,073,394	27,151,965
Cost of shares redeemed	(16,319,619)	(12,633,966)
Net increase in net assets resulting from shares of beneficial interest	35,753,775	14,517,999

TOTAL INCREASE IN NET ASSETS	45,041,099	29,407,856

NET ASSETS
Beginning of Year	74,503,557	45,095,701
End of Year	$119,544,656	$74,503,557

SHARE ACTIVITY
Shares Sold	1,500,000	925,000
Shares Redeemed	(500,000)	(425,000)
Net increase in shares of beneficial interest outstanding	1,000,000	500,000

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$724,920	$766,170
Net realized gain on in-kind redemptions, investments and foreign currency transactions	13,049,039	12,042,085
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,225,141)	6,852,844
Net increase in net assets resulting from operations	12,548,818	19,661,099

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(5,892,098)	(954,623)
Net decrease in net assets resulting from distributions to shareholders	(5,892,098)	(954,623)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	109,760,380	45,394,608
Cost of shares redeemed	(92,389,091)	(40,032,935)
Net increase in net assets resulting from shares of beneficial interest	17,371,289	5,361,673

TOTAL INCREASE IN NET ASSETS	24,028,009	24,068,149

NET ASSETS
Beginning of Year	94,646,930	70,578,781
End of Year	$118,674,939	$94,646,930

SHARE ACTIVITY
Shares Sold	3,425,000	1,475,000
Shares Redeemed	(2,900,000)	(1,300,000)
Net increase in shares of beneficial interest outstanding	525,000	175,000

See accompanying notes to financial statements.

Inspire 500 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30, 2025	November 30, 2024 *
FROM OPERATIONS
Net investment income	$5,132,893	$1,527,948
Net realized gain (loss) on in-kind redemptions and investments	17,892,070	(151,924)
Net change in unrealized appreciation on investments	38,870,326	25,530,547
Net increase in net assets resulting from operations	61,895,289	26,906,571

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(4,691,580)	(1,049,460)
Net decrease in net assets resulting from distributions to shareholders	(4,691,580)	(1,049,460)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	312,063,561	249,123,235
Cost of shares redeemed	(68,732,380)	(9,803,557)
Net increase in net assets resulting from shares of beneficial interest	243,331,181	239,319,678

TOTAL INCREASE IN NET ASSETS	300,534,890	265,176,789

NET ASSETS
Beginning of Period	265,176,789	—
End of Period	$565,711,679	$265,176,789

SHARE ACTIVITY
Shares Sold	1,350,000	1,225,000
Shares Redeemed	(300,000)	(50,000)
Net increase in shares of beneficial interest outstanding	1,050,000	1,175,000

*	The Inspire 500 ETF commenced operations on March 25, 2024.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022		November 30, 2021
Net asset value, beginning of year	$39.18	$33.36	$32.21	$38.68		$32.12
Activity from investment operations:
Net investment income (1)	0.67	0.61	0.61	0.57		0.78
Net realized and unrealized gain (loss) on investments	3.88	5.96	1.11	(3.62)		6.46
Total from investment operations	4.55	6.57	1.72	(3.05)		7.24
Less distributions from:
Net investment income	(0.70)	(0.75)	(0.57)	(0.52)		(0.68)
Net realized gains	—	—	—	(2.90)		—
Total distributions	(0.70)	(0.75)	(0.57)	(3.42)		(0.68)
Net asset value, end of year	$43.03	$39.18	$33.36	$32.21		$38.68
Total return (3)	11.77%	19.83%	5.43%	(8.59)%		22.63%
Net assets, at end of year (000s)	$126,934	$109,704	$166,776	$136,910		$137,329
Ratio of gross expenses to average net assets	0.60%	0.58%	0.56%	0.61	% (5)	0.49%
Ratio of net expenses to average net assets	0.60%	0.58%	0.56%	0.61	% (4)	0.49%
Ratio of net investment income to average net assets	1.70%	1.67%	1.87%	1.74%		2.08%
Portfolio Turnover Rate (2)	29%	41%	41%	51%		94%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of net expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(5)	Represents the ratio of gross expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years.

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$40.55	$31.01	$31.67	$36.13	$27.74
Activity from investment operations:
Net investment income (1)	0.47	0.45	0.40	0.38	0.38
Net realized and unrealized gain (loss) on investments	(2.18)	9.57	(0.72)	(1.46)	8.32
Total from investment operations	(1.71)	10.02	(0.32)	(1.08)	8.70
Less distributions from:
Net investment income	(0.44)	(0.48)	(0.34)	(0.32)	(0.31)
Net realized gains	—	—	—	(3.00)	—
Return of capital	—	—	—	(0.06)	—
Total distributions	(0.44)	(0.48)	(0.34)	(3.38)	(0.31)
Net asset value, end of year	$38.40	$40.55	$31.01	$31.67	$36.13
Total return (3)	(4.16)%	32.53%	(0.98)%	(3.34)%	31.44%
Net assets, at end of year (000s)	$226,575	$212,863	$169,031	$125,113	$124,658
Ratio of gross expenses to average net assets	0.47%	0.49%	0.53%	0.54%	0.48	% (5)
Ratio of net expenses to average net assets	0.47%	0.49%	0.53%	0.54%	0.52	% (4)
Ratio of net investment income to average net assets	1.29%	1.25%	1.30%	1.21%	1.08%
Portfolio Turnover Rate (2)	47%	46%	44%	43%	168%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of net expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(5)	Represents the ratio of gross expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years.

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$23.75	$23.04	$22.99	$25.89	$26.48
Activity from investment operations:
Net investment income (1)	1.03	0.98	0.79	0.37	0.27
Net realized and unrealized gain (loss) on investments	0.40	0.71	0.03 (4)	(2.85)	(0.57)
Total from investment operations	1.43	1.69	0.82	(2.48)	(0.30)
Less distributions from:
Net investment income	(1.01)	(0.98)	(0.77)	(0.35)	(0.29)
Net realized gains	—	—	—	(0.07)	—
Total distributions	(1.01)	(0.98)	(0.77)	(0.42)	(0.29)
Net asset value, end of year	$24.17	$23.75	$23.04	$22.99	$25.89
Total return (3)	6.16%	7.44%	3.62%	(9.64)%	(1.15)%
Net assets, at end of year (000s)	$449,530	$332,550	$232,661	$223,013	$238,225
Ratio of gross expenses to average net assets	0.41%	0.43%	0.44%	0.45%	0.44%
Ratio of net expenses to average net assets	0.41%	0.43%	0.44%	0.45%	0.44%
Ratio of net investment income to average net assets	4.29%	4.17%	3.43%	1.56%	1.04%
Portfolio Turnover Rate (2)	28%	26%	45%	47%	126%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$42.33	$32.65	$31.72	$44.17	$35.98
Activity from investment operations:
Net investment income (1)	0.44	0.38	0.34	0.35	0.43
Net realized and unrealized gain (loss) on investments	3.15	9.70	0.89	(5.81)	8.39
Total from investment operations	3.59	10.08	1.23	(5.46)	8.82
Less distributions from:
Net investment income	(0.44)	(0.40)	(0.30)	(0.33)	(0.43)
Net realized gains	—	—	—	(6.66)	(0.20)
Total distributions	(0.44)	(0.40)	(0.30)	(6.99)	(0.63)
Net asset value, end of year	$45.48	$42.33	$32.65	$31.72	$44.17
Total return (3)	8.59%	31.02%	3.91%	(14.69)%	24.79%
Net assets, at end of year (000s)	$361,579	$353,442	$308,537	$277,538	$295,962
Ratio of gross expenses to average net assets (4)	0.41%	0.41%	0.43%	0.45%	0.42%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.08%	0.99%	1.06%	1.05%	1.04%
Portfolio Turnover Rate (2)	19%	26%	33%	28%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of gross expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Inspire International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$30.06	$27.77	$26.32	$33.64	$29.40
Activity from investment operations:
Net investment income (1)	0.75	0.72	0.70	0.61	0.81
Net realized and unrealized gain (loss) on investments	5.83	2.38	1.38	(3.36)	4.22
Total from investment operations	6.58	3.10	2.08	(2.75)	5.03
Less distributions from:
Net investment income	(0.86)	(0.81)	(0.63)	(0.60)	(0.79)
Net realized gains	—	—	—	(3.97)	—
Total distributions	(0.86)	(0.81)	(0.63)	(4.57)	(0.79)
Net asset value, end of year	$35.78	$30.06	$27.77	$26.32	$33.64
Total return (3)	22.18%	11.20%	8.01%	(9.32)%	17.11%
Net assets, at end of year (000s)	$414,999	$302,085	$227,689	$140,829	$111,009
Ratio of net expenses to average net assets	0.61%	0.66%	0.73%	0.80%	0.69%
Ratio of net investment income to average net assets	2.27%	2.40%	2.55%	2.29%	2.38%
Portfolio Turnover Rate (2)	23%	34%	37%	61%	106%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Capital Appreciation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$28.33	$23.67	$23.37	$30.09	$26.26
Activity from investment operations:
Net investment income (1)	0.34	0.36	0.57	0.21	0.20
Net realized and unrealized gain (loss) on investments	1.09	4.66	0.34	(4.22)	4.93
Total from investment operations	1.43	5.02	0.91	(4.01)	5.13
Less distributions from:
Net investment income	(0.34)	(0.36)	(0.61)	(0.11)	(0.25)
Net realized gains	—	—	—	(2.60)	(1.05)
Total distributions	(0.34)	(0.36)	(0.61)	(2.71)	(1.30)
Net asset value, end of year	$29.42	$28.33	$23.67	$23.37	$30.09
Total return (3)	5.12%	21.38%	4.03%	(14.63)%	20.49%
Net assets, at end of year (000s)	$89,724	$95,601	$83,430	$105,734	$109,824
Ratio of net expenses to average net assets	0.71%	0.71%	0.71%	0.69%	0.69%
Ratio of net investment income to average net assets	1.23%	1.38%	2.46%	0.84%	0.70%
Portfolio Turnover Rate (2)	288%	52%	314%	469%	114%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Growth ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021 (1)
Net asset value, beginning of period	$32.75	$25.41	$24.05	$29.30	$25.00
Activity from investment operations:
Net investment income (2)	0.09	0.19	0.27	0.28	0.08
Net realized and unrealized gain (loss) on investments	3.78	7.40	1.33	(4.21)	4.26
Total from investment operations	3.87	7.59	1.60	(3.93)	4.34
Less distributions from:
Net investment income	(0.12)	(0.25)	(0.24)	(0.24)	(0.04)
Net realized gains	—	—	—	(1.08)	—
Total distributions	(0.12)	(0.25)	(0.24)	(1.32)	(0.04)
Net asset value, end of period	$36.50	$32.75	$25.41	$24.05	$29.30
Total return (4)	11.90%	30.00%	6.72%	(13.89)%	17.35	% (6)
Net assets, at end of period (000s)	$119,545	$74,504	$45,096	$40,282	$43,944
Ratio of gross expenses to average net assets (5)	0.87%	0.96%	1.03%	1.28%	1.02%
Ratio of net expenses to average net assets (5)	0.80%	0.80%	0.80%	0.95%	1.02%
Ratio of net investment income to average net assets (5)	0.28%	0.64%	1.11%	1.18%	0.27%
Portfolio Turnover Rate (3)	26%	82%	11%	95%	270	% (6)

(1)	The Inspire Growth ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022 (1)
Net asset value, beginning of period	$34.11	$27.15	$26.06	$25.00
Activity from investment operations:
Net investment income (2)	0.26	0.28	0.30	0.03
Net realized and unrealized gain on investments	3.71	7.03	1.01	1.05
Total from investment operations	3.97	7.31	1.31	1.08
Less distributions from:
Net investment income	(0.22)	(0.35)	(0.22)	(0.02)
Net realized gains	(1.90)	—	—	—
Total distributions	(2.12)	(0.35)	(0.22)	(0.02)
Net asset value, end of period	$35.96	$34.11	$27.15	$26.06
Total return (4)	12.65%	27.12%	5.09%	4.33	% (6)
Net assets, at end of period (000s)	$118,675	$94,647	$70,579	$46,915
Ratio of net expenses to average net assets (5)	0.66%	0.69%	0.76%	1.09%
Ratio of net investment income to average net assets (5)	0.81%	0.92%	1.13%	0.48%
Portfolio Turnover Rate (3)	233%	232%	235%	61	% (6)

(1)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Period Ended
	November 30, 2025	November 30, 2024 (1)
Net asset value, beginning of period	$225.68	$200.00
Activity from investment operations:
Net investment income (2)	3.23	1.96
Net realized and unrealized gain on investments	28.40	24.95
Total from investment operations	31.63	26.91
Less distributions from:
Net investment income	(3.06)	(1.23)
Total distributions	(3.06)	(1.23)
Net asset value, end of period	$254.25	$225.68
Total return (4)	14.20%	13.52% (6)
Net assets, at end of period (000s)	$565,712	$265,177
Ratio of net expenses to average net assets (5)	0.09%	0.09%
Ratio of net investment income to average net assets (5)	1.40%	1.38%
Portfolio Turnover Rate (3)	30%	9	% (6)

(1)	The Inspire 500 ETF commenced operations on March 25, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation and Redemptions Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap ETF (“ISMD”), Inspire Corporate Bond ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ETF (“WWJD”), Inspire Capital Appreciation ETF (“RISN”) formerly known as “Inspire Tactical Balanced ETF”, Inspire Growth ETF (“GLRY”) formerly known as “Inspire Momentum ETF”, Inspire Fidelis Multi Factor ETF (“FDLS”), and Inspire 500 ETF (“PTL”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire International Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the U.S. large cap stock market over the long term. GLRY’s investment objective seeks to outperform the results, before fees and expenses, of the broader U.S. stock market when momentum is in favor. FDLS’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the WI Fidelis Multi-Cap, Multi-Factor Index. PTL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 500 Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY commenced operations on December 7, 2020. FDLS commenced operations on August 23, 2022. PTL commenced operations on March 25, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Funds’ portfolio managers and the Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NO. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller -sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the Funds’ adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$125,788,260	$—	$—		$125,788,260
Collateral For Securities Loaned	533,842	—	—		533,842
Preferred Stock	449,754	—	—		449,754
Right	—	—	—	^	—
Total	$126,771,856	$—	$—		$126,771,856

ISMD
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$225,080,519	$—	$—		$225,080,519
Collateral For Securities Loaned	2,179,984	—	—		2,179,984
Rights	—	—	—	^	—
Total	$227,260,503	$—	$—		$227,260,503

IBD
Assets *	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$443,276,327	$—		$443,276,327
Collateral For Securities Loaned	11,279,708	—	—		11,279,708
Total	$11,279,708	$443,276,327	$—		$454,556,035

BIBL
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$360,831,826	$—	$—		$360,831,826
Total	$360,831,826	$—	$—		$360,831,826

WWJD
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$407,367,123	$—	$—		$407,367,123
Collateral For Securities Loaned	1,652,323	—	—		1,652,323
Preferred Stock	2,843,624	—	—		2,843,624
Total	$411,863,070	$—	$—		$411,863,070

RISN
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$72,191,845	$—	$—		$72,191,845
Exchange Traded Fund	17,483,378	—	—		17,483,378
Total	$89,675,223	$—	$—		$89,675,223

GLRY
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$119,438,280	$—	$—		$119,438,280
Total	$119,438,280	$—	$—		$119,438,280

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

FDLS
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$118,383,701	$—	$—	$118,383,701
Total	$118,383,701	$—	$—	$118,383,701

PTL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$563,943,120	$—	$—	$563,943,120
Warrant	—	4,248	—	4,248
Total	$563,943,120	$4,248	$—	$563,947,368

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

BLES and ISMD held Level 3 securities at the end of the year. The securities classified as Level 3 for BLES and ISMD are deemed immaterial.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, RISN, GLRY, FDLS, PTL and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2022 - November 30, 2024 or expected to be taken in the Funds’ November 30, 2025, year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$36,198,490	$34,416,179
ISMD	$95,025,308	$93,972,094
IBD	$127,033,620	$107,550,449
BIBL	$64,326,727	$63,838,917
WWJD	$88,569,194	$80,206,152
RISN	$249,984,574	$246,675,985
GLRY	$21,915,189	$21,863,657
FDLS	$214,501,064	$212,830,914
PTL	$113,803,922	$111,204,502

For the year ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$36,592,433	$32,755,387
ISMD	$66,854,351	$43,229,911
IBD	$113,361,613	$28,262,215
BIBL	$93,217,731	$108,122,311
WWJD	$104,833,527	$62,723,743
RISN	$31,626,999	$43,333,016
GLRY	$51,952,196	$16,300,910
FDLS	$102,557,562	$92,172,998
PTL	$309,486,827	$68,947,169

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Inspire Investing, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the year ended November 30, 2025, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
BLES	0.30%	$356,988
ISMD	0.30%	$593,852
IBD	0.30%	$1,165,525
BIBL	0.30%	$969,749
WWJD	0.45%	$1,548,244
RISN	0.50%	$427,187
GLRY	0.65%	$529,372
FDLS	0.45%	$403,832
PTL	0.09%	$329,043

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BIBL and GLRY, at least until March 31, 2026, to waive a portion of its advisory fee and has agreed to reimburse BIBL and GLRY for other expenses to the extent necessary so that total expenses incurred (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.35% and 0.80% of average daily net assets for BIBL and GLRY, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and BIBL’s and GLRY’s operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. If a Fund’s operating expenses subsequently exceeds the expense limitation, the reimbursements for the Fund shall be suspended. For the year ended November 30, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $182,987 and $54,103 for BIBL and GLRY, respectively, pursuant to the Waiver Agreement.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

Ticker	11/30/2026	11/30/2027	11/30/2028
BIBL	$103,906	$186,741	$182,987
GLRY	$52,197	$101,431	$54,103

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time on 60 days’ notice to the Adviser.

PTL’s unitary management fee is designed to pay PTL’s expenses and to compensate the Adviser for providing services for PTL. Out of the unitary management fee, the Adviser pays substantially all expenses of PTL, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b- l fees; acquired advisory fees, fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of officers and Trustees, contractual indemnification of service providers (other than the Adviser)). The Adviser, and not PTL’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 shares for RISN, GLRY, FDLS and PTL. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

For the year ended November 30, 2025, the fixed and variable fees were as follows:

Ticker	FIXED FEES	VARIABLE FEES
BLES	$8,500	$—
ISMD	$9,500	$—
IBD	$11,000	$—
BIBL	$11,750	$—
WWJD	$20,500	$—
RISN	$5,750	$—
GLRY	$10,750	$—
FDLS	$6,750	$—
PTL	$43,512	$—

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Ticker	Purchases	Charge for Cash Purchases*
BLES	$500	0.50%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.50%
RISN	$250	0.00%
GLRY	$250	0.00%
FDLS	$250	0.00%
PTL	$777	0.00%

*	The maximum Transaction Fee may be up to 0.50% as a percentage of the amount invested.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2025, and November 30, 2024, was as follows:

For the year ended November 30, 2025:

	Ordinary	Long-Term	Return
Ticker	Income	Capital Gains	Of Capital	Total
BLES	$2,046,360	$—	$—	$2,046,360
ISMD	2,406,290	—	—	2,406,290
IBD	16,493,690	—	—	16,493,690
BIBL	3,411,235	—	—	3,411,235
WWJD	9,143,905	—	—	9,143,905
RISN	1,093,312	—	—	1,093,312
GLRY	300,102	—	—	300,102
FDLS	2,061,497	3,830,601	—	5,892,098
PTL	4,691,580	—	—	4,691,580

For the year ended November 30, 2024:

	Ordinary	Long-Term	Return
Ticker	Income	Capital Gains	Of Capital	Total
BLES	$2,698,930	$—	$—	$2,698,930
ISMD	2,458,940	—	—	2,458,940
IBD	12,185,950	—	—	12,185,950
BIBL	3,597,375	—	—	3,597,375
WWJD	7,509,030	—	—	7,509,030
RISN	1,260,097	—	—	1,260,097
GLRY	497,272	—	—	497,272
FDLS	954,623	—	—	954,623
PTL	1,049,460	—	—	1,049,460

As of November 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Ticker	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BLES	$456,323	$—	$—	$(1,295,479)	$—	$15,232,270	$14,393,114
ISMD	248,090	—	—	(7,372,858)	—	7,696,242	571,474
IBD	567,228	—	—	(19,634,003)	—	7,407,547	(11,659,228)
BIBL	300,419	—	—	(52,247,444)	—	51,151,531	(795,494)
WWJD	1,615,122	—	—	(7,729,768)	—	52,889,302	46,774,656
RISN	75,419	—	—	(7,481,258)	—	2,151,584	(5,254,255)
GLRY	—	—	—	(10,572,774)	—	23,414,210	12,841,436
FDLS	269,795	—	—	(6,596,919)	—	10,421,264	4,094,140
PTL	857,383	—	—	(4,584,055)	—	63,992,697	60,266,025

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark to market on passive foreign investment companies, and adjustments on partnerships, passive foreign investment companies and C-Corporation return of capital distributions.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

At November 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized were as follows:

Ticker	Short-Term	Long-Term	Total	CLCF Utilized
BLES	$—	$1,295,479	$1,295,479	$—
ISMD	—	7,372,858	7,372,858	—
IBD	5,298,230	14,335,773	19,634,003	—
BIBL	16,208,531	36,038,913	52,247,444	—
WWJD	—	7,729,768	7,729,768	536,220
RISN	6,981,929	499,329	7,481,258	1,167,941
GLRY	9,215,364	1,357,410	10,572,774	—
FDLS	6,596,919	—	6,596,919	—
PTL	2,581,451	2,002,604	4,584,055	—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, adjustments for prior year tax returns, and distributions in excess, resulted in reclassifications for the Funds for the year ended November 30, 2025, as follows:

	Paid In	Accumulated
Ticker	Capital	Earnings (Deficit)
BLES	$10,486,408	$(10,486,408)
ISMD	10,666,606	(10,666,606)
IBD	341,138	(341,138)
BIBL	29,279,739	(29,279,739)
WWJD	20,458,475	(20,458,475)
RISN	10,005,494	(10,005,494)
GLRY	4,476,186	(4,476,186)
FDLS	19,657,958	(19,657,958)
PTL	22,593,356	(22,593,356)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At November 30, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Ticker	Tax Cost	Appreciation	Depreciation	(Depreciation)
BLES	$111,559,831	$23,437,623	$(8,225,598)	$15,212,025
ISMD	219,564,261	32,377,296	(24,681,054)	7,696,242
IBD	447,148,488	8,898,702	(1,491,155)	7,407,547
BIBL	309,680,295	72,777,040	(21,625,509)	51,151,531
WWJD	359,043,799	74,866,325	(22,047,054)	52,819,271
RISN	87,523,548	3,048,676	(897,001)	2,151,675
GLRY	96,024,070	27,226,295	(3,812,085)	23,414,210
FDLS	107,962,299	16,160,110	(5,738,708)	10,421,402
PTL	499,954,671	88,401,663	(24,408,966)	63,992,697

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

8.	SECURITIES LENDING

Effective July 24, 2025, under an agreement (the “Securities Lending Agreement”) with Mitsubishi UFJ Trust and Banking Corporation, each Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Prior to July 24, 2025, the Funds had a Securities Lending Agreement with Brown Brothers Harriman.

As of November 30, 2025, the below table shows the securities on loan and collateral for the loan, both of which are presented gross on the Statements of Assets and Liabilities. All individual open security loan transactions were overcollateralized. The remaining contractual maturity of those transactions are overnight and continuous. This cash is invested in the Fidelity Investments Money Market Government Portfolio – Institutional Class.

	Fair Value of	Collateral Value of
Ticker	Securities on Loan	Securities on Loan
BLES	$513,056	$533,842
ISMD	2,131,966	2,179,984
IBD	10,949,534	11,279,708
WWJD	1,551,039	1,652,323

As of November 30, 2025 the collateral consisted of institutional government money market funds. The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of November 30, 2025:

	Overnight and	Up to		Greater than
Collateral	Continuous	30 Days	30-90 days	90 days	Total
Fidelity Investments Money Market Government Portfolio - Institutional Class	$533,842	$—	$—	$—	$533,842
Fidelity Investments Money Market Government Portfolio - Institutional Class	2,179,984	—	—	—	$2,179,984
Fidelity Investments Money Market Government Portfolio - Institutional Class	11,279,708	—	—	—	$11,279,708
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,652,323	—	—	—	$1,652,323

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

9.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund management is evaluating the impacts of these changes on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

The Board declared the following distributions after November 30, 2025:

Ticker	Income Dividend Per Share	Record Date	Payable Date
BLES	$0.2194	12/17/2025	12/24/2025
ISMD	$0.1005	12/17/2025	12/24/2025
IBD	$0.1210	12/17/2025	12/24/2025
BIBL	$0.0961	12/17/2025	12/24/2025
WWJD	$0.2856	12/17/2025	12/24/2025
RISN	$0.0730	12/17/2025	12/24/2025
GLRY	$0.0079	12/17/2025	12/24/2025
FDLS	$0.0957	12/17/2025	12/24/2025
PTL	$0.7576	12/17/2025	12/24/2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Inspire ETFs and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Northern Lights Fund Trust IV comprising the funds listed below (the “Funds”), as of November 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years/periods ended November 30, 2022, and prior, were audited by other auditors whose report dated January 27, 2023, expressed an unqualified opinion on those financial highlights.

Statements of
	Statements of	Changes in Net
Fund Name	Operations	Assets	Financial Highlights
Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Capital Appreciation ETF (formerly known as Inspire Tactical Balanced ETF), Inspire Growth ETF (formerly known as Inspire Momentum ETF), and Inspire Fidelis Multi Factor ETF	For the year ended November 30, 2025	For the years ended November 30, 2025 and 2024	For the years ended November 30, 2025, 2024, and 2023
Inspire 500 ETF	For the year ended November 30, 2025	For the year ended November 30, 2025, and for the period from March 25, 2024 (commencement of operations) through November 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 28, 2026

The Inspire ETFs
Additional Information (Unaudited)
November 30, 2025

FOREIGN TAX CREDIT (Unaudited)

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended November 30, 2025 and November 30, 2024, were as follows:

For fiscal year ended 11/30/2025	Foreign Taxes Paid	Foreign Source Income
Inspire International ETF	$0.10	$0.79
Inspire Global Hope ETF	0.10	0.50

For fiscal year ended 11/30/2024	Foreign Taxes Paid	Foreign Source Income
Inspire International ETF	$0.10	$0.78

The Inspire ETFs
Additional Information (Unaudited)
November 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 23, 2025, (the “Meeting”), the Board discussed the renewal of an investment advisory agreement (the “Inspire Advisory Agreement”) between Inspire Investing, LLC (“Inspire”) and the Trust, with respect to the Inspire 500 ETF (“Inspire 500”). In considering the renewal of the Inspire Advisory Agreement, the Board received materials specifically relating to the Inspire Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Inspire Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement, on behalf of Inspire 500, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing Inspire 500. The Board noted that Inspire provided portfolio design, pre-trade compliance, trade order management and distribution efforts to the Inspire 500. The Board discussed the factors that Inspire considered when selecting broker-dealers for portfolio transactions. The Board reviewed Inspire’s practices for monitoring compliance. The Board concluded that it could expect Inspire to continue providing high quality services to Inspire 500 and its shareholders.

Performance. The Board noted that Inspire 500 maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Inspire 500, with net returns of 17.08% for the 1-year period ended July 31, 2025, outperformed its Morningstar category median of 15.48% and peer group median of 15.29%. The Board further observed that Inspire 500 was in the first quartile of its peer group and Morningstar category in terms of net returns for the 1-year period ended July 31, 2025. The Board noted that Inspire 500

The Inspire ETFs
Additional Information (Unaudited)(Continued)
November 30, 2025

underperformed its peer group and Morningstar category medians for the since inception period ended July 31, 2025. The Board concluded that Inspire 500’s performance was acceptable.

Fees and Expenses. The Board observed that Inspire 500’s advisory fee of 0.09% was lower than its peer group and Morningstar category medians and averages. The Board determined that Inspire’s advisory fee for Inspire 500 was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Inspire for Inspire 500. The Board observed that Inspire was operating Inspire 500 at a loss. The Board determined that excessive profitability was not an issue for Inspire with respect to Inspire 500 at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of Inspire 500. The Board noted that Inspire had indicated a willingness to evaluate the appropriateness of breakpoints at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from Inspire as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that the renewal of the advisory agreement between Inspire and the Trust, on behalf of Inspire 500, was in the best interests of Inspire 500 and its shareholders.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by (i) calling 1-877-658-9473 (ii) visiting the Funds’ website at https://www.inspireetf.com (iii) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER
Inspire Investing, LLC
3597 E Monarch Sky Lane, Suite 330
Meridian, ID 83646

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	02/06/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	02/06/2026

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	02/06/2026